                                                                  NUVEEN
                                                                     Investments

Nuveen Municipal Bond Funds

                              Annual Report dated May 31, 2001

Dependable, tax-free income
                 to help you keep more of what you earn.

                         [PHOTO APPEARS HERE]


                     Nuveen Kansas Municipal Bond Fund
                   Nuveen Kentucky Municipal Bond Fund
                   Nuveen Michigan Municipal Bond Fund
                   Nuveen Missouri Municipal Bond Fund
                       Nuveen Ohio Municipal Bond Fund
                  Nuveen Wisconsin Municipal Bond Fund

Table of Contents

 1  Dear Shareholder
 3  Nuveen Kansas Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
 7  Nuveen Kentucky Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
12  Nuveen Michigan Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
16  Nuveen Missouri Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
20  Nuveen Ohio Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
25  Nuveen Wisconsin Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
30  Portfolio of Investments
64  Statement of Net Assets
65  Statement of Operations
66  Statement of Changes in Net Assets
69  Notes to Financial Statements
77  Financial Highlights
83  Report of Independent Public Accountants
85  Fund Information





                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board


At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing
Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25 percent over a 10-year period - Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.


Annual Report     page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001


Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios portfolios designed to help systematically compound your wealth over time.

Annual Report     page 2

From the Portfolio Manager

Nuveen Kansas Municipal Bond Fund


Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets--approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months--a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for Kansas municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available in the state during the past year. In the first quarter of 2001, for example, Kansas municipal issuance accounted for just 1 percent of the nationwide total.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 12.02 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the average performance of its peers as measured by the Lipper Kansas Municipal Debt Funds category average, which returned 10.80 percent for the same period. As an additional point of comparison, the performance slightly trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


                                                        Annual Report     page 3

The fund's strong performance compared to its peers can be attributed to the fund's weighting in investments in both the tax-backed and education sectors, which outperformed during the reporting period.

Annualized Total Returns as of 5/31/01 /1/

                              One-Year        Five-Year
Kansas                          12.02%            5.83%
Class A Shares at NAV

Lipper Kansas Municipal         10.80%            5.29%
Debt Funds Category/2/

Lehman Brothers Municipal       12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                 4.94%
Taxable-Equivalent Yield/5/      7.66%


Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria--which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

--------------------------------------------------------------------------------
1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

2 For the Nuveen Kansas Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 13 funds in the Lipper Kansas Municipal Debt Funds category for the one-year period ended May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

Your Fund's Investment Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

Annual Report    page 4

     Despite the relatively limited supply of municipal bonds available in Kansas, we had little problem identifying bond issues that met our requirements, making 14 separate purchases for a total of nearly $19 million during the reporting period. One of the fund's purchases helped finance a convention and hotel project sponsored by the Overland Park Development Corporation. These bonds, bought in the fourth quarter of 2000 at a relatively high yield, rose in price during the period as credit spreads between higher- and lower-rated securities tightened.

Q.   What is your outlook for the municipal market and the fund?

A. We believe the fund is well positioned for the future. Because of our past efforts to moderate call risk, only a modest portion of the fund's portfolio is subject to call in the next three years-5.9 percent for the remainder of 2001, 6.5 percent for 2002, and 3.7 percent in 2003.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market-and the fund-should continue to benefit.

     In the meantime, we will look to reap the rewards of market out performance know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                    Kansas
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]


    -------   Nuveen Kansas Municipal Bond Fund (NAV) $17,547

    -------   Nuveen Kansas Municipal Bond Fund (Offer) $16,810

    -------   Lehman Brothers Municipal Bond Index $18,435

--------------------------------------------------------------------------------
5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


Annual Report     page 5

Fund Spotlight as of 5-31-01

NUVEEN KANSAS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                    A Shares         B Shares       C Shares        R Shares
--------------------------------------------------------------------------------
NAV                 $10.16           $10.09         $10.17          $10.20
--------------------------------------------------------------------------------
CUSIP               67065R101        67065R200      67065R309       67065R408
--------------------------------------------------------------------------------
Latest Dividend/1/  $0.0430          $0.0365        $0.0385         $0.0450
--------------------------------------------------------------------------------
Inception Date      1/92             2/97           2/97            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                            as of May 31, 2001              as of March 31, 2001
A Shares                  NAV            Offer         NAV                 Offer
--------------------------------------------------------------------------------
1 - Year               12.02%            7.30%         10.25%              5.61%
--------------------------------------------------------------------------------
5 - Year                5.83%            4.93%         5.86%               4.96%
--------------------------------------------------------------------------------
Since Inception         6.09%            5.61%         6.21%               5.72%
--------------------------------------------------------------------------------

B Shares             w/o CDSC           w/CDSC         w/o CDSC           w/CDSC
1 - Year               11.17%            7.17%            9.52%            5.52%
--------------------------------------------------------------------------------
5 - Year                4.96%            4.79%            4.99%            4.82%
--------------------------------------------------------------------------------
Since Inception         5.47%            5.47%            5.58%            5.58%
--------------------------------------------------------------------------------

C Shares                                   NAV                               NAV
1 - Year                                11.29%                             9.75%
--------------------------------------------------------------------------------
5 - Year                                 5.32%                             5.37%
--------------------------------------------------------------------------------
Since Inception                          5.65%                             5.78%
--------------------------------------------------------------------------------

R Shares                                   NAV                               NAV
1 - Year                                12.12%                            10.46%
--------------------------------------------------------------------------------
5 - Year                                 6.11%                             6.15%
--------------------------------------------------------------------------------
Since Inception                          6.24%                             6.37%
--------------------------------------------------------------------------------

Tax-Free Yields

        as of May 31, 2001

A Shares                         NAV     Offer
SEC 30-Day Yield               4.94%     4.73%
----------------------------------------------
Taxable-Equivalent Yield/3/    7.66%     7.33%
----------------------------------------------

B Shares                                   NAV
SEC 30-Day Yield                         4.20%
----------------------------------------------
Taxable-Equivalent Yield/3/              6.51%
----------------------------------------------

C Shares                                   NAV
SEC 30-Day Yield                         4.40%
----------------------------------------------
Taxable-Equivalent Yield/3/              6.82%
----------------------------------------------

R Shares                                   NAV
SEC 30-Day Yield                         5.15%
----------------------------------------------
Taxable-Equivalent Yield/3/              7.98%
----------------------------------------------


Bond Credit Quality/4/

[Pie Chart appears here]

AAA/U.S. Guaranteed     33%
---------------------------
AA                      19%
---------------------------
A                       16%
---------------------------
BBB                     12%
---------------------------
NR                      20%
---------------------------

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
---------------------------

Healthcare
19%

Housing (Multifamily)
15%

Tax Obligation (Limited)
15%

U.S. Guaranteed
11%

Housing (Single Family)
9%

Portfolio Stats
---------------------------

Total Net Assets
$106.2 million

Average Duration
7.79

Average Effective Maturity
19.67 years

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



Annual Report        page 6

From the Portfolio Manager

          Nuveen Kentucky Municipal Bond Fund


Q. What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     Interest rates. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     Supply. In 2000, lack of supply was particularly acute, especially in the lower investment grade segment where we employed our extensive research capabilities to seek issues offering discount prices and highly attractive yields. The situation improved in early 2001 as new-issue supply increased significantly. Compared with the national municipal market, however, new issues remained limited; Kentucky ranked 15th in issuance volume and represented less than 2 percent of total municipal new issues.

     Despite the lackluster supply overall, we were able to capitalize on our extensive resources and strong dealer network to dig a little deeper and identify what we felt were attractive albeit lesser-known deals that other investors may have missed.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

                                                          Annual Report   page 7

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. Though the fund lagged the Lehman Brothers Municipal Bond Index during the last 12 months, it outperformed the Lipper peer group average for both one-year and five-year total returns. We credit this strong performance to a persistent focus on overall bond structure.

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.

         Annualized Total Returns as of 5/31/01 /1/

                                                 One-Year       Five-Year
         Kentucky Municipal Bond Fund             10.40%           5.41%
         Class A Shares at NAV

         Lipper Kentucky Municipal Debt            9.63%           5.19%
         Funds Category Average/2/

         Lehman Brothers Municipal                12.14%
         Bond Index/3/

         Tax-Free/4/ Yields as of 5/31/01
         Class A Shares at NAV
         SEC 3-Day Yield                           4.54%
         Taxable-Equivalent Yield/5/               6.98%

Q.   What themes were underlying your management of the fund during the year?

A.   We focused on two key areas:

     Building on our strengths. We have persistently emphasized overall portfolio structure and continually comb the market for issues that may offer attractive yields. We seek strong call protection to reduce sensitivity to fluctuating interest rates. And our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and low durations of about 5. The Kentucky Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 18.07 years and 6.43 duration, characteristics that may offer potentially higher returns and dividend yield.

     Seeking new opportunities. Though investors at-large expressed concern about the economy during the last 12 months, we recognize that attractive

--------------------------------------------------------------------------------
  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's Investment Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 8
        offerings can be found in nearly all market conditions. By capitalizing on the size and resources of Nuveen Research, we were able to sell some high-grade holdings at relatively high prices and take advantage of values in lower rated investment grade bonds. We identified some especially attractive opportunities in the healthcare and multi-family housing sectors.

        Some notable transactions include:

        . Norton Healthcare Inc. buyback program. This Kentucky issuer sought to restructure its debt by repurchasing $29 million in outstanding bonds at a premium. The fund owned $13 million of these issues and all participated in the buyback, capturing the full premium and value of the buyback program.

        . City of Ashland pollution control revenue bonds. We purchased this attractive offering issued by the City of Ashland on behalf of Ashland Oil Inc.

        . Kentucky Turnpike Authority revenue bonds purchase.

        Surveillance activities on the Fund's holdings also remained active. Nuveen's team of 17 full-time analysts continually monitors credit quality of the fund's holdings. Their analysis, coupled with information about overall portfolio structure, individual bond structure and market price, is used by the investment management team in deciding to increase, decrease or maintain the fund's exposure to a given issuer.

Q. What is your outlook for the Kentucky municipal market and plans for the Kentucky Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply in the state will continue to be low, we anticipate retail demand will remain strong, which may provide opportunities to sell some holdings at attractive prices and purchase issues that might have greater yield potential. At this time, our primary goal is to continue seeking opportunities that we believe can help to enhance return and yield in the fund.

        For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

        In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

--------------------------------------------------------------------------------
2 For the Nuveen Kentucky Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 16 funds in the Lipper Kentucky Municipal Debt Funds category for the one-year period ended May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                                          Annual Report   page 9

                                   KENTUCKY
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]


     -----------   Nuveen Kentucky Municipal Bond Fund (NAV) $18,587

     -----------   Nuveen Kentucky Municipal Bond Fund (Offer) $17,806

     -----------   Lehman Brothers Municipal Bond Index $19,821

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 10

Fund Spotlight as of 5-31-01
       NUVEEN KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $10.80          $10.80          $10.79          $10.78
--------------------------------------------------------------------------------
CUSIP                  67065R507       67065R606       67065R705       67065R804
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0455         $0.0390         $0.0405         $0.0470
--------------------------------------------------------------------------------
Inception Date         5/87            2/97            10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                         as of May 31, 2001                 as of March 31, 2001

A Shares                     NAV       Offer                 NAV       Offer

1 - Year                  10.40%       5.78%               9.14%       4.57%
--------------------------------------------------------------------------------
5 - Year                   5.41%       4.52%               5.41%       4.51%
--------------------------------------------------------------------------------
10 - Year                  6.39%       5.93%               6.70%       6.24%
--------------------------------------------------------------------------------

B Shares                w/o CDSC      w/CDSC            w/o CDSC      w/CDSC

1 - Year                   9.60%       5.60%               8.35%       4.35%
--------------------------------------------------------------------------------
5 - Year                   4.66%       4.50%               4.67%       4.50%
--------------------------------------------------------------------------------
10 - Year                  5.88%       5.88%               6.19%       6.19%
--------------------------------------------------------------------------------

C Shares                                 NAV                             NAV

1 - Year                               9.80%                           8.54%
--------------------------------------------------------------------------------
5 - Year                               4.85%                           4.82%
--------------------------------------------------------------------------------
10 - Year                              5.80%                           6.11%
--------------------------------------------------------------------------------

R Shares                                 NAV                             NAV

1 - Year                              10.72%                           9.45%
--------------------------------------------------------------------------------
5 - Year                               5.56%                           5.55%
--------------------------------------------------------------------------------
10 - Year                              6.47%                           6.77%
--------------------------------------------------------------------------------

Tax-Free Yields
                          as of May 31, 2001

A Shares                         NAV   Offer
SEC 30-Day Yield               4.54%   4.35%
--------------------------------------------
Taxable-Equivalent Yield/3/    6.98%   6.69%
--------------------------------------------

B Shares                                 NAV
SEC 30-Day Yield                       3.80%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.85%
--------------------------------------------

C Shares                                 NAV

SEC 30-Day Yield                       4.00%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.15%
--------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.74%
--------------------------------------------
Taxable-Equivalent Yield/3/            7.29%
--------------------------------------------

Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                      51%
--------------------------------------------
AA                                       11%
--------------------------------------------
A                                        16%
--------------------------------------------
BBB                                      18%
--------------------------------------------
NR                                        4%
--------------------------------------------

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

------------------------

Tax Obligation (Limited)
23%

Healthcare
13%

U.S. Guaranteed
11%

Utilities
9%

Housing (Single Family)
8%

Portfolio Stats
------------------------

Total Net Assets
$453.4 million

Average Duration
6.43

Average Effective Maturity
18.07 years

--------------------------------------------------------------------------------

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 11

                          From the Portfolio Manager

                      NUVEEN MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Michigan is traditionally a state with a large supply of new municipal issues, especially in the education sector. During the reporting period, however, supply was relatively muted. The state's municipal bond issuance in calendar year 2000, for example, was 21 percent below the level achieved in 1999.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 11.45 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Michigan Municipal Debt Funds category average, which returned 11.14 percent for the same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's better than average performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity

--------------------------------------------------------------------------------

  The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .    A commitment to exhaustive research

 .    An active, value-oriented investment style

 .    The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 12
     to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001.

          Annualized Total Returns as of 5/31/01/1/

                                             One-Year     Five-Year
          Michigan                            11.45%        5.55%
          Class A Shares at NAV

          Lipper Michigan Municipal           11.14%        5.47%
          Debt Funds Category/2/

          Lehman Brothers Municipal           12.14%
          Bond Index/3/

          Tax-Free/4/ Yields as of 5/31/01
          Class A Shares at NAV

          SEC 30-Day Yield                     4.72%

          Taxable-Equivalent Yield/5/          7.15%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     The fund's performance benefited greatly from some lower-rated investments in the health care sector as credit spreads tightened during the reporting period. One of our strongest-performing credits was an investment in the Detroit Medical Center, a bond issue that had previously been downgraded

--------------------------------------------------------------------------------
2 For the Nuveen Michigan Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 45 funds in the Lipper Michigan Municipal Debt Funds category for the one-year period ended May 31, 2001, and 37 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal thestated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

Your Fund's Investment Objective

--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

                                                       Annual Report     page 13
     because of credit concerns. However, after a thorough review by Nuveen Research and close conversations with hospital management and outside consultants, we had confidence that the situation would work itself out and decided to hold onto our position even as the bonds underperformed.

     Our patience was rewarded when, late in the reporting period, credit-rating agency Standard & Poor's removed Detroit Medical Center from its watch list, indicating that the hospital's financial position was stabilizing. In response, the bonds' performance picked up dramatically in a short amount of time. Other hospital and long-term care bonds - such as Hurley Medical Center in Flint, the Clark Retirement Community, Inc., and the Porter Hills Presbyterian Village - also helped boost the fund's total return during the past year.

Q.   What is your outlook for the municipal market and the fund?

A. During the past few years, we have worked hard to moderate the fund's call risk. With only a small percentage of the fund's portfolio vulnerable to being called in the near future, we believe the fund is now well positioned going forward.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market-and the fund-should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Michigan
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

======= Nuveen Michigan Municipal Bond Fund (NAV) $18,496

======= Nuveen Michigan Municipal Bond Fund (Offer) $17,719

======= Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective

-----------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 14

Fund Spotlight as of 5-31-01
     NUVEEN MICHIGAN MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Quick Facts


                      A Shares        B Shares        C Shares        R Shares
-------------------------------------------------------------------------------
NAV                   $11.39          $11.41          $11.38          $11.39
-------------------------------------------------------------------------------
CUSIP                 67065R853       67065R846       67065R838       67065R820
-------------------------------------------------------------------------------
Latest Dividend/1/    $0.0480         $0.0410         $0.0425         $0.0495
-------------------------------------------------------------------------------
Inception Date        6/85            2/97            6/93            2/97
-------------------------------------------------------------------------------


Annualized Total Returns/2/
                         as of May 31, 2001            as of March 31, 2001

A Shares                 NAV          Offer             NAV           Offer

1 - Year              11.45%          6.78%           9.71%           5.13%
-------------------------------------------------------------------------------
5 - Year               5.55%          4.65%           5.47%           4.58%
-------------------------------------------------------------------------------
10 - Year              6.34%          5.89%           6.60%           6.14%
-------------------------------------------------------------------------------


B Shares            w/o CDSC         w/CDSC        w/o CDSC          w/CDSC

1 - Year              10.61%          6.61%           8.98%           4.98%
-------------------------------------------------------------------------------
5 - Year               4.82%          4.66%           4.75%           4.58%
-------------------------------------------------------------------------------
10 - Year              5.84%          5.84%           6.10%           6.10%
-------------------------------------------------------------------------------


C Shares                                NAV                             NAV

1 - Year                             10.84%                           9.22%
-------------------------------------------------------------------------------
5 - Year                              4.99%                           4.91%
-------------------------------------------------------------------------------
10 - Year                             5.72%                           5.98%
-------------------------------------------------------------------------------


R Shares                                NAV                             NAV

1 - Year                             11.63%                           9.99%
-------------------------------------------------------------------------------
5 - Year                              5.72%                           5.64%
-------------------------------------------------------------------------------
10 - Year                             6.43%                           6.68%
-------------------------------------------------------------------------------


Tax-Free Yields
                         as of May 31, 2001

A Shares                      NAV     Offer

SEC 30-Day Yield            4.72%     4.52%
-------------------------------------------
Taxable-Equivalent Yield/3/ 7.15%     6.85%
-------------------------------------------

B Shares                                NAV

SEC 30-Day Yield                      3.98%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.03%
-------------------------------------------

C Shares                                NAV

SEC 30-Day Yield                      4.17%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.32%
-------------------------------------------

R Shares                                NAV

SEC 30-Day Yield                      4.92%
-------------------------------------------
Taxable-Equivalent Yield/3/           7.45%
-------------------------------------------

Bond Credit Quality/4/

[Pie Chart Appears Here]

AAA/U.S. Guaranteed     66%
---------------------------
AA                      11%
---------------------------
A                        5%
---------------------------
BBB                     15%
---------------------------
NR                       3%
---------------------------

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
---------------------------
Tax Obligation (General)
26%

Tax Obligation (Limited)
18%

Healthcare
14%

Water and Sewer
9%

U.S. Guaranteed
8%


Portfolio Stats
---------------------------
Total Net Assets
$279.6 million

Average Duration
7.95

Average Effective Maturity
18.84 years

------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 15

                          From the Portfolio Manager
                      NUVEEN MISSOURI MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 10.93 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This lagged the performance of its peers as measured by the Lipper Missouri Municipal Debt Funds category average, which returned 11.21 percent for the same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's weaker-than-average performance can be attributed to the fund's slightly shorter duration - which measures sensitivity to changes in interest rates - as well as a somewhat more conservative portfolio structure.

--------------------------------------------------------------------------------

  The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 16

Annualized Total Returns as of 5/31/01 /1/
                                 One-Year        Five-Year

Missouri                          10.93%           5.67%
Class A Shares at NAV

Lipper Missouri Municipal         11.21%           5.48%
Debt Funds Category/2/

Lehman Brothers Municipal         12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01

Class A Shares at NAV

SEC 30-Day Yield                  4.91%

Taxable-Equivalent Yield/5/       7.55%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us further reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Despite the relatively limited supply of municipal bonds available in Missouri, we had little problem identifying bond issues that met our structural requirements. The fund was active in making purchases during the year,

--------------------------------------------------------------------------------

2 For the Nuveen Missouri Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 21 funds in the Lipper Missouri Municipal Bond Debt Funds category for the one-year period ended May 31, 2001, and 18 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

Your Fund's Investment Objective

--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 17
     amounting to a total of 22 in both the primary and secondary markets, for a combined amount of $40 million.

     The fund's performance benefited from selective investments in the healthcare sector - especially among hospitals, as credit spreads in this area tightened during the period. One of the fund's hospital purchases during the period involved the Texas County Memorial Hospital, a bond issue that appealed to us because of its relatively high yield. As the reporting period progressed, these bonds rose in price.

Q.   What is your outlook for the municipal market and the fund?

A. While the fund is well positioned for the future, we will continue to take advantage of all available opportunities to reduce the portfolio's call risk. While just 3 percent of the fund's portfolio is callable for the remainder of this year, 14 percent is vulnerable in 2002. While we do not believe this is an enormous amount, we are still mindful that excessive bond calls could have an impact on the fund's future income stream.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Missouri
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

===== Nuveen Missouri Municipal Bond Fund (NAV) $18,652

===== Nuveen Missouri Municipal Bond Fund (Offer) $17,869

===== Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective

-----------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 18

Fund Spotlight as of 5-31-01
     NUVEEN MISSOURI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $10.71          $10.71          $10.70          $10.71
--------------------------------------------------------------------------------
CUSIP                  67065R812       67065R796       67065R788       67065R770
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0470         $0.0400         $0.0420         $0.0485
--------------------------------------------------------------------------------
Inception Date         8/87            2/97            2/94            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                        as of May 31, 2001               as of March 31, 2001

A Shares                   NAV       Offer                        NAV   Offer

1 - Year                10.93%       6.23%                      9.71%   5.15%
-----------------------------------------------------------------------------
5 - Year                 5.67%       4.77%                      5.63%   4.72%
-----------------------------------------------------------------------------
10 - Year                6.43%       5.98%                      6.70%   6.24%
-----------------------------------------------------------------------------

B Shares              w/o CDSC      w/CDSC                   w/o CDSC  w/CDSC

1 - Year                10.10%       6.10%                      8.90%   4.90%
-----------------------------------------------------------------------------
5 - Year                 4.91%       4.75%                      4.88%   4.72%
-----------------------------------------------------------------------------
10 - Year                5.91%       5.91%                      6.18%   6.18%
-----------------------------------------------------------------------------

C Shares                               NAV                                NAV

1 - Year                            10.31%                              9.10%
-----------------------------------------------------------------------------
5 - Year                             5.10%                              5.08%
-----------------------------------------------------------------------------
10 - Year                            5.84%                              6.11%
-----------------------------------------------------------------------------

R Shares                               NAV                                NAV

1 - Year                            11.11%                              9.90%
-----------------------------------------------------------------------------
5 - Year                             5.85%                              5.80%
-----------------------------------------------------------------------------
10 - Year                            6.52%                              6.78%
-----------------------------------------------------------------------------


Tax-Free Yields

                        as of May 31, 2001

A Shares                       NAV   Offer

SEC 30-Day Yield             4.91%   4.71%
------------------------------------------
Taxable-Equivalent Yield/3/  7.55%   7.25%
------------------------------------------

B Shares                               NAV

SEC 30-Day Yield                     4.17%
------------------------------------------
Taxable-Equivalent Yield/3/          6.42%
------------------------------------------

C Shares                               NAV

SEC 30-Day Yield                     4.37%
------------------------------------------
Taxable-Equivalent Yield/3/          6.72%
------------------------------------------

R Shares                               NAV

SEC 30-Day Yield                     5.12%
------------------------------------------
Taxable-Equivalent Yield/3/          7.88%
------------------------------------------


Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                    48%
------------------------------------------
AA                                      8%
------------------------------------------
A                                      10%
------------------------------------------
BBB                                    10%
------------------------------------------
NR                                     24%
------------------------------------------

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
------------------------------------------

Tax Obligation (Limited)
16%

Healthcare
15%

Education and Civic Organizations
12%

Long-Term Care
11%

Housing (Multifamily)
11%


Portfolio Stats
------------------------------------------
Total Net Assets
$222.7 million

Average Duration
7.28

Average Effective Maturity
19.27 years

-------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 19

From the Portfolio Manager
     NUVEEN OHIO MUNICIPAL BOND FUND

-------------------------------------------------------------------------------

Q. What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     . Interest rates. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

        The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

        With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     . Supply. In 2000, reduced supply was particularly acute. New issues were down 25 percent for the year vs. a 13 percent decline nationally. The situation improved in the first quarter of 2001 as new-issue supply increased 127 percent over the same period a year earlier. Secondary market activity also became fairly strong as investors sold existing holdings to purchase bonds in the primary market.

--------------------------------------------------------------------------------

The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

Your Investment Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 20

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. As shown below, total returns lagged the Lipper peer group averages and Lehman Brothers Municipal Bond Index, due largely to our defensive focus on highly rated issues in 2000 when interest rates were rising. This strategy can help returns to outperform in an environment of increasing interest rates. When rates began declining in early 2001, these assets contributed more to the fund's capacity for producing dividends than total return.

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.


       Annualized Total Returns as of 5/31/01/1/

                                       One-Year        Five-Year

       Ohio Municipal Bond Fund         10.05%           5.27%
       Class A Shares at NAV

       Lipper Ohio Municipal            10.59%           5.38%
       Debt Funds Category Average/2/

       Lehman Brothers Average          12.14%
       Bond Index/3/


       Tax-Free/4/ Yields as of 5/31/01
       Class A Shares at NAV

       SEC 30-Day Yield                  4.23%
       Taxable-Equivalent Yield/5/       6.56%

Q.   What themes were underlying your management of the fund during the year?

A. Enhancing portfolio fundamentals was our primary focus. Finding high buyer demand at the retail level, we were able to sell some holdings that had become less attractive, which also increased the fund's liquidity. We then focused on finding bonds with maturities of 15 to 20 years to lower the fund's weighted average duration and potentially reduce sensitivity to interest rate changes and price volatility. These efforts should also help to safeguard the fund's long-term dividend paying capabilities, which otherwise could come under pressure in periods of declining interest rates.

     We continually comb the market for issues that we believe offer attractive yields, and our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

-------------------------------------------------------------------------------

/2/ For the Nuveen Ohio Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized return of the 49 funds in the Lipper Ohio Municipal Debt Funds category for the one-year period ended May 31, 2001 and 42 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

Your Fund's Investment Objective
-------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

                                                        Annual Report    page 21

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and durations of about 5. The Ohio Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 17.62 years and 6.69 duration, characteristics that may offer potentially higher returns and dividend yield.

     Some notable purchases made during the period include:

     . Richland County Hospital Facilities revenue bonds issued for the MedCentral Health System Obligated group. This 375-bed hospital is located north of Columbus in Mansfield, Ohio, has 70 percent market share, a solid operating performance and light debt burden. The issue is rated A- by Standard & Poor's, matures in 2022 and came at a yield of
        6.54 percent; this represented a pickup of 90 to 95 basis points over insured Ohio-exempt paper at the time of issuance, a spread that we feel more than makes up for any risk assumed.

     .  Cuyahoga County general obligation bonds rated Aa1/AA+ maturing in 2016.

     . City of Columbus general obligation bonds rated Aaa/AAA without insurance, maturing in 2017.

     . Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority. Because of limited supply, we looked beyond the state's borders to find attractive bonds. One particularly attractive opportunity was this Baa2/NR/BBB-rated bond to finance a coal-fired power plant for AES, the world's largest global independent power producer. Based on their lower rating at the time of purchase, these bonds offered 65 to 70 basis points of additional yield relative to insured Ohio bonds.

Q. What is your outlook for the Ohio municipal market and plans for the Ohio Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply in the state will decline from the increased levels seen earlier in 2001, we anticipate retail demand will remain strong. At this time, our primary goal is to maintain the favorable duration we have achieved in an effort to seek enhanced return and yield potential.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.


How Your Fund Pursues Its Objective
-------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.



Annual Report    page 22

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                     Ohio
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

====== Nuveen Ohio Municipal Bond Fund (NAV) $18,052

====== Nuveen Ohio Municipal Bond Fund (Offer) $17,294

====== Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

                                                       Annual Report     page 23

Fund Spotlight as of 5-31-01
          NUVEEN OHIO MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $11.10          $11.09          $11.09          $11.09
--------------------------------------------------------------------------------
CUSIP                  67065R762       67065R754       67065R747       67065R739
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0465         $0.0395         $0.0415         $0.0485
--------------------------------------------------------------------------------
Inception Date         6/85            2/97            8/93            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                              as of May 31, 2001            as of March 31, 2001

A Shares                         NAV       Offer                 NAV       Offer

1 - Year                      10.05%       5.38%               9.20%       4.57%
--------------------------------------------------------------------------------
5 - Year                       5.27%       4.38%               5.33%       4.42%
--------------------------------------------------------------------------------
10 - Year                      6.08%       5.63%               6.39%       5.94%
--------------------------------------------------------------------------------

B Shares                    w/o CDSC      w/CDSC            w/o CDSC      w/CDSC

1 - Year                       9.16%       5.16%               8.43%       4.43%
--------------------------------------------------------------------------------
5 - Year                       4.52%       4.36%               4.58%       4.41%
--------------------------------------------------------------------------------
10 - Year                      5.57%       5.57%               5.88%       5.88%
--------------------------------------------------------------------------------

C Shares                                     NAV                             NAV

1 - Year                                   9.46%                           8.62%
--------------------------------------------------------------------------------
5 - Year                                   4.70%                           4.75%
--------------------------------------------------------------------------------
10 - Year                                  5.50%                           5.81%
--------------------------------------------------------------------------------

R Shares                                     NAV                             NAV

1 - Year                                  10.19%                           9.44%
--------------------------------------------------------------------------------
5 - Year                                   5.45%                           5.51%
--------------------------------------------------------------------------------
10 - Year                                  6.17%                           6.48%
--------------------------------------------------------------------------------

Tax-Free Yields
                              as of May 31, 2001

A Shares                         NAV       Offer

SEC 30-Day Yield               4.23%       4.05%
------------------------------------------------
Taxable-Equivalent Yield/3/    6.56%       6.28%
------------------------------------------------

B Shares                                     NAV

SEC 30-Day Yield                           3.48%
------------------------------------------------
Taxable-Equivalent Yield/3/                5.40%
------------------------------------------------

C Shares                                     NAV

SEC 30-Day Yield                           3.68%
------------------------------------------------
Taxable-Equivalent Yield/3/                5.71%
------------------------------------------------

R Shares                                     NAV

SEC 30-Day Yield/3/                        4.43%
------------------------------------------------
Taxable-Equivalent Yield/3/                6.87%

Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                          63%
------------------------------------------------
AA                                           11%
------------------------------------------------
A                                            12%
------------------------------------------------
BBB                                           8%
------------------------------------------------
NR                                            6%
------------------------------------------------

-------------------------------------------------------------------------------
1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

------------------------

U.S. Guaranteed
20%

Tax Obligation (General)
19%

Healthcare
15%

Utilities
11%

Tax Obligation (Limited)
9%

Portfolio Stats

------------------------

Total Net Assets
$593.1 million

Average Duration
6.69

Average Effective Maturity
17.62 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Annual Report     page 24

From the Portfolio Manager
   NUVEEN WISCONSIN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, whose investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. To attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for Wisconsin municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available during the past year. For example, in the first quarter of 2001, Wisconsin municipal issuance accounted for just 1 percent of the nationwide total. During that quarter, issuance in the state actually fell 24 percent versus the same period in 2000, even as the figure rose 44 percent nationwide.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 12.84 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Other States Municipal Debt Funds category average, which returned 10.14 percent for the same period. As an additional point of comparison, the performance surpassed that of the national Lehman

--------------------------------------------------------------------------------

The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Your Investment Management Team
-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

                                                       Annual Report     page 25

Brothers Municipal Bond Index, which rose 12.14 percent.

The fund's strong performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001. The fund also benefited from unusually high demand for Wisconsin municipal securities, as well as the solid performance of the fund's holdings in tax-exempt U.S. territorial bonds.

Annualized Total Returns as of 5/31/01/1/

                                        One-Year        Five-Year
Wisconsin                                12.84%           5.66%
Class A Shares at NAV

Lipper Other States                      10.14%           5.15%
Municipal Debt Funds Category/2/

Lehman Brothers Municipal                12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                          5.00%

Taxable-Equivalent Yield/5/               7.75%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

--------------------------------------------------------------------------------
  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's Investment Objective
--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 26

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Because of the limited supply of available Wisconsin bonds as well as our belief that the fund was well positioned, we limited our trading during the reporting period and took advantage of strong performance in the midst of the rally for municipal bonds. One purchase we did make involved the Green Bay/Brown County professional football stadium project, a deal that was in high demand and from which we expect the fund to benefit going forward.

     We also made judicious use of the fund's ability to invest in municipal securities issued by U.S. territories, such as Puerto Rico, Guam, and the Virgin Islands. These bonds, which carry the same tax advantages as in-state paper, are often attractive because of their liquidity and generally high credit ratings. Territorial bonds can often provide the fund with excellent value, especially during times when suitable Wisconsin securities are hard to come by.

Q.   What is your outlook for the municipal market and the fund?

A. During the past few years, we have worked hard to moderate the fund's call risk. With only a small percentage of the fund's portfolio vulnerable to being called in the near future, we believe the fund is well positioned going forward.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

--------------------------------------------------------------------------------

2 For the Nuveen Wisconsin Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 81 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2001, and 62 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

How Your Fund Pursues Its Objective
----------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                                       Annual Report     page 27

Wisconsin
Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

===== Nuveen Wisconsin Municipal Bond Fund (NAV) $14,610

===== Nuveen Wisconsin Municipal Bond Fund (Offer) $13,996

===== Lehman Brothers Municipal Bond Index $15,731

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 28

Fund Spotlight as of 5-31-01
     NUVEEN WISCONSIN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                          A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                       $9.97          $10.00         $10.00         $10.02
--------------------------------------------------------------------------------
CUSIP                     67065R721      67065R713      67065R697      67065R689
--------------------------------------------------------------------------------
Latest Dividend/1/        $0.0370        $0.0310        $0.0325        $0.0385
--------------------------------------------------------------------------------
Inception Date            6/94           2/97           2/97           2/97
--------------------------------------------------------------------------------


Annualized Total Returns/2/
                             as of May 31, 2001             as of March 31, 2001
A Shares                        NAV       Offer                  NAV       Offer
1 - Year                     12.84%       8.05%               11.12%       6.41%
--------------------------------------------------------------------------------
5 - Year                      5.66%       4.76%                5.72%       4.81%
--------------------------------------------------------------------------------
Since Inception               5.56%       4.92%                5.76%       5.10%
--------------------------------------------------------------------------------

B Shares                   w/o CDSC      w/CDSC             w/o CDSC      w/CDSC
1 - Year                     11.98%       7.98%               10.38%       6.38%
--------------------------------------------------------------------------------
5 - Year                      4.95%       4.79%                5.04%       4.88%
--------------------------------------------------------------------------------
Since Inception               4.90%       4.90%                5.11%       5.11%
--------------------------------------------------------------------------------

C Shares                                    NAV                              NAV
1 - Year                                 12.31%                           10.60%
--------------------------------------------------------------------------------
5 - Year                                  5.17%                            5.24%
--------------------------------------------------------------------------------
Since Inception                           5.11%                            5.31%
--------------------------------------------------------------------------------

R Shares                                    NAV                              NAV
1 - Year                                 13.10%                           11.39%
--------------------------------------------------------------------------------
5 - Year                                  5.92%                            5.98%
--------------------------------------------------------------------------------
Since Inception                           5.75%                            5.95%
--------------------------------------------------------------------------------


Tax-Free Yields
                             as of May 31, 2001
A Shares                        NAV       Offer
SEC 30-Day Yield              5.00%       4.79%
-----------------------------------------------
Taxable-Equivalent Yield/3/   7.75%       7.43%
-----------------------------------------------

B Shares                                    NAV
SEC 30-Day Yield                          4.25%
-----------------------------------------------
Taxable-Equivalent Yield/3/               6.59%
-----------------------------------------------

C Shares                                    NAV
SEC 30-Day Yield                          4.45%
-----------------------------------------------
Taxable-Equivalent Yield/3/               6.90%
-----------------------------------------------

R Shares                                    NAV
SEC 30-Day Yield                          5.20%
-----------------------------------------------
Taxable-Equivalent Yield/3/               8.06%
-----------------------------------------------


Bond Credit Quality/4/

[Pie Chart Appears Here]

AAA/U.S. Guaranteed   33%
-------------------------
AA                    24%
-------------------------
A                     17%
-------------------------
BBB                    8%
-------------------------
NR                    18%
-------------------------

--------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
------------------------

Tax Obligation (Limited)
51%

Housing (Multifamily)
10%

U.S. Guaranteed
9%

Healthcare
5%

Utilities
5%


Portfolio Stats
------------------------

Total Net Assets
$40.8 million

Average Duration
8.17

Average Effective Maturity
20.47 years


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                       Annual Report     page 29

                 Portfolio of Investments
                 Nuveen Kansas Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.4%

   $    1,000 Dodge City, Kansas,            5/02 at 102       Aa3 $  1,048,120
               Pollution Control Revenue
               Refunding Bonds (Excel
               Corporation
               Project/Cargill, Inc.),
               Series 1992, 6.625%,
               5/01/05

        3,700 Ford County, Kansas,           6/08 at 102        A+    3,618,267
               Sewage and Solid Waste
               Disposal Revenue Bonds
               (Excel Corporation
               Project/Cargill, Inc.),
               Series 1998, 5.400%,
               6/01/28 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 5.4%

        4,550 City of Clearwater,            2/02 at 101        A+    4,658,154
               Kansas, Pollution Control
               Refunding Revenue Bonds
               (Vulcan Materials
               Company), Series 1992,
               6.375%, 2/01/12

        1,000 City of Wichita, Kansas,       8/07 at 100       AA-    1,027,310
               Industrial Revenue Bonds
               (NMF America, Inc.) 2000
               Series II, 5.800%,
               8/01/15 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.5%

          500 Airport Authority of the       3/02 at 102        AA      520,470
               City of Wichita, Kansas,
               Airport Facilities
               Refunding Revenue Bonds
               (Wichita Airport Hotel
               Associates, L.P.
               Project), Series 1992,
               7.000%, 3/01/05

-------------------------------------------------------------------------------
              Consumer Staples - 2.3%

          500 The Children's Trust Fund,     7/10 at 100       Aa3      519,135
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

        2,000 City of Garden, Kansas,        9/07 at 102      BBB+    1,915,340
               Sewage Disposal Revenue
               Bonds (Monfort, Inc.
               Project (ConAgra, Inc. -
                Guarantor)), Series
               1997, 5.750%, 9/01/17
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.7%

        2,465 Neosho County Community        6/09 at 100       N/R    2,549,476
               College, Kansas, Student
               Union and Dormitory
               System Refunding and
               Improvement Revenue
               Bonds, Series 1999,
               7.000%, 6/01/30

        1,000 City of Olathe, Kansas,        4/08 at 100       N/R      988,910
               Educational Facilities
               Refunding and Improvement
               Revenue Bonds (MidAmerica
               Nazarene University
               Project), Series 1998,
               5.550%, 4/01/13

        1,500 Puerto Rico Industrial,        2/09 at 101       BBB    1,422,840
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/19

-------------------------------------------------------------------------------
              Healthcare - 19.1%

        5,630 Colby, Kansas, Health          8/08 at 100       N/R    4,654,546
               Facilities Refunding
               Revenue Bonds (Citizens
               Medical Center, Inc.),
               Series 1998, 5.625%,
               8/15/16

        4,580 Kansas Development Finance     6/10 at 101        AA    5,058,564
               Authority, Health
               Facilities Revenue Bonds
               (Sisters of Charity of
               Leavenworth Health
               Services Corporation),
               2000 Series K, 6.500%,
               12/01/16

              City of Lawrence, Kansas,
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1994:
          575  6.200%, 7/01/14               7/04 at 100      Baa1      584,660
          400  6.200%, 7/01/19               7/04 at 100      Baa1      403,592

        1,110 City of Lawrence, Kansas,      7/09 at 100        AA    1,118,136
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1999,
               5.750%, 7/01/24

              City of Newton, Kansas,
              Hospital Refunding Revenue
              Bonds (Newton Healthcare
              Corporation),
              Series 1998A:
        1,000  5.700%, 11/15/18             11/08 at 100      BBB-      878,350
        1,750  5.750%, 11/15/24             11/08 at 100      BBB-    1,497,878

          100 Puerto Rico Industrial,        1/05 at 102       AAA      106,115
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A, 6.250%,
               7/01/24

        5,780 City of Wichita, Kansas,      11/09 at 101        A+    6,040,562
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds (Via
               Christi Health System,
               Inc.), 1999 Series XI,
               6.250%, 11/15/24

-------------------------------------------------------------------------------
              Housing/Multifamily -
               15.7%

          930 Kansas City, Kansas,           7/01 at 100       AAA      930,818
               Multifamily Housing
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan -  Rainbow Towers
               Project), Series 1994,
               6.700%, 7/01/23

        5,000 Kansas Development Finance    12/08 at 101       N/R    4,491,550
               Authority, Multifamily
               Housing Refunding Revenue
               Bonds (First Kansas State
               Partnership, L.P.
               Project), Series 1998Y,
               6.125%, 12/01/28
               (Alternative Minimum Tax)

--------------------------------------------------------------------------------
30

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

   $    1,715 Kansas Development Finance    12/10 at 100       AAA $  1,759,367
               Authority, Multifamily
               Housing Senior Revenue
               Bonds (Chimney Hills
               Apartments Project),
               Series 2000U-1, 5.900%,
               12/01/20 (Alternative
               Minimum Tax)

              Lenexa, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (Barrington Park
              Apartments Project),
              Series 1993A:
          445  6.300%, 2/01/09               2/03 at 102        AA      457,972
          475  6.400%, 2/01/10               2/03 at 102        AA      488,818
        2,000  6.450%, 2/01/18               2/03 at 102        AA    2,058,120
        1,000  6.500%, 2/01/23               2/03 at 102        AA    1,024,050

        1,000 City of Olathe, Kansas,        6/04 at 102       AAA    1,038,120
               Multifamily Housing
               Refunding Revenue Bonds
               (Federal National
               Mortgage Association
               Program - Deerfield
               Apartments Project),
               Series 1994A, 6.450%,
               6/01/19

              City of Wichita, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (The Shores Apartments
              Project), 1994 Series XI-
              A:
        1,500  6.700%, 4/01/19               4/09 at 102        AA    1,589,565
        2,000  6.800%, 4/01/24               4/09 at 102        AA    2,134,180

          700 City of Wichita, Kansas,      11/05 at 102       BBB      691,033
               Multifamily Housing
               Revenue Bonds (Brentwood
               Apartments Project),
               Senior Lien 1995 Series
               IX-A, 5.850%, 12/01/25

-------------------------------------------------------------------------------
              Housing/Single Family -
               9.6%

          185 City of Olathe, Labette        2/05 at 105       Aaa      200,364
               County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994C-I, 7.800%, 2/01/25

        1,360 Sedgwick County, Kansas       No Opt. Call       Aaa    1,521,010
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 1997
               Series A-1, 6.950%,
               6/01/29 (Alternative
               Minimum Tax)

        3,450 Sedgwick County, Kansas        6/08 at 105       Aaa    3,778,785
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 1998
               Series A-1, 6.500%,
               12/01/22 (Alternative
               Minimum Tax)

        3,000 Sedgwick County, Kansas       12/09 at 105       Aaa    3,419,820
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 2000
               Series A-2, 6.000%,
               12/01/31 (Alternative
               Minimum Tax)

          500 Sedgwick County, Kansas       12/10 at 105       Aaa      537,995
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program),
               Series 2001A, 5.250%,
               12/01/32 (Alternative
               Minimum Tax)

          640 Sedgwick County, Kansas       11/04 at 105       Aaa      690,464
               and Shawnee County,
               Kansas, Collateralized
               Single Family Mortgage
               Refunding Revenue Bonds,
               Series 1994A-III, 8.125%,
               5/01/24 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 0.5%

          500 Sedgwick County, Kansas,      11/09 at 100         A      493,470
               Health Care Facilities
               Revenue Bonds (Catholic
               Care Center, Inc.),
               Series 2001,
               5.750%, 11/15/23

-------------------------------------------------------------------------------
              Tax Obligation/General -
               4.4%

          750 City of Derby, Kansas,        12/11 at 100       AAA      752,708
               General Obligation Bonds,
               Series 2001A, 5.250%,
               12/01/21 (WI, settling
               6/01/01)

        1,250 Sedgwick County, Kansas,       9/10 at 100        AA    1,041,475
               Unified School District
               No. 259 (Wichita),
               General Obligation Bonds,
               Series 2000, 3.500%,
               9/01/16

          350 Shawnee County, Kansas,        3/02 at 100       AAA      359,412
               Unified School District
               No. 437 (Auburn-
               Washburn), General
               Obligation Refunding
               Bonds, Series 1992,
               6.600%, 9/01/09

        3,050 Wyandotte County, Kansas,      9/11 at 100       AAA    2,550,624
               Unified School District
               No. 500, General
               Obligation School Bonds,
               Series 2001, 4.000%,
               9/01/20 (WI, settling
               6/14/01)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               15.5%

        1,050 Kansas Development Finance     6/01 at 102       N/R    1,069,383
               Authority, Revenue Bonds
               (Kansas Highway Patrol
               Central Training
               Facility), 1992 Series T,
               6.600%, 12/01/07

        5,000 Overland Park Development      1/11 at 101       N/R    5,220,150
               Corporation, Kansas,
               First Tier Revenue Bonds
               (Overland Park Convention
               Center Project), Series
               2000A, 7.375%, 1/01/32

          525 Puerto Rico Highway and        7/16 at 100         A      499,842
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36

        2,000 Puerto Rico Highway and        7/10 at 101         A    2,249,820
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

--------------------------------------------------------------------------------
31

                 Portfolio of Investments
                 Nuveen Kansas Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $       20 Puerto Rico                     7/01 at 100      BBB+ $     20,294
               Infrastructure Finance
               Authority, Special Tax
               Revenue Bonds, Series
               1988A,
               7.750%, 7/01/08

          250 Shawnee County, Kansas,         7/09 at 100       N/R      209,208
               Certificates of
               Participation (Shawnee
               Community Mental Health
               Center, Inc. Project),
               Series 1999A, 5.350%,
               7/01/19

        2,000 Virgin Islands Public          10/08 at 101      BBB-    1,978,920
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior
               Lien/Refunding),
               5.625%, 10/01/25

        2,000 Virgin Islands Public          10/10 at 101      BBB-    2,142,060
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Tax Loan Note), Series
               1999A, 6.375%, 10/01/19

       14,025 The Unified Government         No Opt. Call       AAA    3,119,160
               of Wyandotte County,
               Kansas City, Kansas,
               Sales Tax Special
               Obligation Revenue
               Bonds (Kansas
               International Speedway
               Corporation Project),
               Series 1999, 0.000%,
               12/01/27

---------------------------------------------------------------------------------
              Transportation - 1.4%

        1,500 Puerto Rico Ports               6/06 at 102      BBB-    1,535,355
               Authority, Special
               Facilities Revenue
               Bonds (American
               Airlines, Inc.
               Project),
               1996 Series A, 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              U.S. Guaranteed - 11.3%

          440 Jefferson County,               9/04 at 100       AAA      478,672
               Kansas, Unified School
               District No. 340,
               General Obligation
               Bonds, Series 1994,
               6.350%, 9/01/14 (Pre-
               refunded to 9/01/04)

       12,175 Johnson County, Kansas,        No Opt. Call       Aaa    7,154,395
               Residual Revenue and
               Refunding Bonds, Series
               1992, 0.000%, 5/01/12

        1,350 Commonwealth of Puerto          7/04 at 102       AAA    1,493,856
               Rico, Public
               Improvement Bonds of
               1994 (General
               Obligation),
               6.450%, 7/01/17 (Pre-
               refunded to 7/01/04)

           80 Puerto Rico Highway and     7/02 at 101 1/2       AAA       84,445
               Transportation
               Authority, Highway
               Revenue Bonds, Series
               T, 6.625%, 7/01/18
               (Pre-refunded to
               7/01/02)

        2,250 City of Wichita, Kansas,       11/01 at 102     A+***    2,339,483
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), Series
               1985 XXV (Remarketed),
               7.200%, 10/01/15

          450 City of Wichita, Kansas,       11/01 at 102     A+***      467,361
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), Series
               1991X, 7.000%, 11/15/18
               (Pre-refunded to
               11/15/01)

---------------------------------------------------------------------------------
              Utilities - 4.2%

        1,500 City of Gardner, Kansas,       11/01 at 101       N/R    1,529,430
               Electric Utility System
               Revenue Bonds, Series
               1992 Refunding,
               7.000%, 11/01/09

        1,010 City of Kansas, Kansas,         9/04 at 102       AAA    1,090,921
               Utility System
               Refunding and
               Improvement Revenue
               Bonds, Series 1994,
               6.375%, 9/01/23

          750 Puerto Rico Electric            7/10 at 101       AAA      755,513
               Power Authority, Power
               Revenue Bonds, Series
               HH, 5.250%, 7/01/29

          150 Puerto Rico Electric            7/04 at 102        A-      157,754
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

        1,000 Unified Government of           5/11 at 100       AAA      968,700
               Wynadotte County,
               Kansas City, Kansas,
               Industrial Revenue
               Bonds
               (Board of Public
               Utilities Office
               Building Complex
               Project), Series 2001,
               5.000%, 5/01/21
               (WI, settling 6/07/01)

---------------------------------------------------------------------------------
              Water and Sewer - 2.3%

        2,000 City of Augusta, Kansas,   10/08 at 101 1/2        AA    2,108,600
               Waterworks System
               Revenue Bonds, Series
               2000-A, 6.150%,
               10/01/20

          350 City of Newton, Kansas,         3/02 at 102       N/R      367,811
               Wastewater Treatment
               System Refunding
               Revenue Bonds, Series
               1998, 7.125%, 3/01/12

---------------------------------------------------------------------------------
   $  122,815 Total Investments (cost                                107,661,278
               $105,737,041) - 101.3%
---------------------------------------------------------------------------------
------------
              Other Assets Less                                       (1,423,617)
               Liabilities - (1.3)%
         ------------------------------------------------------------------------
              Net Assets - 100%                                     $106,237,661
         ------------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings**  Market Value
---------------------------------------------------------------------------------
              Basic Materials - 5.9%

   $    2,370 Hancock County, Kentucky,       5/06 at 102        A- $   2,423,846
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Willamette Industries,
               Inc. Project), Series
               1996, 6.600%, 5/01/26

        9,750 County of Henderson,            3/05 at 102        A3    10,080,818
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project),
               Series 1995, 7.000%,
               3/01/25 (Alternative
               Minimum Tax)

        1,000 Jefferson County,               7/03 at 103       AA-     1,069,050
               Kentucky, Pollution
               Control Revenue Bonds
               (E.I. du Pont de Nemours
               and Company Project),
               1982 Series A, 6.300%,
               7/01/12

        3,750 County of Perry,                6/04 at 102        A3     3,920,625
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (TJ International
               Project),
               Series 1994, 7.000%,
               6/01/24 (Alternative
               Minimum Tax)

              County of Perry,
              Kentucky, Solid Waste
              Disposal Revenue Bonds
              (TJ International Project),
              Series 1996:
        4,240  6.800%, 5/01/26                5/06 at 102       N/R     4,413,628
               (Alternative Minimum
               Tax)
        2,000  6.550%, 4/15/27                4/07 at 102        A3     2,059,820
               (Alternative Minimum
               Tax)

        2,820 City of Wickliffe,              4/06 at 102      BBB+     2,843,885
               Kentucky, Solid Waste
               Disposal Facility
               Revenue Bonds (Westvaco
               Corporation Project),
               Series 1996, 6.375%,
               4/01/26 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.8%

        5,085 City of Campbellsville,         3/09 at 102      BBB-     4,713,846
               Kentucky, Industrial
               Building Revenue Bonds
               (Campbellsville
               University Project),
               Series 1999, 5.500%,
               3/01/29

        9,295 Columbia, Kentucky,             4/11 at 101      BBB-     9,313,311
               Educational Development
               Revenue Bonds (Lindsey
               Wislon College Project),
               Series 2001, 6.250%,
               4/01/21

        5,930 County of Jefferson,            5/09 at 101      Baa2     5,275,862
               Kentucky, College
               Revenue Bonds
               (Bellarmine College
               Project),
               Series 1999, 5.250%,
               5/01/29

        4,000 County of Jefferson,            9/09 at 102       N/R     4,098,680
               Kentucky, Student
               Housing Industrial
               Building Revenue Bonds
               (Collegiate Housing
               Foundation - University
               of Louisville Project),
               Series 1999A, 7.125%,
               9/01/29

          500 Kentucky Higher Education      No Opt. Call       Aaa       526,455
               Student Loan
               Corporation, Insured
               Student Loan Revenue
               Bonds, 1991 Series B,
               6.800%, 6/01/03
               (Alternative Minimum
               Tax)

        2,500 Puerto Rico Industrial,         2/09 at 101       BBB     2,301,150
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Higher
               Education Revenue Bonds
               (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

---------------------------------------------------------------------------------
              Energy - 5.9%

        5,000 City of Ashland,                8/02 at 102      Baa1     5,158,650
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1992, 6.650%,
               8/01/09

        7,500 City of Ashland,               No Opt. Call      Baa2     7,799,250
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1999, 5.700%,
               11/01/09

        9,000 City of Ashland,                2/05 at 102      Baa1     9,527,940
               Kentucky, Sewage and
               Solid Waste Revenue
               Bonds (Ashland Oil, Inc.
               Project),
               Series 1995, 7.125%,
               2/01/22 (Alternative
               Minimum Tax)

        4,360 City of Ashland,               10/01 at 102      Baa1     4,467,169
               Kentucky, Solid Waste
               Revenue Bonds (Ashland
               Oil, Inc. Project),
               Series 1991, 7.200%,
               10/01/20 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Healthcare - 12.9%

        1,310 County of Christian,            7/06 at 102        A-     1,293,311
               Kentucky, Hospital
               Revenue Bonds (Jennie
               Stuart Medical Center),
               Series 1996A, 6.000%,
               7/01/17

        3,500 County of Christian,            7/06 at 102        A-     3,536,960
               Kentucky, Hospital
               Revenue and Refunding
               Bonds (Jennie Stuart
               Medical Center),
               Series 1997A, 6.000%,
               7/01/13

        5,270 County of Clark,                3/07 at 102      BBB-     4,838,651
               Kentucky, Hospital
               Refunding and
               Improvement Revenue
               Bonds (Clark Regional
               Medical Center Project),
               Series 1997, 6.200%,
               4/01/13

        3,300 County of Daviess,              8/02 at 102       AAA     3,409,164
               Kentucky, Insured
               Hospital Revenue Bonds
               (ODCH, Inc. Project),
               1992 Series A, 6.250%,
               8/01/22

        4,000 County of Hopkins,             11/01 at 102       AAA     4,142,000
               Kentucky, Hospital
               Revenue Bonds (The
               Trover Clinic
               Foundation, Inc.),
               Series 1991, 6.625%,
               11/15/11


--------------------------------------------------------------------------------
33

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              County of Jefferson,
              Kentucky, Health
              Facilities Revenue Bonds
              (Jewish Hospital
              Healthcare Services, Inc.
              Project), Series 1992:
   $    1,190 6.500%, 5/01/15                5/02 at 102       AAA $  1,245,109
       12,785 6.550%, 5/01/22                5/02 at 102       AAA   13,181,846

        2,900 County of Jefferson,          10/02 at 102       AAA    3,024,903
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project),
               Series 1992, 6.436%,
               10/01/14

        1,000 Kentucky Development          11/01 at 100       AAA    1,011,840
               Finance Authority,
               Hospital Refunding and
               Improvement Revenue Bonds
               (St. Elizabeth Medical
               Center), Series 1991A,
               6.000%, 11/01/10

        1,500 Kentucky Economic              2/08 at 102       AAA    1,462,965
               Development Finance
               Authority, Medical Center
               Refunding and Improvement
               Revenue Bonds (Ashland
               Hospital Corporation),
               Series 1998, 5.000%,
               2/01/18

        5,000 Kentucky Economic             12/03 at 102       AAA    5,200,350
               Development Finance
               Authority, Hospital
               Facilities Revenue Bonds
               (St. Elizabeth Medical
               Center, Inc. Project),
               Series 1993A, 6.000%,
               12/01/22

        9,500 Kentucky Economic              2/07 at 102       AAA    9,660,740
               Development Finance
               Authority, Hospital
               Revenue and Refunding
               Revenue Bonds (Pikeville
               United Methodist Hospital
               of Kentucky, Inc.
               Project), Series 1997,
               5.700%, 2/01/28

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds (Appalachian
              Regional Healthcare, Inc.
              Project), Series 1997:
          500 5.500%, 10/01/07              No Opt. Call       N/R      435,610
          500 5.600%, 10/01/08               4/08 at 102       N/R      428,350
        3,500 5.850%, 10/01/17               4/08 at 102       N/R    2,628,395
        1,500 5.875%, 10/01/22               4/08 at 102       N/R    1,076,145

        1,665 McCracken County,             11/04 at 102       AAA    1,816,349
               Kentucky, Hospital
               Facilities Revenue
               Refunding Bonds (Mercy
               Health System), Series
               1994A, 6.300%, 11/01/06

-------------------------------------------------------------------------------
              Housing/Multifamily - 1.2%

        2,500 Greater Kentucky Housing       1/03 at 100       AAA    2,527,550
               Assistance Corporation,
               Mortgage Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1993A,
               6.250%, 7/01/24

        3,510 City of Henderson,             5/09 at 102       N/R    2,973,672
               Kentucky, Residential
               Facilities Revenue Bonds
               (Pleasant Pointe
               Project), Senior
               Tax-Exempt Series 1999A,
               6.125%, 5/01/29

-------------------------------------------------------------------------------
              Housing/Single Family -
               7.7%

        2,000 Kentucky Housing              11/10 at 100       AAA    2,056,140
               Corporation, Housing
               Revenue Bonds, 2000
               Series F, 5.850%, 7/01/20
               (Alternative Minimum Tax)

        7,250 Kentucky Housing               7/06 at 102       AAA    7,511,290
               Corporation, Housing
               Revenue Bonds, 1996
               Series E, 6.300%, 1/01/28
               (Alternative Minimum Tax)

        3,000 Kentucky Housing               6/07 at 102       AAA    3,134,190
               Corporation, Housing
               Revenue Bonds, 1997
               Series B, 6.250%, 7/01/28
               (Alternative Minimum Tax)

          250 Kentucky Housing               7/01 at 101       AAA      255,478
               Corporation, Housing
               Revenue Bonds (FHA-
               Insured VA Guaranteed
               Mortgage Loans), 1988
               Series C, 7.900%, 1/01/21
               (Alternative Minimum Tax)

        1,000 Kentucky Housing               7/02 at 102       AAA    1,031,010
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1992B, 6.625%, 7/01/14

           45 Kentucky Housing               1/03 at 102       AAA       46,220
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1991C-1, 6.600%, 1/01/11

        2,560 Kentucky Housing               1/09 at 101       AAA    2,449,306
               Corporation, Housing
               Revenue Bonds, 1998
               Series F, 5.000%, 7/01/18
               (Alternative Minimum Tax)

          630 Kentucky Housing               1/04 at 102       AAA      648,509
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series A, 6.500%, 7/01/17

        1,650 Kentucky Housing               7/04 at 102       AAA    1,698,791
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series C, 6.400%, 1/01/17

        1,690 Kentucky Housing               1/05 at 102       AAA    1,772,793
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1995
               Series B, 6.625%, 7/01/26
               (Alternative Minimum Tax)

        5,335 Kentucky Housing               4/09 at 101       AAA    5,142,353
               Corporation, Housing
               Revenue Bonds, 1999
               Series B, 5.250%, 1/01/28
               (Alternative Minimum Tax)

        9,480 Kentucky Housing               4/09 at 101       AAA    9,239,303
               Corporation, Housing
               Revenue Bonds, 1999
               Series A, 5.200%, 1/01/31

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care - 4.5%

   $    4,840 City of Florence,              8/09 at 101         A $  4,899,145
               Kentucky, Housing
               Facilities Revenue
               Bonds (Bluegrass RHF
               Housing, Inc. Project),
               Series 1999, 6.375%,
               8/15/29

              County of Jefferson,
              Kentucky, First Mortgage
              Revenue Bonds (The First
              Christian Church Homes
              of Kentucky Project),
              Series 1994:
        1,240 6.000%, 11/15/09              11/04 at 102       BBB    1,223,744
          715 6.125%, 11/15/13              11/04 at 102       BBB      674,853
        3,210 6.125%, 11/15/18              11/04 at 102       BBB    2,962,702

              Kentucky Economic
              Development Finance
              Authority, Healthcare
              Facilities Revenue Bonds
              (The Christian Church
              Homes of Kentucky, Inc.
              Obligated Group), Series
              1998:
        1,800  5.375%, 11/15/23              5/08 at 102       BBB    1,461,654
        4,250  5.500%, 11/15/30              5/08 at 102       BBB    3,432,385

              Kentucky Economic
              Development Finance
              Authority, Tax-Exempt
              Mortgage Revenue Bonds
              (South Central Nursing
              Homes, Inc. Project),
              Series 1997A:
        2,000  6.000%, 1/01/27               1/08 at 105       AAA    2,069,980
        3,700  6.000%, 1/01/27               1/08 at 105       AAA    3,800,862

-------------------------------------------------------------------------------
              Tax Obligation/General -
               4.8%

        2,500 County of Jefferson,           5/09 at 100        AA    2,652,550
               Kentucky, General
               Obligation Refunding
               Bonds, Series 1999C,
               6.150%, 5/15/16
               (Alternative Minimum
               Tax)

        1,310 Commonwealth of Puerto     7/06 at 101 1/2         A    1,321,816
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 1996, 5.400%,
               7/01/25

        2,000 Commonwealth of Puerto         7/07 at 100         A    2,013,300
               Rico, General
               Obligation Public
               Improvement Refunding
               Bonds, Series 1997,
               5.375%, 7/01/25

        2,600 Commonwealth of Puerto         7/10 at 100       AAA    2,743,754
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 2000, 5.750%,
               7/01/26

              Commonwealth of Puerto
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 2001:
          840  5.500%, 7/01/14 (WI,         No Opt. Call       AAA      910,652
               settling 6/07/01)
        2,550  5.500%, 7/01/16 (WI,         No Opt. Call       AAA    2,735,666
               settling 6/07/01)
        3,000  5.500%, 7/01/17 (WI,         No Opt. Call       AAA    3,207,210
               settling 6/07/01)
        3,440  5.500%, 7/01/18 (WI,         No Opt. Call       AAA    3,670,652
               settling 6/07/01)
        2,250  5.500%, 7/01/19 (WI,         No Opt. Call       AAA    2,395,238
               settling 6/07/01)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               22.9%

        1,875 Bell County, Kentucky,         3/11 at 102       AAA    1,971,206
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Judicial Center
               Project), Series 2000,
               5.850%, 9/01/28

        1,465 Boone County, Kentucky,        9/12 at 101       Aa3    1,440,666
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (AOC Judicial
               Facility), Series 2001,
               5.125%, 9/01/22

          615 Boone County School            2/03 at 102       Aa3      636,347
               District Finance
               Corporation, Kentucky,
               School Building
               Refunding and
               Improvement Revenue
               Bonds, Series 1993,
               6.000%, 2/01/18

        1,595 City of Bowling Green         12/04 at 102        A2    1,738,933
               Municipal Projects
               Corporation, Kentucky,
               Lease Revenue Bonds,
               Series 1994, 6.500%,
               12/01/14

        1,005 Casey County School            3/05 at 102       Aa3    1,047,270
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.750%, 3/01/15

              Daviess County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds, Series 1994:
          505  5.800%, 5/01/11               5/04 at 102       Aa3      532,386
          535  5.800%, 5/01/12               5/04 at 102       Aa3      562,718
          570  5.800%, 5/01/13               5/04 at 102       Aa3      598,380
          600  5.800%, 5/01/14               5/04 at 102       Aa3      628,362

              Fayette County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds,
              Series 2000:
        1,665  5.500%, 6/01/18               6/10 at 101       AA-    1,719,828
        2,795  5.500%, 6/01/20               6/10 at 101       AA-    2,865,741


--------------------------------------------------------------------------------
35

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    1,070 Fleming County School          3/05 at 102        A+ $  1,115,785
               District Finance
               Corporation, School
               Building Revenue Bonds,
               Series 1995, 5.875%,
               3/01/15

        3,155 City of Florence,              6/07 at 102       AAA    3,187,717
               Kentucky, Public
               Properties Corporation,
               First Mortgage Revenue
               Bonds (Administrative
               Office Complex Project),
               Series 1997, 5.500%,
               6/01/27

        1,260 Floyd County, Kentucky,        3/06 at 102        A+    1,251,130
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1995A, 5.550%, 9/01/23

        3,550 Floyd County, Kentucky,        3/06 at 102        A+    3,700,627
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1996B, 6.200%, 9/01/26

        1,200 Floyd County School            5/05 at 102       Aa3    1,239,744
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.500%, 5/01/15

              Hardin County, Kentucky,
               Building Commission
               Revenue Bonds (Detention
               Facility Project), Series
               1994:
          525  6.200%, 12/01/11             12/04 at 102       AAA      563,210
        1,775  6.250%, 12/01/14             12/04 at 102       AAA    1,892,718

          300 Hardin County School           6/01 at 103       Aa3      314,409
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.800%, 6/01/10

        3,195 Jefferson County School        2/06 at 102       AAA    3,212,700
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1996A,
               5.125%, 2/01/16

          648 County of Jefferson,           6/01 at 101       N/R      664,907
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1987, 9.000%,
               6/01/03

          120 County of Jefferson,           6/01 at 102       N/R      124,748
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1988, 9.500%,
               6/01/03

        2,500 Jessamine County School        6/04 at 102       Aa3    2,731,550
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.125%, 6/01/19

        4,500 Kenton County, Kentucky,       3/09 at 101       Aa3    4,220,775
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Courthouse Facilities
               Project), 1998 Series A,
               5.000%, 3/01/29

              City of Ewing, Kentucky,
              Lease Acquisition Program
              Revenue Bonds (Kentucky
              Area Development Districts
              Financing Trust), Fixed
              Rate Series 2000C:
          750 5.850%, 6/01/20                6/10 at 102        AA      775,770
        1,000 6.000%, 6/01/30                6/10 at 102        AA    1,034,600

          400 Commonwealth of Kentucky,      5/10 at 100       AAA      419,444
               State Property and
               Buildings Commission,
               Agency Fund Revenue Bonds
               (Project No. 66A), Series
               A, 5.750%, 5/01/20

          400 Commonwealth of Kentucky,     11/01 at 102        A+      413,812
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds (Project
               No. 40), 2nd Series,
               6.875%, 11/01/07

          250 Commonwealth of Kentucky,     10/01 at 102       Aa3      258,125
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds (Project
               No. 53), 6.625%, 10/01/07

        4,000 Turnpike Authority of          7/11 at 100       AAA    3,978,880
               Kentucky, Economic
               Development Road Revenue
               and Refunding Bonds
               (Revitalization Project),
               Series 2001B, 5.150%,
               7/01/19

        5,000 Urban County Government of     7/08 at 102       AAA    4,814,350
               Lexington and Fayette
               County, Kentucky, Public
               Facilities Corporation,
               Mortgage Revenue Bonds,
               Series 1998, 5.125%,
               10/01/31

              Lexington, Kentucky,
              Center Corporation
              Mortgage Revenue Refunding
              and Improvement Bonds,
              Series 1993A:
        2,600 0.000%, 10/01/11              No Opt. Call        A1    1,576,614
        2,550 0.000%, 10/01/12              No Opt. Call        A1    1,450,593

          435 Lincoln County School          5/02 at 102       Aa3      456,646
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.200%, 5/01/12

          650 Magoffin County School         6/10 at 101       Aa3      683,124
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2000,
               5.750%, 6/01/20

        1,525 McCracken County,              9/06 at 102       AAA    1,595,714
               Kentucky, Public
               Properties Corporation,
               Public Project Revenue
               Bonds (Court Facilities
               Project), Series 1995,
               5.900%, 9/01/26

        1,365 McCreary County School         8/05 at 102       Aa3    1,411,997
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Second Series of
               1995, 5.600%, 8/01/16


--------------------------------------------------------------------------------
36

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    1,410 Morgan County School           9/04 at 102       Aa3 $  1,469,220
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.000%, 9/01/14

       13,000 Mount Sterling, Kentucky,      3/03 at 102        Aa   13,351,520
               Lease Revenue Bonds
               (Kentucky League of
               Cities Funding Program),
               Series 1993A, 6.200%,
               3/01/18

        5,100 Oldham County School           4/11 at 101       Aa3    5,043,339
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2001A,
               5.125%, 4/01/21
        1,360 Owen County School             4/11 at 101       Aa3    1,314,250
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2001,
               5.000%, 4/01/21

              Pendleton County,
              Kentucky, County Lease
              Revenue Bonds (Kentucky
              Associated Counties
              Leasing Trust Program),
              Series 1993-A:
       12,960 6.500%, 3/01/19                3/03 at 102         A   13,479,437
          500 6.400%, 3/01/19               No Opt. Call         A      554,450

        4,250 Puerto Rico Highway and        7/16 at 100         A    4,336,403
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996, 5.500%,
               7/01/36

          115 Puerto Rico Infrastructure     7/01 at 100      BBB+      116,691
               Finance Authority,
               Special Tax Revenue
               Bonds, Series 1988A,
               7.750%, 7/01/08

        7,000 Warren County, Kentucky,       9/07 at 102       AAA    6,976,130
               Justice Center Expansion
               Corporation, First
               Mortgage Revenue Bonds
               (AOC Judicial Facility),
               Series 1997A, 5.250%,
               9/01/24

-------------------------------------------------------------------------------
              Transportation - 4.8%

       10,640 Kenton County Airport          2/02 at 100      BBB-   10,353,465
               Board, Commonwealth of
               Kentucky, Special
               Facilities Revenue Bonds,
               1992 Series A (Delta
               Airlines, Inc. Project),
               6.125%, 2/01/22
               (Alternative Minimum Tax)

        1,250 Kenton County Airport          3/06 at 102       AAA    1,307,775
               Board,
               Cincinnati/Northern
               Kentucky International
               Airport Revenue Bonds,
               Series 1996B, 5.750%,
               3/01/13

        5,000 Regional Airport Authority     7/05 at 102       AAA    5,050,950
               of Louisville and
               Jefferson County,
               Kentucky, Airport System
               Revenue Bonds, 1995
               Series A, 5.625%, 7/01/25
               (Alternative Minimum Tax)

        6,000 Regional Airport Authority     3/09 at 101      Baa3    5,272,440
               of Louisville and
               Jefferson County,
               Kentucky, Special
               Facilities Revenue Bonds
               (Airis Louisville - LLC
               Project), 1999 Series A,
               5.500%, 3/01/19
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 11.5%

          430 Bardstown Independent         11/02 at 102    Aa3***      457,735
               School District Finance
               Corporation, School
               Building Refunding and
               Improvement Revenue
               Bonds, Series of 1992,
               6.375%, 5/01/17 (Pre-
               refunded to 11/01/02)

          725 Bell County School             9/01 at 102     A+***      746,576
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.875%, 9/01/11 (Pre-
               refunded to 9/01/01)

        1,000 Boone County School            9/01 at 103    Aa3***    1,039,380
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, 1991 Series C,
               6.750%, 9/01/11 (Pre-
               refunded to 9/01/01)

        1,215 Boone County School           12/02 at 102    Aa3***    1,291,193
               District Finance
               Corporation, Kentucky,
               School Building Refunding
               and Improvement Revenue
               Bonds, Series 1992,
               6.125%, 12/01/17 (Pre-
               refunded to 12/01/02)

        1,645 City of Edgewood,             12/01 at 102     A2***    1,709,797
               Kentucky, Public
               Properties Corporation,
               First Mortgage Revenue
               Bonds (Public Facilities
               Project), Series 1991,
               6.700%, 12/01/21 (Pre-
               refunded to 12/01/01)

        3,465 Hopkins County School          6/04 at 102    Aa3***    3,793,274
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.200%, 6/01/19 (Pre-
               refunded to 6/01/04)

        4,900 County of Jefferson,          10/02 at 102       AAA    5,188,120
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project), Series
               1992, 6.436%, 10/01/14
               (Pre-refunded to
               10/29/02)

          815 Kenton County School          12/01 at 102    Aa3***      847,127
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.800%, 12/01/11 (Pre-
               refunded to 12/01/01)

              Kentucky Development
              Finance Authority,
              Hospital Facilities
              Revenue Bonds (St. Luke
              Hospital, Inc.), Series
              1991A:
        2,000 7.000%, 10/01/11 (Pre-        10/01 at 102       AAA    2,067,600
               refunded to 10/01/01)
        9,070 7.000%, 10/01/21 (Pre-        10/01 at 102       AAA    9,376,566
               refunded to 10/01/01)

          600 Kentucky Infrastructure        6/05 at 102    AA-***      670,128
               Authority, Infrastructure
               Revolving Fund Program
               Revenue Bonds, 1995
               Series J, 6.375%, 6/01/14
               (Pre-refunded to 6/01/05)


--------------------------------------------------------------------------------
37

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
-----------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

   $    2,075 Commonwealth of              9/04 at 102    Aa3*** $  2,269,656
               Kentucky, State
               Property and Buildings
               Commission Revenue
               Bonds (Project No. 56),
               6.000%, 9/01/14 (Pre-
               refunded to 9/01/04)

        1,000 Lawrence County School      11/04 at 102    Aa3***    1,121,360
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.750%, 11/01/14 (Pre-
               refunded to 11/01/04)

              Lexington-Fayette Urban
              County Government,
              Kentucky, Governmental
              Project Revenue Bonds
              (University of Kentucky
              Alumni Association,
              Inc. - Commonwealth
              Library Project), Series
              1994:
        3,195 6.750%, 11/01/17 (Pre-      11/04 at 102       AAA    3,587,154
               refunded to 11/01/04)
        4,320 6.750%, 11/01/24 (Pre-      11/04 at 102       AAA    4,850,237
               refunded to 11/01/04)

              Louisville and Jefferson
              County Metropolitan
              Sewer District
              (Commonwealth of
              Kentucky), Sewer and
              Drainage System Revenue
              Bonds, Series 1994A:
        2,720 6.750%, 5/15/19 (Pre-       11/04 at 102       AAA    3,056,899
               refunded to 11/15/04)
        2,070 6.500%, 5/15/24 (Pre-       11/04 at 102       AAA    2,309,665
               refunded to 11/15/04)
        2,500 6.750%, 5/15/25 (Pre-       11/04 at 102       AAA    2,809,650
               refunded to 11/15/04)

          500 Paducah ,Kentucky,           7/01 at 102       AAA      511,550
               Waterworks Revenue
               Refunding Bonds, Series
               1991, 6.700%,
               7/01/09 (Pre-refunded
               to 7/01/01)

        1,230 Perry County School          7/02 at 102    Aa3***    1,297,785
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.250%, 7/01/11 (Pre-
               refunded to 7/01/02)

        2,800 City of Russell,             1/10 at 100   Baa2***    2,992,276
               Kentucky, Franciscan
               Health Partnership,
               Inc., Health System
               Refunding Revenue Bonds
               (Our Lady of Bellefonte
               Hospital Issue), Series
               1997, 5.500%, 7/01/15
               (Pre-refunded to
               1/01/10)

-----------------------------------------------------------------------------
              Utilities - 8.5%

        6,000 County of Boone,             1/04 at 102       AAA    6,039,480
               Kentucky,
               Collateralized
               Pollution Control
               Revenue Refunding Bonds
               (The Cincinnati Gas and
               Electric Company
               Project), 1994 Series
               A, 5.500%, 1/01/24

        5,030 County of Carroll,           2/02 at 102        A1    5,105,148
               Kentucky,
               Collateralized
               Pollution Control
               Revenue Bonds (Kentucky
               Utilities Company
               Project), 1992 Series
               B, 6.250%, 2/01/18

        1,750 County of Jefferson,         4/05 at 102        A1    1,779,243
               Kentucky, Pollution
               Control Revenue Bonds
               (Louisville Gas and
               Electric Company
               Project), 1995 Series
               A, 5.900%, 4/15/23

        1,250 Mercer County, Kentucky,     2/02 at 102        A1    1,282,750
               Collateralized
               Pollution Control
               Revenue Bonds (Kentucky
               Utilities Company
               Project), Series 1992A,
               6.250%, 2/01/18

              Owensboro, Kentucky,
               Electric Light and
               Power System Revenue
               Bonds, Series 1991B:
        7,100 0.000%, 1/01/11             No Opt. Call       AAA    4,502,323
        6,475 0.000%, 1/01/12             No Opt. Call       AAA    3,855,215
        7,900 0.000%, 1/01/17             No Opt. Call       AAA    3,443,610
       13,300 0.000%, 1/01/18             No Opt. Call       AAA    5,452,468
        5,100 0.000%, 1/01/19             No Opt. Call       AAA    1,971,201
        4,725 0.000%, 1/01/20             No Opt. Call       AAA    1,717,679

          400 City of Owensboro,          No Opt. Call       AAA      363,392
               Kentucky, Electric
               Light and Power System
               Revenue Bonds, Series
               1993A, 0.000%, 1/01/04
               (Alternative Minimum
               Tax)

        3,000 Puerto Rico Electric         7/04 at 102        A-    3,155,070
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

-----------------------------------------------------------------------------
              Water and Sewer - 3.7%

        1,405 Christian County Water      10/09 at 101       Aaa    1,490,747
               District, Kentucky,
               Waterworks Revenue
               Bonds, Series 1999,
               6.000%, 1/01/30

          625 City of Danville,           12/01 at 103       AAA      654,444
               Kentucky, Multi-City
               Lease Revenue Bonds
               (City of Radcliff Sewer
               System Project),
               Series 1989B, 6.875%,
               3/01/19 (Optional put
               12/01/10)

        1,750 City of Henderson,          11/04 at 103       AAA    1,871,275
               Kentucky, Water and
               Sewer Revenue and
               Refunding Bonds, Series
               1994A, 6.100%, 11/01/14

              Kentucky Infrastructure
              Authority,
              Infrastructure Revolving
              Fund Program Revenue
              Bonds, 1995 Series J:
          440  6.300%, 6/01/10             6/05 at 102       AA-      490,208
          360  6.350%, 6/01/11             6/05 at 102       AA-      401,746

              Kentucky Infrastructure
              Authority, Governmental
              Agencies Program Revenue
              Bonds, 1995 Series G:
          420  6.300%, 8/01/10             8/05 at 102         A      455,797
          445  6.350%, 8/01/11             8/05 at 102         A      482,932
          825  6.375%, 8/01/14             8/05 at 102         A      905,924


--------------------------------------------------------------------------------
38

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)

   $    3,865 Louisville and Jefferson     2/05 at 102       Aaa $  3,885,403
               County Metropolitan
               Sewer District
               (Commonwealth of
               Kentucky), Sewer and
               Drainage System Revenue
               Bonds, Series 1996A,
               5.400%, 5/15/22

        6,000 Louisville and Jefferson    11/07 at 101       AAA    6,046,500
               County Metropolitan
               Sewer District
               (Commonwealth of
               Kentucky), Sewer and
               Drainage System Revenue
               Bonds, Series 1997B,
               5.350%, 5/15/22

------------------------------------------------------------------------------
   $  474,138 Total Investments (cost                             453,853,320
               $441,044,076) - 100.1%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      (424,148)
               Liabilities - (0.1)%
         ---------------------------------------------------------------------
              Net Assets - 100%                                  $453,429,172
         ---------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
39

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 2.7%

   $    7,500 The Economic Development      10/03 at 102      BBB+ $  7,509,150
               Corporation of Dickinson
               County, Michigan,
               Pollution Control
               Refunding Revenue Bonds
               (Champion International
               Corporation Project),
               Series 1993, 5.850%,
               10/01/18

-------------------------------------------------------------------------------
              Capital Goods - 0.4%

        1,055 Michigan Strategic Fund,      12/03 at 102       BBB    1,046,317
               Limited Obligation
               Revenue Bonds (WMX
               Technologies, Inc.
               Project), Series 1993,
               6.000%, 12/01/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.7%

        2,500 Michigan Strategic Fund,      No Opt. Call         A    2,805,850
               Limited Obligation
               Refunding Revenue Bonds,
               Series 1991A, 7.100%,
               2/01/06

        2,000 Michigan Strategic Fund,       9/05 at 102         A    2,084,900
               Multi-Modal
               Interchangeable Rate
               Pollution Control
               Refunding Revenue Bonds
               (General Motors
               Corporation), Series
               1995, 6.200%, 9/01/20

-------------------------------------------------------------------------------
              Consumer Staples - 0.1%

          300 The Children's Trust Fund,     7/10 at 100       Aa3      311,481
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 2.4%

        1,800 Board of Regents of           12/06 at 101       AAA    1,817,496
               Eastern Michigan
               University, General
               Revenue Bonds, Series
               1997, 5.500%, 6/01/27

        5,000 Board of Governors of         11/09 at 101       AAA    4,812,400
               Wayne State University,
               Michigan, General Revenue
               Bonds, Series 1999,
               5.125%, 11/15/29

-------------------------------------------------------------------------------
              Healthcare - 14.2%

          500 City of Farmington Hills       2/02 at 102       AAA      522,850
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series 1992A,
               6.500%, 2/15/11

              City of Flint Hospital
              Building Authority,
              Revenue Rental Bonds
              (Hurley Medical Center),
              Series 1998B:
        1,000  5.375%, 7/01/18               7/08 at 101      Baa2      829,890
        1,000  5.375%, 7/01/28               7/08 at 101      Baa2      777,930

          160 County of Grand Traverse       7/02 at 102       AAA      164,698
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (Munson
               Healthcare Obligated
               Group), Series 1992A,
               6.250%, 7/01/22

        1,290 Kent Hospital Finance         11/01 at 102       AAA    1,326,210
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (Pine
               Rest Christian Hospital),
               Series 1992, 6.500%,
               11/01/10

        3,530 Lake View Community            2/07 at 101       N/R    3,233,339
               Hospital Authority,
               Michigan, Hospital
               Revenue Refunding Bonds,
               Series 1997, 6.250%,
               2/15/13

        6,500 Michigan State Hospital        8/03 at 102      BBB-    6,078,540
               Finance Authority,
               Revenue and Refunding
               Bonds (The Detroit
               Medical Center Obligated
               Group), Series 1993A,
               6.500%, 8/15/18

        1,000 Michigan State Hospital       11/01 at 102       AAA    1,034,940
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Sparrow
               Obligated Group), Series
               1991, 6.500%, 11/15/11

        2,920 Michigan State Hospital        8/04 at 102      BBB-    2,357,053
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993B, 5.500%, 8/15/23

        1,000 Michigan State Hospital        1/05 at 102        A+    1,030,370
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Otsego
               Memorial Hospital -
                Gaylord, Michigan),
               Series 1995, 6.125%,
               1/01/15

        5,000 Michigan State Hospital       11/09 at 101        AA    5,173,850
               Finance Authority,
               Revenue Bonds (Ascension
               Health Credit Group),
               Series 1999A, 6.125%,
               11/15/26

        1,000 Michigan State Hospital       No Opt. Call       BBB    1,008,450
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Gratiot
               Community Hospital -
                Alma, Michigan), Series
               1995, 6.100%, 10/01/07

        1,000 Michigan State Hospital       10/06 at 102      BBB-      855,160
               Finance Authority,
               Hospital Revenue Bonds
               (Michigan Community
               Hospital), Series 1996,
               6.250%, 10/01/27

        1,475 Michigan State Hospital        5/08 at 101       BBB    1,246,729
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Chelsea
               Community Hospital),
               Series 1998, 5.375%,
               5/15/19

        1,250 Michigan State Hospital        8/08 at 101      BBB-      947,550
               Finance Authority,
               Hospital Revenue Bonds
               (The Detroit Medical
               Center Obligated Group),
               Series 1998A, 5.250%,
               8/15/28

        2,200 Michigan State Hospital       11/09 at 101       AA-    2,247,036
               Finance Authority,
               Hospital Revenue Bonds
               (Henry Ford Health
               System), Series 1999A,
               6.000%, 11/15/24

--------------------------------------------------------------------------------
40

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              Pontiac Hospital Finance
              Authority, Michigan,
              Hospital Revenue Refunding
              Bonds (NOMC Obligated
              Group), Series 1993:
   $    3,000  6.000%, 8/01/18               8/03 at 102      BBB- $  2,413,740
        5,165  6.000%, 8/01/23               8/03 at 102    BBB -     3,956,235

        3,000 City of Royal Oak Hospital     1/06 at 102       AAA    2,973,510
               Finance Authority,
               Michigan, Hospital
               Revenue Refunding Bonds
               (William Beaumont
               Hospital), Series 1996I,
               5.250%, 1/01/20

        1,000 City of Royal Oak Hospital    11/11 at 100       AAA      972,580
               Finance Authority,
               Michigan, Hospital
               Revenue Bonds (William
               Beaumont Hospital),
               Series 2001M, 5.250%,
               11/15/31 (DD, settling
               6/01/01)

          500 City of Saginaw Hospital       7/01 at 102       AAA      511,115
               Finance Authority,
               Michigan, Hospital
               Revenue Refunding Bonds
               (St. Luke's Hospital),
               Series 1991C, 6.750%,
               7/01/17

-------------------------------------------------------------------------------
              Housing/Multifamily - 3.0%

          420 Grand Rapids Housing           1/04 at 104       AAA      435,985
               Corporation, Multifamily
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan - Section 8 Assisted
               Elderly Project), Series
               1992, 7.375%, 7/15/41

          750 Grand Rapids Housing           9/04 at 100       AAA      804,345
               Finance Authority,
               Multifamily Housing
               Refunding Revenue Bonds
               (Fannie Mae
               Collateralized), Series
               1990A, 7.625%, 9/01/23

        1,190 Michigan State Housing         4/05 at 102       Aaa    1,251,606
               Development Authority,
               Limited Obligation
               Multifamily Revenue
               Refunding Bonds (GNMA
               Collateralized Program -
                Parc Pointe Apartments),
               Series 1995A, 6.500%,
               10/01/15

        6,000 Michigan State Housing        No Opt. Call       AA-    1,898,640
               Development Authority,
               Section 8 Assisted
               Mortgage Revenue Bonds,
               Series 1983I, 0.000%,
               4/01/14

          400 Michigan State Housing        10/02 at 102       AA-      417,592
               Development Authority,
               Rental Housing Revenue
               Bonds, 1992 Series A,
               6.650%, 4/01/23

        1,000 Michigan State Housing         6/05 at 102       AAA    1,048,330
               Development Authority,
               Rental Housing Revenue
               Bonds, 1995 Series B,
               6.150%, 10/01/15

        2,500 Michigan State Housing         4/09 at 101       AAA    2,401,475
               Development Authority,
               Rental Housing Revenue
               Bonds, 1999 Series A,
               5.300%, 10/01/37
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               2.7%

        2,000 Michigan State Housing         6/10 at 101       AAA    2,110,360
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1999B-1, 6.300%, 12/01/20
               (Alternative Minimum Tax)

        1,125 Michigan State Housing         6/04 at 102       AA+    1,154,880
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1994
               Series A, 6.450%,
               12/01/14

        3,930 Michigan State Housing        12/04 at 102       AA+    4,150,787
               Development Authority,
               Single Family Mortgage
               Revenue Refunding Bonds,
               1994 Series C, 6.500%,
               6/01/16

           90 Michigan State Housing         6/05 at 102       AA+       91,556
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1995
               Series A, 6.800%,
               12/01/16

-------------------------------------------------------------------------------
              Long-Term Care - 6.1%

        2,000 The Economic Development       7/09 at 101         A    1,861,900
               Corporation of the
               Charter Township of Grand
               Rapids, Michigan, Limited
               Obligation Revenue Bonds
               (Porter Hills Obligated
               Group - Cook Valley
               Estate Project), Series
               1999, 5.450%, 7/01/29

        2,500 The Economic Development       5/07 at 102       BBB    2,244,100
               Corporation of the City
               of Kalamazoo, Michigan,
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Friendship
               Village of Kalamazoo),
               Series 1997A, 6.250%,
               5/15/27

        1,200 Michigan State Hospital        7/05 at 102       N/R    1,106,508
               Finance Authority,
               Revenue Bonds
               (Presbyterian Villages of
               Michigan Obligated
               Group), Series 1995,
               6.500%, 1/01/25

              Michigan State Hospital
              Finance Authority, Revenue
              Bonds (Presbyterian
              Villages of Michigan
              Obligated Group), Series
              1997:
          600  6.375%, 1/01/15               1/07 at 102       N/R      569,940
          500  6.375%, 1/01/25               1/07 at 102       N/R      454,525

              Michigan Strategic Fund,
              Limited Obligation Revenue
              Bonds (Porter Hills
              Presbyterian Village, Inc.
              Project), Series 1998:
          400  5.300%, 7/01/18               7/08 at 101         A      378,520
        2,675  5.375%, 7/01/28               7/08 at 101         A    2,462,445


--------------------------------------------------------------------------------
41

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care (continued)

   $    2,000 Michigan Strategic Fund,      11/08 at 101       N/R $  1,714,220
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Holland
               Home), Series 1998,
               5.750%, 11/15/28

        7,110 Michigan Strategic Fund,       6/08 at 100      BBB+    6,092,488
               Limited Obligation
               Revenue Bonds (Clark
               Retirement Community,
               Inc. Project), Series
               1998, 5.250%, 6/01/18

          250 The Economic Development       3/02 at 101       Aaa      255,108
               Corporation of the City
               of Warren, Nursing Home
               Revenue Refunding Bonds
               (GNMA Mortgage-Backed
               Security - Autumn Woods
               Project), Series 1992,
               6.900%, 12/20/22

-------------------------------------------------------------------------------
              Tax Obligation/General -
               25.4%

        1,625 Brighton Township Sanitary     4/09 at 100       AAA    1,628,494
               Sewer Drainage District,
               County of Livingston,
               State of Michigan,
               General Obligation -
                Limited Tax Bonds,
               Series 2000, 5.250%,
               10/01/19

        1,955 Charlotte Public Schools,      5/09 at 100       AAA    1,935,215
               County of Easton, State
               of Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.250%,
               5/01/25

        1,500 Clarkston Community            5/07 at 100       AAA    1,489,320
               Schools, County of
               Oakland, State of
               Michigan, 1997 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.250%,
               5/01/23

        1,800 Coopersville Area Public       5/09 at 100       AAA    1,700,424
               Schools, Counties of
               Ottawa and Muskegon,
               State of Michigan, 1999
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.000%, 5/01/29

        2,520 City of Detroit, Michigan,     4/10 at 101       AAA    2,591,291
               General Obligation -
                Unlimited Tax Bonds,
               Series 1999-B, 5.500%,
               4/01/18

        9,410 School District of the         5/09 at 101       AAA    8,479,069
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1998A, 4.750%, 5/01/28

        1,000 Frankenmuth School             5/10 at 100       AAA    1,044,110
               District, Counties of
               Saginaw and Tuscola,
               State of Michigan, 2000
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.625%, 5/01/16

        2,430 School District of Garden      5/04 at 101       AAA    2,627,365
               City, Wayne County,
               Michigan, 1994 Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), 6.400%, 5/01/11

        5,600 Grand Ledge Public             5/05 at 102       AAA    5,616,576
               Schools, Counties of
               Eaton, Clinton and Ionia,
               State of Michigan, 1995
               Refunding Bonds, 5.375%,
               5/01/24

        4,350 Hartland Consolidated          5/11 at 100       AAA    4,200,186
               School District,
               Livingston County,
               Michigan, General
               Obligation Bonds, Series
               2001 Refunding, 5.125%,
               5/01/29

        2,000 Jonesville Community           5/09 at 100       AAA    2,067,260
               Schools, Counties of
               Hillsdale and Jackson,
               State of Michigan, 1999
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.750%, 5/01/29

        1,000 Municipal Building             5/10 at 100       AAA      950,920
               Authority of Livonia,
               Wayne County, Michigan,
               Building Authority Bonds,
               Series 2001, 5.000%,
               5/01/27

        2,700 Livonia Public Schools,       No Opt. Call       AAA    1,990,035
               School District, County
               of Wayne, State of
               Michigan, 1992 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), Series
               II, 0.000%, 5/01/08

        2,000 Livonia Public Schools,        5/10 at 100       AAA    2,097,440
               School District, County
               of Wayne, State of
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.875%,
               5/01/25

        2,000 Macomb Township Building       4/08 at 101       AAA    2,119,260
               Authority, County of
               Macomb, State of
               Michigan, 2000 Building
               Authority Bonds, 6.000%,
               4/01/27

        2,800 Michigan Municipal Bond       No Opt. Call       AAA    2,048,424
               Authority, Local
               Government Loan Program
               Revenue Bonds, Series
               1991C (Group A), 0.000%,
               6/15/08

        2,775 Milan Area Schools,            5/10 at 100       AAA    2,905,841
               Counties of Washtenaw and
               Monroe, State of
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), Series
               A, 5.750%, 5/01/20

              Okemos Public Schools,
               County of Ingham, State
               of Michigan, 1993
               Refunding Bonds:
        1,000 0.000%, 5/01/17               No Opt. Call       AAA      431,560
        1,020 0.000%, 5/01/18               No Opt. Call       AAA      412,763

        1,500 Portage Lake Water and        10/05 at 102       AAA    1,587,120
               Sewage Authority,
               Houghton County,
               Michigan, Refunding Bonds
               (General Obligation -
                Limited Tax), 6.200%,
               10/01/20

          500 Redford Union Schools,        No Opt. Call       AAA      487,630
               District No. 1, County of
               Wayne, State of Michigan,
               1997 Refunding Bonds
               (General Obligation -
                Unlimited Tax), 5.000%,
               5/01/22

        1,235 Rochester Community School     5/10 at 100       AAA    1,288,735
               District, Counties of
               Oakland and Macomb, State
               of Michigan, 2000 School
               Building and Site and
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), Series I, 5.750%,
               5/01/19


--------------------------------------------------------------------------------
42

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

   $    3,000 Southgate Community            5/09 at 100       AAA $  2,864,970
               School District, County
               of Wayne, State of
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax),
               5.000%, 5/01/25

        2,500 City of Taylor Building        3/10 at 100       AAA    2,501,550
               Authority, County of
               Wayne, State of
               Michigan, General
               Obligation - Limited
               Tax Bonds, Series 2000,
               5.125%, 3/01/17

        2,470 Waterford School               6/04 at 101       AAA    2,696,894
               District, County of
               Oakland, State of
               Michigan, School
               District Bonds (General
               Obligation - Unlimited
               Tax), Series 1995,
               6.375%, 6/01/14

        5,000 Wayland Union School           5/05 at 101       AAA    5,514,650
               District, Counties of
               Allegan, Barry and
               Kent, State of
               Michigan, 1994 School
               and Building Site Bonds
               (General Obligation -
                Unlimited Tax),
               6.250%, 5/01/14

        3,270 West Ottawa Public            No Opt. Call       AAA    1,411,201
               Schools, County of
               Ottawa, State of
               Michigan, 1992
               Refunding Bonds
               (General Obligation -
                Unlimited Tax),
               0.000%, 5/01/17

        1,000 Western Townships              1/02 at 100       AAA    1,019,530
               Utilities Authority,
               Sewage Disposal System
               Refunding Bonds, Series
               1991, 6.500%, 1/01/10

        5,175 Williamston Community         No Opt. Call       AAA    5,389,452
               School District,
               General Obligation -
                Unlimited Tax Bonds,
               Series 1996,
               5.500%, 5/01/25

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                17.8%

        2,000 City of Detroit Building       2/07 at 101         A    2,115,520
               Authority, Revenue
               Bonds (District Court
               Madison Center), Series
               A, 6.150%, 2/01/11

        3,705 City of Detroit Downtown       7/08 at 100       AAA    3,361,621
               Development Authority,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series
               1998A, 4.750%, 7/01/25

       15,460 Detroit/Wayne County           2/07 at 102       AAA   15,274,171
               Stadium Authority,
               Michigan, Building
               Authority Stadium Bonds
               (General Obligation -
                Limited Tax), Series
               1997, 5.250%, 2/01/27

              City of Grand Rapids
              Downtown Development
              Authority, Michigan, Tax
              Increment Revenue Bonds,
              Series 1994:
        3,985 0.000%, 6/01/17               No Opt. Call       AAA    1,701,555
        3,495 0.000%, 6/01/18               No Opt. Call       AAA    1,398,734
        1,650 6.875%, 6/01/24                6/04 at 102       AAA    1,810,430

          250 Michigan Municipal Bond       12/01 at 100       AAA      250,520
               Authority, Local
               Government Loan Program
               Revenue Bonds (Insured
               Wayne County Refunding
               Bonds), Series 1991A,
               4.750%, 12/01/09

        1,500 Michigan Municipal Bond       10/09 at 100       AAA    1,399,995
               Authority, State
               Revolving Fund Revenue
               Bonds (Drinking Water
               Revolving Fund), Series
               1998, 4.750%, 10/01/20

        1,500 Michigan Municipal Bond       10/10 at 101       AAA    1,615,470
               Authority, State
               Revolving Fund Revenue
               Bonds (Drinking Water
               Revolving Fund), Series
               2000, 5.875%, 10/01/17

              State Building
               Authority, State of
               Michigan, 1991 Revenue
               Refunding Bonds, Series
               I:
        1,000 6.750%, 10/01/11              10/01 at 102       AA+    1,031,840
        5,000 6.250%, 10/01/20              10/01 at 102       AA+    5,118,950

        7,585 State Building                10/01 at 102       AA+    7,765,447
               Authority, State of
               Michigan, 1991 Revenue
               Bonds, Series II,
               6.250%, 10/01/20

        1,500 The State of Michigan,         6/10 at 100       AAA    1,530,405
               Certificates of
               Participation (525
               Redevco, Inc.), 5.500%,
               6/01/20

        6,000 The House of                  No Opt. Call       AAA    1,737,360
               Representatives of the
               State of Michigan,
               Certificates of
               Participation, 0.000%,
               8/15/23

        2,260 Puerto Rico Highway and    7/02 at 101 1/2         A    2,371,102
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V,
               6.625%, 7/01/12

        1,085 Romulus Tax Increment         11/06 at 100       N/R    1,153,724
               Finance Authority,
               Wayne County, Michigan,
               1994 Revenue
               Development Bonds
               (Limited Obligation -
                Remarketed), 6.750%,
               11/01/19

-------------------------------------------------------------------------------
              Transportation - 0.9%

          250 Capital Region Airport         7/02 at 102       AAA      261,210
               Authority, Lansing,
               Michigan, Airport
               Revenue Bonds, Series
               1992, 6.700%, 7/01/21
               (Alternative Minimum
               Tax)

        2,500 Charter County of Wayne,      12/08 at 101       AAA    2,365,800
               Michigan, Detroit
               Metropolitan Wayne
               County Airport, Airport
               Revenue Bonds, Series
               1998A, 5.000%, 12/01/22
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
43

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.2%

   $    1,000 Downtown Development           5/04 at 102    N/R*** $  1,129,730
               Authority, City of
               Battle Creek, County of
               Calhoun, State of
               Michigan, 1994
               Development Bonds,
               7.600%, 5/01/16 (Pre-
               refunded to 5/01/04)

        1,800 Tax Increment Finance          5/04 at 102   A - ***    2,023,632
               Authority, City of
               Battle Creek, County of
               Calhoun, State of
               Michigan, 1994
               Development Bonds,
               7.400%, 5/01/16 (Pre-
               refunded to 5/01/04)

        5,000 City of Detroit Downtown       7/06 at 102       AAA    5,640,100
               Development Authority,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series 1996C,
               6.250%, 7/01/25 (Pre-
               refunded to 7/01/06)

          500 City of Farmington Hills       2/02 at 102       AAA      522,850
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series 1992A,
               6.500%, 2/15/22 (Pre-
               refunded to 2/15/02)

          750 City of Hudsonville           10/02 at 102       AAA      799,965
               Building Authority,
               County of Ottawa, State
               of Michigan, Refunding
               Bonds, Series 1992,
               6.600%, 10/01/17 (Pre-
               refunded to 10/01/02)

        4,000 Lake Orion Community           5/05 at 101       AAA    4,514,000
               School District, County
               of Oakland, State of
               Michigan, 1994 Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), 7.000%, 5/01/15
               (Pre-refunded to
               5/01/05)

          555 Michigan Municipal Bond       10/02 at 102       AAA      591,974
               Authority, State
               Revolving Fund Revenue
               Bonds, Series 1992A,
               6.600%, 10/01/18 (Pre-
               refunded to 10/01/02)

              Michigan Municipal Bond
               Authority, State
               Revolving Fund Revenue
               Bonds, Series 1994:
        1,000 6.500%, 10/01/14 (Pre-        10/04 at 102       AAA    1,113,220
               refunded to 10/01/04)
        1,000 6.500%, 10/01/17 (Pre-        10/04 at 102       AAA    1,113,220
               refunded to 10/01/04)

          500 Michigan State Hospital       12/02 at 102       AAA      537,505
               Finance Authority,
               Hospital Revenue Bonds
               (MidMichigan Obligated
               Group), Series 1992,
               6.900%, 12/01/24 (Pre-
               refunded to 12/01/02)

        1,000 Oakland County Michigan       11/04 at 102       Aaa    1,127,600
               Economic Development
               Corporation, Limited
               Obligation Revenue
               Refunding Bonds
               (Cranbrook Educational
               Community), Series C,
               6.900%, 11/01/14 (Pre-
               refunded to 11/01/04)

        1,215 Potterville Public             5/09 at 100       AAA    1,339,392
               Schools, County of
               Easton, State of
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.750%,
               5/01/20 (Pre-refunded to
               5/01/09)

          180 Saginaw-Midland Municipal      9/04 at 102     A2***      201,712
               Water Supply
               Corporation, State of
               Michigan, Water Supply
               Revenue Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.875%, 9/01/16 (Pre-
               refunded to 9/01/04)

        7,000 Vicksburg Community         5/06 at 37 1/4       AAA    2,130,170
               Schools, Counties of
               Kalamazoo and St.
               Joseph, State of
               Michigan, 1991 School
               Building and Site Bonds,
               0.000%, 5/01/20 (Pre-
               refunded to 5/01/06)

-------------------------------------------------------------------------------
              Utilities - 4.3%

        3,000 Michigan State South          11/04 at 102      Baa1    3,295,500
               Central Power Agency,
               Power Supply System
               Revenue Refunding Bonds,
               7.000%, 11/01/11

        1,000 Michigan State South          No Opt. Call      Baa1    1,045,170
               Central Power Agency,
               Power Supply System
               Revenue Bonds, 2000
               Series, 6.000%, 5/01/12

        3,500 Michigan State Strategic       6/04 at 102       AAA    3,703,105
               Fund, Limited Obligation
               Revenue Refunding Bonds
               (Detroit Education
               Company), Series B,
               6.450%, 6/15/24

        1,000 Economic Development          No Opt. Call       AAA    1,224,410
               Corporation, Monroe
               County, Michigan,
               Revenue Refunding Bonds
               (Limited Obligation -
                Collateralized)
               (Detroit Edison
               Company), Series, AA,
               6.950%, 9/01/22

        1,000 County of Monroe,             No Opt. Call       AAA    1,083,760
               Michigan, Pollution
               Control Revenue Bonds
               (The Detroit Edison
               Company Project), 1994
               Series A, 6.350%,
               12/01/04 (Alternative
               Minimum Tax)

        4,000 Puerto Rico Electric          No Opt. Call       AAA    1,760,080
               Power Authority, Power
               Revenue Refunding Bonds,
               Series O, 0.000%,
               7/01/17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
44

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer - 9.2%

   $   10,500 City of Detroit, Michigan,     7/05 at 101       AAA $ 10,502,203
               Sewage Disposal System
               Revenue Refunding Bonds,
               Series 1995-B,
               5.250%, 7/01/21

              City of Detroit, Michigan,
               Sewage Disposal System
               Revenue Bonds, Series
               1999-A:
        4,455 0.000%, 7/01/19               No Opt. Call       AAA    1,667,150
        8,000 5.750%, 7/01/26                1/10 at 101       AAA    8,361,120
        2,500 5.875%, 7/01/27                1/10 at 101       AAA    2,631,250

        2,500 City of Detroit, Michigan,     1/10 at 101       AAA    2,612,850
               Water Supply System
               Revenue (Senior Lien)
               Bonds, Series 1999-A,
               5.750%, 7/01/26

-------------------------------------------------------------------------------
   $  305,100 Total Investments (cost                               276,987,486
               $265,852,503) - 99.1%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       2,569,278
               Liabilities - 0.9%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $279,556,764
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
45

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.6%

   $    2,000 Missouri Economic             12/01 at 102       N/R $  2,048,180
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Refunding Bonds
               (Drury Inn Project),
               Series 1988 Remarketing,
               8.250%, 12/01/12

        3,225 The Industrial Development    No Opt. Call       AAA    1,542,776
               Authority of the City of
               St. Louis, Missouri,
               Senior Lien Revenue Bonds
               (St. Louis Convention
               Center Headquarters Hotel
               Project), Series 2000A,
               0.000%, 7/15/15

-------------------------------------------------------------------------------
              Consumer Staples - 4.0%

        3,000 The Industrial Development     5/08 at 101        AA    2,836,050
               Authority of the County
               of Cape Girardeau,
               Missouri, Solid Waste
               Disposal Revenue Bonds
               (The Procter & Gamble
               Products Company
               Project), Series 1998,
               5.300%, 5/15/28
               (Alternative Minimum Tax)

        5,100 Missouri State Development    No Opt. Call        AA    4,955,772
               Finance Board, Solid
               Waste Disposal Revenue
               Bonds (Procter & Gamble
               Paper Products Company
               Project), Series 1999,
               5.200%, 3/15/29
               (Alternative Minimum Tax)

        1,000 The Children's Trust Fund,     7/10 at 100       Aa3    1,038,270
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 11.8%

        4,050 The Junior College             9/10 at 102       N/R    4,252,541
               District of Mineral Area,
               Missouri, Student Housing
               System Revenue Bonds
               (Mineral Area College),
               Series 2000, 7.250%,
               9/01/31

        1,000 Missouri Higher Education      2/02 at 102         A    1,031,470
               Loan Authority, Student
               Loan Revenue Bonds
               (Subordinate Lien),
               Series 1992, 6.500%,
               2/15/06 (Alternative
               Minimum Tax)

        4,190 Missouri Higher Education      2/04 at 102        A2    4,373,606
               Loan Authority, Student
               Loan Revenue Bonds,
               Series 1994F, 6.750%,
               2/15/09 (Alternative
               Minimum Tax)

        3,630 Health and Educational         6/04 at 102        A2    3,790,482
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (University
               of Health Sciences
               Project), Series 1994,
               6.350%, 6/01/14

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Educational Facilities
              Revenue Bonds (Maryville
              University of St. Louis
              Project), Series 1997:
        1,000 5.625%, 6/15/13                6/07 at 101      Baa2    1,013,840
        1,750 5.750%, 6/15/17                6/07 at 101      Baa2    1,749,948

        1,100 Health and Educational        10/08 at 100       N/R      994,741
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (The
               Barstow School), Series
               1998, 5.250%, 10/01/23

        1,000 Health and Educational         1/10 at 100        AA    1,033,520
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Central
               Institute for the Deaf),
               Series 1999, 5.850%,
               1/01/22

          900 Health and Educational         6/08 at 102        A1      931,284
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Stephens
               College Issue), Series
               1999, 6.000%, 6/01/24

        3,375 Health and Educational         6/10 at 100      Baa2    3,518,438
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Maryville
               University of St. Louis
               Project), Series 2000,
               6.750%, 6/15/30

        1,360 Health and Educational         4/11 at 100       Aaa    1,393,619
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Webster
               University), Series 2001,
               5.500%, 4/01/18

              The Industrial Development
              Authority of the City of
              St. Louis, Missouri,
              Industrial Revenue
              Refunding Bonds (Kiel
              Center Multipurpose Arena
              Project), Series 1992:
          650 7.625%, 12/01/09              12/02 at 102       N/R      669,442
               (Alternative Minimum Tax)
        1,000 7.750%, 12/01/13              12/02 at 102       N/R    1,033,550
               (Alternative Minimum Tax)
          500 7.875%, 12/01/24              12/02 at 102       N/R      517,650
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 14.3%

          415 Dent County, Missouri,         6/01 at 102       N/R      423,636
               Industrial Development
               Authority, Industrial
               Development Revenue Bonds
               (Southeast Missouri
               Community Treatment
               Center), 8.500%, 6/01/12

          775 Farmington, Missouri,          6/01 at 102       N/R      791,128
               Industrial Development
               Authority, Revenue Bonds
               (Southeast Missouri
               Community Treatment
               Center Project), Series
               1992, 8.500%, 6/01/12

              Jackson County, Missouri,
              Industrial Development
              Authority, Health Care
              System Revenue Bonds
              (St. Joseph Health Center
              Issue), Series 1992:
        1,815 6.500%, 7/01/12                7/02 at 102       AAA    1,886,584
        6,250 6.500%, 7/01/19                7/02 at 102       AAA    6,468,813


--------------------------------------------------------------------------------
46

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    2,565 Health and Educational         2/02 at 102       AAA $  2,658,212
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Health Midwest),
               Series 1992B, 6.250%,
               2/15/12

          555 Health and Educational        11/02 at 102      BBB+      566,089
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Heartland Health
               System Project), Series
               1992, 6.875%, 11/15/04

          650 Health and Educational         5/04 at 102       Aa3      706,869
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (BJC Health
               System), Series 1994A,
               6.500%, 5/15/20

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Freeman Health
              System Project), Series
              1998:
        3,700  5.250%, 2/15/18               2/08 at 102      BBB+    3,195,209
        1,575  5.250%, 2/15/28               2/08 at 102      BBB+    1,287,610

          500 Health and Educational        11/06 at 100      BBB+      408,790
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Capital Region
               Medical Center), Series
               1998, 5.250%, 11/01/23

        2,000 Health and Educational        12/10 at 101         A    2,051,860
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (St. Anthony's
               Medical Center), Series
               2000, 6.250%, 12/01/30

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Lester Cox Medical
              Center), Series 1992H:
        2,650  0.000%, 9/01/17              No Opt. Call       AAA    1,104,282
        4,740  0.000%, 9/01/21              No Opt. Call       AAA    1,539,884
        6,300  0.000%, 9/01/22              No Opt. Call       AAA    1,924,209

        2,880 The Industrial Development     5/08 at 101      BBB+    2,492,467
               Authority of the County
               of Taney, Missouri,
               Hospital Revenue Bonds
               (The Skaggs Community
               Hospital Association),
               Series 1998, 5.400%,
               5/15/28

          950 Texas County, Missouri,        6/10 at 100       N/R      938,258
               Hospital Revenue Bonds
               (Texas County Memorial
               Hospital),
               Series 2000, 7.250%,
               6/15/25

              The Industrial Development
              Authority of the City of
              West Plains, Missouri,
              Hospital Facilities
              Revenue Bonds (Ozark
              Medical Center), Series
              1997:
        2,095  5.600%, 11/15/17             11/07 at 101       N/R    1,767,593
        2,230  5.650%, 11/15/22             11/07 at 101       N/R    1,825,813

-------------------------------------------------------------------------------
              Housing/Multifamily -
               11.2%

        1,630 The Industrial Development    10/09 at 100       AAA    1,672,836
               Authority of the City of
               Lees Summit, Missouri,
               Multifamily Housing
               Revenue Bonds (Crossroads
               of Lees Summit Apartments
               Project), Series 1999A,
               6.100%, 4/01/24
               (Alternative Minimum Tax)

        1,980 Missouri Housing               1/03 at 100       AA+    2,000,236
               Development Commission,
               Housing Development
               Refunding Bonds
               (Federally Insured
               Mortgage Loans), 6.600%,
               7/01/24

          885 Missouri Housing              12/05 at 103       N/R      869,822
               Development Commission,
               Multifamily Housing
               Revenue Bonds (Primm
               Place Apartments
               Project), Series 1995A,
               6.250%, 12/01/17
               (Alternative Minimum Tax)

        2,815 Missouri Housing               4/08 at 102       N/R    2,613,474
               Development Commission,
               Multifamily Housing
               Revenue Bonds (The
               Mansion Apartments Phase
               II Project), Series 1999,
               6.125%, 4/01/22
               (Alternative Minimum Tax)

        2,000 Housing Authority of St.       3/05 at 102       AAA    2,077,920
               Louis County, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Kensington Square
               Apartments Project),
               Series 1995, 6.650%,
               3/01/20

        9,105 The Industrial Development     8/06 at 105       AAA    9,725,324
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Mortgage-Backed
               Securities - Covington
               Manor Apartments), Series
               1996A, 6.875%, 8/20/36
               (Alternative Minimum Tax)

        1,750 The Industrial Development     1/08 at 100       AAA    1,719,060
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Bonhomme Village
               Apartments Project),
               Series 1997A, 5.450%,
               1/01/28

          500 The Industrial Development     3/09 at 102       AAA      488,625
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (GNMA Collateralized -
                Lucas Hunt Village
               Apartment Project),
               Series 1999A,
               5.200%, 9/20/31

        1,000 The Industrial Development     8/08 at 102       AAA      991,890
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized - Glen
               Trails West Apartments
               Project), Series 1999B,
               5.700%, 8/20/39
               (Alternative Minimum Tax)

        1,890 Land Clearance for             5/03 at 102       AAA    1,928,575
               Redevelopment Authority
               of the City of St. Louis,
               Missouri, Multifamily
               Mortgage Refunding Bonds
               (FHA-Insured Mortgage
               Loan - St. Louis Place
               Apartments), Series 1993,
               6.250%, 8/01/27


--------------------------------------------------------------------------------
47

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

   $      925 The Industrial Development     8/07 at 102       Aaa $    937,515
               Authority of University
               City, Missouri, Revenue
               Refunding Bonds (GNMA
               Collateralized - River
               Valley Apartments),
               Series 1997A, 5.900%,
               2/20/37

-------------------------------------------------------------------------------
              Housing/Single Family -
               7.4%

        1,500 Greene County, Missouri,      No Opt. Call       AAA    1,639,440
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 1996,
               6.300%, 12/01/22
               (Alternative Minimum Tax)

        1,455 Missouri Housing               1/07 at 102       AAA    1,501,589
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1996 Series D,
               6.125%, 3/01/28
               (Alternative Minimum Tax)

          755 Missouri Housing               3/07 at 105       AAA      844,422
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1997 Series A-
               2, 7.300%, 3/01/28
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds
              (Homeownership Loan
              Program), 1995 Series B
              Remarketing:
        1,705  6.375%, 9/01/20               9/06 at 102       AAA    1,780,600
               (Alternative Minimum Tax)
        1,345  6.450%, 9/01/27               9/06 at 102       AAA    1,404,395
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds (GNMA
              Mortgage-Backed Securities
              Program), 1994 Series A:
          250  6.700%, 12/01/07             12/04 at 102       AAA      263,650
               (Alternative Minimum Tax)
        1,120  7.125%, 12/01/14             12/04 at 102       AAA    1,171,901
               (Alternative Minimum Tax)
          495  7.200%, 12/01/17             12/04 at 102       AAA      518,478
               (Alternative Minimum Tax)

          920 Missouri Housing               3/08 at 105       AAA      990,371
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1998 Series B-
               2, 6.400%, 3/01/29
               (Alternative Minimum Tax)

        4,000 Missouri Housing               9/09 at 100       AAA    4,181,480
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series A-
               1, 6.300%, 9/01/25

        2,000 Missouri Housing               3/10 at 100       AAA    2,090,920
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series B-
               1, 6.200%, 9/01/25
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 11.3%

        4,800 The Industrial Development    11/08 at 102       N/R    3,994,512
               Authority of Kansas City,
               Missouri, Retirement
               Facility Refunding and
               Improvement Revenue Bonds
               (Kingswood Project),
               Series 1998A, 5.875%,
               11/15/29

        1,000 The Industrial Development     8/05 at 102       N/R    1,005,920
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1995,
               6.625%, 8/15/13

        5,000 The Industrial Development     8/09 at 101       N/R    4,868,250
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1999,
               6.000%, 8/15/17

        3,750 Health and Educational         2/06 at 102       N/R    3,592,350
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1996A,
               6.375%, 2/01/27

        3,500 Health and Educational         2/07 at 102       N/R    3,199,945
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1997,
               5.875%, 2/01/23

              The Industrial Development
              Authority of the County of
              St. Louis, Missouri,
              Refunding Revenue Bonds
              (Friendship Village of
              West County Project),
              Series 1996A:
        1,265  5.750%, 9/01/05              No Opt. Call       N/R    1,271,489
        1,800  6.250%, 9/01/10               9/06 at 102       N/R    1,798,542

              The Industrial Development
              Authority of the County of
              St. Louis, Missouri,
              Revenue Bonds (Bethesda
              Living Centers - Autumn
              View Gardens at Schuetz
              Road Project), Series
              1998B:
          475  5.750%, 8/15/18               8/03 at 100       N/R      398,957
        1,500  5.850%, 8/15/28               8/08 at 102       N/R    1,215,795

        2,425 The Industrial Development     8/05 at 104       AAA    2,546,226
               Authority of the County
               of St. Louis, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mother
               of Perpetual Help
               Project), Series 1995,
               6.250%, 8/01/28

        1,200 The Industrial Development     3/10 at 102       AAA    1,181,844
               Authority of the County
               of St. Louis, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mary,
               Queen and Mother
               Association Project),
               Series 2001, 5.400%,
               9/20/34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
48

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.6%

   $    1,000 Jefferson City School         No Opt. Call       Aa2 $  1,157,020
               District, Missouri,
               General Obligation Bonds,
               Series 1991A, 6.700%,
               3/01/11

          750 Bolivar R-1 School             3/10 at 100       AA+      769,290
               District of Polk County,
               Missouri, General
               Obligation Bonds
               (Missouri Direct Deposit
               Program), Series 2000,
               5.700%, 3/01/20

        1,345 Pattonville R-3 School        No Opt. Call       AAA    1,584,329
               District of St. Louis
               County, Missouri, General
               Obligation Bonds, Series
               2000, 6.500%, 3/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               15.7%

        2,285 The Public Building           11/06 at 101       BBB    2,404,254
               Corporation of the City
               of Branson, Missouri,
               Leasehold Revenue Bonds
               (City Hall and Fire
               Station Improvement
               Projects), Series 1995,
               6.250%, 11/01/12

        1,875 The Public Building            6/10 at 100        AA    1,896,394
               Corporation of Christian
               County, Missouri,
               Leasehold Revenue Bonds
               (Justice Center Project),
               Series 2000, 5.450%,
               6/01/15

        1,025 School District Building      No Opt. Call       AAA      534,333
               Corporation, Excelsior
               Springs, Missouri,
               Leasehold Revenue Bonds
               (School District 40),
               Series 1994, 0.000%,
               3/01/14

        4,240 Howard Bend Levee              3/09 at 101       N/R    4,259,419
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.850%, 3/01/19

        2,000 Public Facilities             12/04 at 100       AAA    2,086,420
               Authority, Jackson
               County, Missouri,
               Leasehold Revenue
               Refunding and Improvement
               Bonds (Capital
               Improvements Project),
               Series 1994, 6.125%,
               12/01/15

        1,200 Land Clearance for            12/05 at 102       AAA    1,260,528
               Redevelopment Authority
               of Kansas City, Missouri,
               Lease Revenue Bonds
               (Municipal Auditorium and
               Muehlebach Hotel
               Redevelopment Project),
               Series 1995A, 5.900%,
               12/01/18

              Public Facilities
              Authority, St. Louis,
              Missouri, Certificates of
              Participation (Municipal
              Golf Course Project),
              Series 1993:
        1,020  6.900%, 12/01/05             12/02 at 103       N/R    1,101,559
        2,720  7.550%, 12/01/14             12/02 at 103       N/R    2,961,454

        1,500 Missouri Development           4/10 at 100       AAA    1,566,900
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (Kansas
               City Midtown
               Redevelopment Projects),
               Series 2000A, 5.750%,
               4/01/22

          450 Monarch-Chesterfield Levee     3/10 at 101       AAA      474,512
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.750%, 3/01/19

              Puerto Rico Highway and
              Transportation Authority,
              Highway Revenue Bonds,
              Series Y of 1996:
          900  5.500%, 7/01/36               7/16 at 100         A      918,297
        4,500  5.000%, 7/01/36               7/16 at 100         A    4,284,360

          750 Puerto Rico Highway and        7/10 at 101         A      803,888
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.000%, 7/01/39

        3,000 Puerto Rico Public            No Opt. Call         A    3,147,630
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

        2,500 The City of St. Louis,         7/03 at 101      BBB-    2,562,475
               Missouri, Letter of
               Intent Double Revenue
               Bonds (Lambert-St. Louis
               International Airport
               Project), Series 2000,
               6.125%, 1/01/09

        1,750 Regional Convention and        8/07 at 100       AAA    1,763,195
               Sports Complex Authority,
               St. Louis, Missouri,
               Convention and Sports
               Facility Project and
               Refunding Bonds, 1997
               Series C, 5.300%, 8/15/20

           45 Regional Convention and        8/03 at 100       N/R       47,189
               Sports Complex Authority,
               St. Louis, Missouri,
               Convention and Sports
               Facility Project Bonds,
               1991 Series C, 7.900%,
               8/15/21

        2,950 The Public Building            6/10 at 100       AAA    3,149,627
               Corporation of the City
               of Springfield, Missouri,
               Leasehold Revenue Bonds
               (Jordan Valley Park
               Projects), Series 2000A,
               6.125%, 6/01/21
-------------------------------------------------------------------------------
              Transportation - 6.6%

        2,000 Puerto Rico Ports              6/06 at 102      BBB-    2,047,140
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum Tax)

        1,000 The City of St. Louis,         7/07 at 101       AAA      980,460
               Missouri, Lambert-St.
               Louis International
               Airport, Airport Revenue
               Bonds (1997 Capital
               Improvement Program),
               Series 1997B, 5.250%,
               7/01/27 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
49

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Transportation (continued)

              The City of St. Louis,
               Missouri, Airport Revenue
               Bonds (Airport
               Development Program),
               Series 2001A:
   $    5,000  5.000%, 7/01/26               7/11 at 100       AAA $  4,769,600
        1,000  5.250%, 7/01/31               7/11 at 100       AAA      985,810

              Land Clearance for
              Redevelopment Authority of
              the City of St. Louis,
              Missouri, Tax-Exempt
              Parking Facility Revenue
              Refunding and Improvement
              Bonds (LCRA Parking
              Facilities Project),
              Series of 1999C:
        1,000  7.000%, 9/01/19               9/09 at 102       N/R    1,052,530
        2,400  7.050%, 9/01/24               9/09 at 102       N/R    2,518,200

        2,250 The City of St. Louis,        12/06 at 102       AAA    2,274,953
               Missouri, Parking Revenue
               Refunding Bonds, Series
               1996, 5.375%, 12/15/21

-------------------------------------------------------------------------------
              U.S. Guaranteed - 9.1%

        4,500 Cape Girardeau County,        No Opt. Call       Aaa    2,265,120
               Missouri, Single Family
               Mortgage Revenue Bonds,
               Series 1983, 0.000%,
               12/01/14

        1,500 Clay County Public             5/02 at 102     A-***    1,595,790
               Building Authority,
               Leasehold Refunding and
               Improvement Revenue Bonds
               (Paradise Pointe Golf
               Course Project), Series
               1992, 7.625%, 5/15/14
               (Pre-refunded to 5/15/02)

          235 Greene County, Missouri,      No Opt. Call       Aaa      108,171
               Single Family Mortgage
               Revenue Bonds, Series
               1984, 0.000%, 3/01/16

        4,000 Kansas City, Missouri,         9/04 at 101       AAA    4,449,360
               General Improvement
               Airport Revenue Bonds,
               Series 1994B, 6.875%,
               9/01/14 (Pre-refunded to
               9/01/04)

          645 Kansas City Municipal         11/01 at 100     A3***      656,100
               Assistance Corporation,
               Leasehold Improvement
               Revenue Bonds (Truman
               Medical Center Charitable
               Foundation Project),
               Series 1991A, 7.000%,
               11/01/09 (Pre-refunded to
               11/01/01)

        2,265 The Industrial Development     7/02 at 102    N/R***    2,391,296
               Authority of the City of
               Kirkwood, Missouri,
               Health Care System
               Revenue Bonds (St. Joseph
               Hospital of Kirkwood
               Issue), Series 1992,
               6.500%, 7/01/12 (Pre-
               refunded to 7/01/02)

        1,000 Missouri Economic              5/02 at 100    N/R***    1,038,950
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Bonds (Community
               Water Company Inc.
               Project), Series 1992,
               7.125%, 5/01/17
               (Alternative Minimum Tax)
               (Pre-refunded to 5/15/02)

          600 Health and Educational        10/04 at 101     A2***      658,572
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (St. Louis
               University High School),
               Series 1994, 6.350%,
               10/01/14 (Pre-refunded to
               10/01/04)

              Industrial Development
               Authority of the County
               of St. Louis, Missouri,
               Health Care Facilities
               Revenue Bonds (Lutheran
               Health Care Association),
               Series 1992:
        2,565  7.375%, 2/01/14 (Pre-         2/02 at 102    N/R***    2,691,557
               refunded to 2/01/02)
        1,650  7.625%, 2/01/22 (Pre-         2/02 at 102    N/R***    1,734,002
               refunded to 2/01/02)

        1,000 Regional Convention and        8/03 at 100       AAA    1,079,530
               Sports Complex Authority,
               County of St. Louis,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series 1991B,
               7.000%, 8/15/11 (Pre-
               refunded to 8/15/03)

          955 Regional Convention and        8/03 at 100       AAA    1,048,752
               Sports Complex Authority,
               City of St. Louis,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series 1991C,
               7.900%, 8/15/21 (Pre-
               refunded to 8/15/03)

          445 The Board of Education of     10/01 at 102       AAA      459,676
               the City of St. Louis,
               Missouri, General
               Obligation School
               Building Bonds, Series
               1991, 6.750%, 4/01/11
               (Pre-refunded to
               10/01/01)

-------------------------------------------------------------------------------
              Utilities - 1.0%

        2,000 City of Sikeston,             No Opt. Call       AAA    2,275,520
               Missouri, Electric System
               Revenue Bonds, 1992
               Series, 6.200%, 6/01/10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
50

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer - 3.1%

   $    1,635 Missouri State                 4/09 at 100        AA $  1,689,985
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Facilities Refunding
               Revenue Bonds (Tri-County
               Water Authority Project),
               Series 1999, 6.000%,
               4/01/22

        1,600 Missouri State                12/01 at 102       Aaa    1,656,560
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1991A, 6.875%, 6/01/14

        2,000 Missouri State                 7/02 at 102       Aaa    2,104,180
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1992A, 6.550%, 7/01/14

          600 Missouri State                 7/04 at 102       Aaa      662,352
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1994B, 7.200%, 7/01/16

          595 Missouri State                10/01 at 101       Aaa      608,655
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - City of
               Springfield Project),
               Series 1990A, 7.000%,
               10/01/10

          125 City of Osceola, Missouri,    11/01 at 100       N/R      125,304
               Sewer System Refunding
               and Improvement Revenue
               Bonds, Series 1989,
               8.000%, 11/01/09

-------------------------------------------------------------------------------
   $  231,585 Total Investments (cost $215,074,924) - 98.7%         219,910,036
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.3%                    2,838,361
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $222,748,397
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
51

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.3%

   $    1,650 Lucas County Port              3/02 at 102       AA- $  1,711,199
               Authority, Toledo, Ohio,
               Port Facilities Revenue
               Refunding Bonds (Cargill,
               Inc. Project), 7.250%,
               3/01/22

-------------------------------------------------------------------------------
              Capital Goods - 0.3%

        1,670 Ohio Water Development         3/02 at 102       N/R    1,726,580
               Authority, Revenue Bonds
               (USA Waste Services),
               Series 1992, 7.750%,
               9/01/07 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.3%

        1,700 City of Moraine, Ohio,        No Opt. Call         A    1,752,190
               Solid Waste Disposal
               Revenue Bonds (General
               Motors Corporation
               Project), Series 1999,
               5.650%, 7/01/24
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.2%

        3,500 State of Ohio, Education       6/07 at 102       AAA    3,578,435
               Loan Revenue Bonds
               (Supplemental Student
               Loan Program), Series
               1997A1, 5.850%, 12/01/19
               (Alternative Minimum Tax)

        2,025 Ohio Higher Educational       12/03 at 102       AAA    2,225,030
               Facility Commission,
               Higher Educational
               Facility Mortgage Revenue
               Bonds (University of
               Dayton 1992 Project),
               6.600%, 12/01/17

        1,200 Ohio Higher Educational        9/06 at 101       N/R    1,237,500
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Findlay
               1996 Project), 6.125%,
               9/01/16

        5,000 State of Ohio, Higher          5/07 at 102       AAA    5,044,950
               Educational Facilities
               Revenue Bonds (University
               of Xavier 1997 Project),
               5.375%, 5/15/22

        1,000 State of Ohio, Higher         12/10 at 101       AAA    1,012,330
               Educational Facilities
               Revenue Bonds (University
               of Dayton 2000 Project),
               5.500%, 12/01/30

          910 Ohio Higher Educational       No Opt. Call        AA    1,070,961
               Facility Commission,
               Revenue Bonds (Case
               Western Reserve
               University), Series B,
               6.500%,10/01/20

              University of Cincinnati,
               Ohio, General Receipts
               Bonds, Series 2001A:
        1,500  5.750%, 6/01/18               6/11 at 101       AAA    1,588,440
        1,520  5.750%, 6/01/19               6/11 at 101       AAA    1,604,360
        2,000  5.250%, 6/01/24               6/11 at 101       AAA    1,993,380

        4,250 University of Cincinnati,      6/07 at 100       AAA    4,291,183
               Ohio, General Receipts
               Bonds, 5.375%, 6/01/20

        1,230 Youngstown State              12/04 at 102       AAA    1,355,645
               University, Ohio, General
               Receipts Bonds, 6.000%,
               12/15/16

-------------------------------------------------------------------------------
              Healthcare - 14.7%

       10,000 Akron, Bath and Copley        11/09 at 101      Baa1    8,371,400
               Joint Township Hospital
               District, Ohio, Hospital
               Facilities Revenue Bonds,
               Series 1998A (Summa
               Health System Project),
               5.375%, 11/15/24

              City of Cambridge, Ohio,
              Hospital Revenue Refunding
              Bonds (Guernsey Memorial
              Hospital Project),
              Series 1991:
          500  8.000%, 12/01/06             12/01 at 102       BBB      514,075
        1,000  8.000%, 12/01/11             12/01 at 102       BBB    1,026,730

       12,000 County of Cuyahoga, Ohio,      2/09 at 101        A-   12,003,000
               Hospital Improvement
               Revenue Bonds (The
               Metrohealth System
               Project), Series 1999,
               6.125%, 2/15/24

        1,000 County of Cuyahoga, Ohio,      2/07 at 102       AAA    1,030,130
               Hospital Improvement and
               Refunding Revenue Bonds
               (The MetroHealth System
               Project), Series 1997,
               5.625%, 2/15/17

        2,010 County of Erie, Ohio,          1/02 at 102         A    2,088,028
               Hospital Improvement and
               Refunding Revenue Bonds
               (Firelands Community
               Hospital Project), Series
               1992, 6.750%, 1/01/08

              County of Franklin, Ohio,
              Hospital Refunding and
              Improvement Revenue Bonds
              (The Children's Hospital
              Project), 1996 Series A:
        1,575  5.750%, 11/01/15             11/06 at 101       Aa2    1,630,787
        5,275  5.875%, 11/01/25             11/06 at 101       Aa2    5,399,015

              County of Franklin, Ohio,
               Hospital Revenue Bonds
               (Holy Cross Health
               Systems Corporation),
               Series 1996:
          965  5.800%, 6/01/16               6/06 at 102       AA-      997,299
        2,000  5.875%, 6/01/21               6/06 at 102       AA-    2,056,520


--------------------------------------------------------------------------------
52

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    1,500 Franklin County, Ohio,         6/01 at 101       AAA $  1,520,430
               Hospital Revenue
               Refunding Bonds (Holy
               Cross Health System - Mt.
               Carmel Health), Series
               1990-A, 7.625%, 6/01/09

        3,000 County of Hamilton, Ohio,      1/03 at 102         A    3,068,670
               Hospital Facilities
               Revenue Refunding Bonds
               (Bethesda Hospital,
               Inc.), Series 1992A,
               6.250%, 1/01/12

        5,690 County of Lorain, Ohio,       11/05 at 102       AAA    5,708,094
               Hospital Facilities
               Revenue and Refunding
               Bonds (EMH Regional
               Medical Center), Series
               1995, 5.375%, 11/01/21

        3,000 County of Lucas, Ohio,         8/02 at 102       AAA    3,174,420
               Hospital Improvement
               Revenue Bonds (St.
               Vincent Medical Center),
               Series 1992, 6.500%,
               8/15/12

        2,000 County of Marion, Ohio,        5/06 at 102      BBB+    2,029,600
               Hospital Refunding and
               Improvement Revenue Bonds
               (The Community Hospital),
               Series 1996, 6.375%,
               5/15/11

        1,250 Maumee, Ohio, Hospital        12/04 at 102       AAA    1,302,388
               Facilities Revenue Bonds
               (St. Luke's Hospital),
               Series 1994, 5.800%,
               12/01/14

        2,000 County of Miami, Ohio,         5/06 at 102      Baa1    1,910,460
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996A, 6.250%,
               5/15/16

        4,205 County of Miami, Ohio,         5/06 at 102      Baa1    4,100,338
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996C, 6.250%,
               5/15/13

        4,000 City of Middleburg             8/08 at 102       AAA    4,168,840
               Heights, Ohio, Hospital
               Improvement Refunding
               Revenue Bonds (Southwest
               General Health Center
               Project), Series 1995,
               5.625%, 8/15/15

              County of Montgomery,
              Ohio, Hospital Facilities
              Revenue Refunding and
              Improvement Bonds
              (Kettering Medical
              Center), Series 1996:
        1,500  5.625%, 4/01/16               4/06 at 102       AAA    1,547,025
        7,000  6.250%, 4/01/20              No Opt. Call       AAA    7,916,160

        9,500 County of Montgomery,          4/10 at 101      BBB+    9,539,425
               Ohio, Hospital Facilities
               Revenue Bonds (Kettering
               Medical Center Network
               Obligated Group), Series
               1999, 6.750%, 4/01/22

              City of Parma, Ohio,
              Hospital Improvement and
              Refunding Revenue Bonds
              (The Parma Community
              Hospital Association),
              Series 1998:
        1,250  5.350%, 11/01/18             11/08 at 101        A-    1,152,350
        3,000  5.375%, 11/01/29             11/08 at 101        A-    2,654,700

        2,000 County of Richland, Ohio,     11/10 at 101        A-    2,041,480
               Hospital Facilities
               Revenue Improvement Bonds
               (MedCentral Health System
               Obligated Group), Series
               2000B, 6.375%, 11/15/22

-------------------------------------------------------------------------------
              Housing/Multifamily - 6.4%

        1,600 Butler County, Ohio,           9/08 at 103       N/R    1,502,656
               Multifamily Housing
               Revenue Bonds (Anthony
               Wayne Apartments
               Project), Series 1998,
               6.500%, 9/01/30
               (Alternative Minimum Tax)

        1,150 County of Clark, Ohio,        11/08 at 103       N/R    1,064,440
               Multifamily Housing
               Revenue Bonds (Church of
               God Retirement Home),
               Series 1998, 6.250%,
               11/01/30 (Alternative
               Minimum Tax)

        7,800 County of Cuyahoga, Ohio,      6/09 at 102       N/R    1,950,000
               Multifamily Housing First
               Mortgage Revenue Bonds
               (Village of Euclid
               Apartments Project),
               Series 1999A, 6.500%,
               6/01/31#

       16,105 County of Franklin, Ohio,     10/07 at 103       Aaa   15,796,106
               Mortgage Revenue Bonds
               (GNMA Collateralized -
                Columbus Properties
               Project), Series 1997,
               5.600%, 4/20/39
               (Alternative Minimum Tax)

        6,200 Hamilton County,               1/07 at 102       AAA    6,199,628
               Multifamily Housing
               Revenue Bonds (Huntington
               Meadows Project), Series
               1997, 5.700%, 1/01/27
               (Alternative Minimum Tax)

        2,705 County of Henry, Ohio,         8/09 at 102       AAA    2,880,473
               Health Care Facility
               Revenue Bonds (GNMA
               Collateralized - The
               Alpine Village Project),
               Series 1999, 6.375%,
               2/20/41

        2,100 County of Marion, Ohio,        8/10 at 102       Aaa    2,154,684
               Mortgage Revenue Bonds
               (GNMA Collateralized
               Hearthside Apartments
               Project), Series 2000A,
               6.100%, 2/20/42
               (Alternative Minimum Tax)

        6,315 Ohio Capital Corporation       2/09 at 102       Aa2    6,534,888
               for Housing, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loans -
               Section 8 Assisted
               Projects), Series 1999D,
               5.950%, 2/01/23

-------------------------------------------------------------------------------
              Housing/Single Family -
               5.4%

        2,500 Ohio Housing Finance           7/09 at 100       Aaa    2,541,850
               Agency, Residential
               Mortgage Revenue Bonds
               (Fixed Rate Mortgage-
               Backed Securities
               Program), 1999 Series C,
               5.750%, 9/01/30
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
53

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

   $    4,965 Ohio Housing Finance           9/07 at 102       Aaa $  5,036,099
               Agency, Residential
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program),
               1996 Series B-3,
               5.750%, 9/01/28
               (Alternative Minimum
               Tax)

        4,435 Ohio Housing Finance           9/07 at 102       Aaa    4,492,655
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1997C, 5.750%,
               9/01/28 (Alternative
               Minimum Tax)

        1,920 Ohio Housing Finance           9/04 at 102       Aaa    2,014,694
               Agency, Residential
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               Series 1994-A1, 6.100%,
               9/01/14

        4,255 Ohio Housing Finance           9/04 at 102       AAA    4,496,641
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1994B1, 6.375%,
               9/01/14

       12,795 Ohio Housing Finance           9/07 at 102       Aaa   13,337,636
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1997A, 6.150%,
               3/01/29 (Alternative
               Minimum Tax)

          155 Ohio Housing Finance           9/01 at 102       AAA      158,722
               Agency, Single Family
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1991 Series D, 7.050%,
               9/01/16
-------------------------------------------------------------------------------
              Industrial/Other - 0.4%

        2,730 Cuyahoga County Port           5/08 at 102       N/R    2,552,659
               Authority, Cleveland,
               Ohio, Development
               Revenue Bonds (Port of
               Cleveland Bond Fund -
                Jergens, Inc.
               Project), Series 1998A,
               5.375%, 5/15/18
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.8%

        2,000 Cuyahoga County, Ohio,         8/01 at 103       AAA    2,067,840
               Industrial Development
               Refunding Revenue Bonds
               (University Health Care
               Center Project), Series
               1991, 7.300%, 8/01/11

        3,120 County of Franklin,           11/05 at 102       Aa2    3,286,639
               Ohio, Health Care
               Facilities Revenue
               Bonds (Heinzerling
               Foundation), Series
               1995, 6.200%, 11/01/20

          580 Franklin County,           8/01 at 101 1/2       N/R      584,802
               Hospital Revenue
               Refunding FHA-Insured
               Mortgage Loan
               (Worthington Christian
               Village Nursing Home),
               7.000%, 8/01/16

        1,250 County of Hamilton,           10/08 at 101         A    1,118,400
               Ohio, Health Care
               Facilities Revenue
               Bonds (Twin Towers),
               Series 1998A, 5.125%,
               10/01/23

              County of Marion, Ohio,
              Health Care Facilities
              Refunding and
              Improvement Revenue
              Bonds (United Church
              Homes, Inc. Project),
              Series 1993:
        1,105  6.375%, 11/15/10             11/03 at 102      BBB-    1,054,104
          750  6.300%, 11/15/15             11/03 at 102      BBB-      683,048

        1,995 City of Napoleon, Ohio,        9/04 at 102        Aa    2,122,660
               Health Care Facilities
               Mortgage Revenue
               Refunding Bonds (The
               Lutheran Orphans and
               Old Folks Home Society
               Inc. - FHA-Insured
               Project), Series 1994,
               6.875%, 8/01/23

-------------------------------------------------------------------------------
              Tax Obligation/General -
                18.5%

              Adams County/ Ohio
              Valley School District,
              Counties of Adams and
              Highland, School
              Improvement Bonds
              (General Obligation -
               Unlimited Tax), Series
              1995:
        6,000  7.000%, 12/01/15             No Opt. Call       AAA    7,275,240
        9,500  5.250%, 12/01/21             12/05 at 102       AAA    9,518,145

        3,955 City of Akron, Ohio,          12/04 at 102       AAA    4,391,632
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1994, 6.750%, 12/01/14

          600 Anthony Wayne Local           No Opt. Call       AAA      320,490
               School District, Lucas,
               Wood and Fulton
               Counties, Ohio, School
               Facilities Construction
               and Improvement Bonds,
               0.000%, 12/01/13

        1,000 Aurora City School            12/05 at 102       AAA    1,047,940
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1995, 5.800%, 12/01/16

        2,905 Batavia Local School          12/05 at 102       AAA    3,278,322
               District Board of
               Education, County of
               Clermont, Ohio, School
               Improvement Bonds
               (Unlimited Tax - Bank
               Qualified), Series
               1995, 6.300%, 12/01/22

          700 Buckeye Local School          12/10 at 100       Aaa      713,223
               District, Medina
               County, Ohio,
               Construction and
               Improvement Bonds
               (General Obligation),
               Series 2000, 5.500%,
               12/01/25

        2,500 Buckeye Valley Local          No Opt. Call       AAA    2,981,300
               School District, Ohio,
               School Improvement
               Bonds (General
               Obligation - Unlimited
               Tax), Series 1995A,
               6.850%, 12/01/15

              Chesapeake-Union Exempt
               Village School
               District, Ohio, General
               Obligation Bonds,
               Series 1986:
          125  8.500%, 12/01/04             No Opt. Call       N/R      142,480
          125  8.500%, 12/01/05             No Opt. Call       N/R      145,911

--------------------------------------------------------------------------------
54

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

              Chesapeake-Union Exempt
              Village School District,
              Ohio, General Obligation
              Bonds, Series 1986:
   $      125  8.500%, 12/01/06             No Opt. Call       N/R $    149,023
          125  8.500%, 12/01/07             No Opt. Call       N/R      151,614
          125  8.500%, 12/01/08             No Opt. Call       N/R      153,711
          130  8.500%, 12/01/09             No Opt. Call       N/R      161,502

          550 County of Columbiana,         12/04 at 102        AA      616,908
               Ohio, County Jail
               Facilities Construction
               Bonds (General
               Obligation - Unlimited
               Tax), 6.600%, 12/01/17

        1,500 City of Columbus, Ohio,        1/02 at 102       Aaa    1,560,105
               General Obligation
               Refunding Bonds, Series
               1992B, 6.500%, 1/01/10

              City of Columbus, Franklin
               County, Ohio, General
               Obligation Bonds:
          590  9.375%, 4/15/06              No Opt. Call       AAA      731,175
          500  9.375%, 4/15/07              No Opt. Call       AAA      636,400

        7,045 City of Columbus, Ohio,       11/10 at 101       AAA    7,166,808
               Various Purpose Bonds
               (General Obligation -
                Unlimited Tax), Series
               2000, 5.250%, 11/15/17

        1,000 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,059,150
               Various Purpose Refunding
               Bonds (General
               Obligation - Limited
               Tax), Series 1993B,
               5.250%, 10/01/13

        1,345 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,446,534
               General Obligation -
                Limited Tax Bonds,
               5.650%, 5/15/18

        5,830 County of Cuyahoga, Ohio,     12/10 at 100       AA+    6,191,460
               Capital Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               2000, 5.750%, 12/01/16

          750 City of Defiance, Ohio,       12/04 at 102       AAA      791,318
               Waterworks System
               Improvement Bonds, Series
               1994, 6.200%, 12/01/20

              Delaware City School
              District, Delaware County,
              Ohio, School Facilities
              Construction and
              Improvement Bonds (General
              Obligation - Unlimited
              Tax):
        1,000  0.000%, 12/01/10             No Opt. Call       AAA      640,790
        1,000  0.000%, 12/01/11             No Opt. Call       AAA      605,230

        1,000 Evergreen Local School        12/09 at 101       Aaa    1,029,660
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1999, 5.625%, 12/01/24

        1,110 City of Fairborn, Ohio,       10/02 at 102       AAA    1,184,770
               Utility Improvement Bonds
               (General Obligation),
               Series 1991, 7.000%,
               10/01/11

        4,040 County of Franklin, Ohio,     12/08 at 102       AAA    4,106,094
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1993,
               5.375%, 12/01/20

        1,575 Garaway Local School           6/01 at 102       AAA    1,619,321
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1990, 7.200%, 12/01/14

          420 County of Geauga, Ohio,       12/05 at 102       Aa2      475,138
               Sewer District
               Improvement Bonds
               (General Obligation -
                Limited Tax) (Bainbridge
               Water Project), 6.850%,
               12/01/10

        1,000 Grandview Heights City        12/05 at 101        AA    1,038,460
               School District, Franklin
               County, Ohio, School
               Facilities Construction
               and Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.100%,
               12/01/19

        1,200 Heath City School             12/10 at 100       Aaa    1,217,376
               District, Licking County,
               Ohio, School Improvement
               Bonds (General
               Obligation -  Unlimited
               Tax), Series 2000A,
               5.500%, 12/01/27

        1,000 Huron County, Ohio,           12/07 at 102       AAA    1,065,900
               Correctional Facility
               Bonds (General
               Obligation - Limited
               Tax), 5.850%, 12/01/16

        1,200 County of Jefferson, Ohio,    12/01 at 102       AAA    1,247,076
               Human Services Building
               Construction Bonds
               (General Obligation -
                Limited Tax), Series
               1991, 6.625%, 12/01/14

        1,885 City of Kent, Ohio, Sewer     12/02 at 102       Aa3    2,009,881
               System Improvement
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.500%, 12/01/10

        1,070 Kettering, Ohio, General      12/01 at 102       Aa3    1,107,578
               Obligation - Limited Tax
               Bonds, 6.650%, 12/01/12

        1,000 Kettering City School         12/05 at 101       AAA    1,000,710
               District, Ohio, General
               Obligation - Unlimited
               Tax Bonds, 5.250%,
               12/01/22

          500 Kirtland Local School          6/01 at 101       N/R      506,170
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1989, 7.500%, 12/01/09

          555 County of Lake, Ohio,         No Opt. Call       Aa2      579,914
               Sewer District
               Improvement Bonds
               (Limited Tax), Series
               2000, 5.600%, 12/01/20

        1,440 Lakewood, Ohio, General       12/05 at 102       Aa3    1,510,286
               Obligation Bonds, Series
               1995B, 5.750%, 12/01/15

        3,385 Lakota Local School            6/11 at 100       Aaa    3,300,375
               District, County of
               Butler, Ohio, School
               Improvement and Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), Series 2001,
               5.125%, 12/01/26


--------------------------------------------------------------------------------
55

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

              Logan County, Ohio,
               General Obligation Bonds:
   $      155  7.750%, 12/01/02             No Opt. Call         A $    165,365
          155  7.750%, 12/01/03             No Opt. Call         A      171,343
          155  7.750%, 12/01/04             No Opt. Call         A      175,813
          155  7.750%, 12/01/05             No Opt. Call         A      179,898
          155  7.750%, 12/01/06             No Opt. Call         A      183,443

        1,000 County of Lucas, Ohio,        12/02 at 102        A1    1,060,830
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1992, 6.650%, 12/01/12

        1,000 County of Lucas, Ohio,        12/05 at 102       AAA    1,026,150
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1995-1, 5.400%, 12/01/15

        1,000 City of North Olmsted,        12/02 at 102       AAA    1,066,340
               Ohio, Various Purpose
               Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.250%, 12/15/12

              North Royalton City School
               District, Ohio, School
               Improvement Bonds, Series
               1994:
        2,200  6.000%, 12/01/14             12/09 at 102       AAA    2,424,092
        2,400  6.100%, 12/01/19             12/09 at 102       AAA    2,617,968

        1,000 State of Ohio, Full Faith     No Opt. Call       AA+    1,123,170
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1994, 6.000%,
               8/01/10

        2,000 State of Ohio, Full Faith      8/05 at 102       AA+    2,229,360
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/14

        1,750 Pickerington Local School     12/01 at 102        A1    1,811,670
               District, Fairfield and
               Franklin Counties, Ohio,
               General Obligation -
                Unlimited Tax Bonds
               (Pickerington Public
               Library Project), 6.750%,
               12/01/16

              Pickerington Local School
               District, Ohio, General
               Obligation Bonds:
          500  0.000%, 12/01/11             No Opt. Call       AAA      302,615
          500  0.000%, 12/01/13             No Opt. Call       AAA      267,075

        1,000 Revere Local School           12/03 at 102       AAA    1,044,390
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1993, 6.000%, 12/01/16

        2,340 City of Stow, Ohio, Safety    12/05 at 102        A1    2,457,281
               Center Construction Bonds
               (General Obligation -
                Limited Tax), 6.200%,
               12/01/20

        2,870 City of Strongsville,         12/06 at 102       Aa3    3,033,820
               Ohio, Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1996, 5.950%, 12/01/21

        2,290 Tipp City Exempted Village     6/11 at 100       Aaa    2,199,774
               School District, Ohio,
               School Facilities
               Construction and
               Improvement Bonds, Series
               2001, 5.000%, 12/01/24

          540 Trumbull County, Ohio,        12/04 at 102       AAA      584,431
               General Obligation Sewer
               Bonds, Series 1994,
               6.200%, 12/01/14

        1,320 Twinsburg City School         12/01 at 102       AAA    1,369,408
               District, Ohio, General
               Obligation Bonds, 6.700%,
               12/01/11

              Upper Arlington City
               School District, Ohio,
               General Obligation Bonds:
        1,830  0.000%, 12/01/11             No Opt. Call       AAA    1,107,571
        1,870  0.000%, 12/01/12             No Opt. Call       AAA    1,063,301

        1,910 Vandalia, Ohio, General       12/06 at 101       Aa3    1,991,786
               Obligation Bonds, 5.850%,
               12/01/21

        4,000 Westerville City School        6/11 at 100       AAA    3,819,800
               District, Franklin and
               Delaware Counties, Ohio,
               Various Purpose Bonds
               (General Obligation),
               Series 2001, 5.000%,
               12/01/27

        1,000 Woodridge Local School        12/04 at 102       AAA    1,048,300
               District, Ohio, General
               Obligation Bonds, 6.000%,
               12/01/19

          300 Youngstown, Ohio, General     12/04 at 102       AAA      323,958
               Obligation - Limited Tax
               Bonds, Series 1994,
               6.125%, 12/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                8.7%

          500 County of Athens, Ohio,        6/01 at 102        A+      515,285
               Community Mental Health
               Revenue Bonds, 1991
               Series I, 6.900%, 6/01/10

        6,300 City of Cleveland, Ohio,      11/07 at 102       AAA    6,239,331
               Certificates of
               Participation (Cleveland
               Stadium Project), Series
               1997, 5.250%, 11/15/27

        4,300 County of Hamilton, Ohio,     No Opt. Call       Aaa      929,316
               Sales Tax Bonds,
               Subordinate Series B,
               0.000%, 12/01/28

        8,140 State of Ohio, Higher          2/11 at 100       AA+    7,979,723
               Education Capital
               Facilities Bonds, Series
               II-2001A, 5.000%, 2/01/20


--------------------------------------------------------------------------------
56

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
               (continued)

   $    1,100 Ohio State Department of       4/02 at 102       AAA $  1,147,234
               Transportation,
               Certificates of
               Participation (Panhandle
               Rail Line Project),
               Series 1992A, 6.500%,
               4/15/12

       27,150 Puerto Rico Highway and        7/16 at 100         A   27,701,960
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.500%, 7/01/36

        6,550 Puerto Rico Public            No Opt. Call       N/R    7,279,474
               Buildings Authority,
               Guaranteed Revenue Bonds,
               Series II-R56, 8.040%,
               7/01/18 (IF)

-------------------------------------------------------------------------------
              Transportation - 3.3%

        7,000 City of Cleveland, Ohio,       1/10 at 101       AAA    6,622,910
               Airport System Revenue
               Bonds, Series 2000A,
               5.000%, 1/01/31

        8,200 City of Dayton, Ohio,          2/08 at 102       BBB    7,444,452
               Special Facilities
               Revenue Refunding Bonds
               (Emery Air Freight
               Corporation and Emery
               Worldwide Airlines,
               Inc. - Guarantors),
               Series 1998A, 5.625%,
               2/01/18

        5,000 State of Ohio, Turnpike       No Opt. Call       AA-    5,471,450
               Revenue Bonds (Issued by
               the Ohio Turnpike
               Commission), Series II-
               R51, 6.120%, 2/15/24 (IF)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 20.4%

        2,000 City of Athens, County of     12/09 at 100      A***    2,331,200
               Athens, Ohio, Sanitary
               Sewer System Mortgage
               Revenue Bonds, Series
               1989, 7.300%, 12/01/14
               (Pre-refunded to
               12/01/09)

        3,000 City of Barberton, Ohio,       1/02 at 102    N/R***    3,133,200
               Hospital Facilities
               Revenue Bonds (The
               Barberton Citizens
               Hospital Company
               Project), Series 1992,
               7.250%, 1/01/12 (Pre-
               refunded to 1/01/02)

              City of Bellefontaine,
              Ohio, Sewer System First
              Mortgage Revenue Refunding
              and Improvement Bonds
              (Bank Qualified):
        1,000  6.800%, 12/01/07 (Pre-       12/02 at 101    N/R***    1,062,600
               refunded to 12/01/02)
        1,000  6.900%, 12/01/11 (Pre-       12/02 at 101    N/R***    1,064,050
               refunded to 12/01/02)

        1,250 County of Butler, Ohio,        1/02 at 102   Baa1***    1,306,250
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Fort
               Hamilton-Hughes Memorial
               Hospital Center), Series
               1991, 7.500%, 1/01/10
               (Pre-refunded to 1/01/02)

        1,000 Canal Winchester Local        12/01 at 102       AAA    1,041,530
               School District, Ohio,
               General Obligation Bonds,
               Series 1991, 7.100%,
               12/01/13 (Pre-refunded to
               12/01/01)

        1,050 County of Clermont, Ohio,      9/01 at 100       AAA    1,061,939
               Hospital Facilities
               Revenue Bonds (Mercy
               Health System - Province
               of Cincinnati), Series
               1989A, 7.500%, 9/01/19
               (Pre-refunded to 9/01/01)

        3,700 County of Clermont, Ohio,     12/01 at 102       AAA    3,852,884
               Sewer System Revenue
               Bonds (Clermont County
               Sewer District), Series
               1991, 7.100%, 12/01/21
               (Pre-refunded to
               12/01/01)

              City of Cleveland, Ohio,
               General Obligation Bonds,
               Series 1988:
        1,010  7.500%, 8/01/08 (Pre-         2/03 at 100       AAA    1,079,619
               refunded to 2/01/03)
        1,010  7.500%, 8/01/09 (Pre-         2/03 at 100       AAA    1,079,619
               refunded to 2/01/03)

          500 City of Cleveland, Ohio,       7/02 at 102       AAA      528,605
               Various Purpose General
               Obligation Bonds, Series
               1992A, 6.375%, 7/01/12
               (Pre-refunded to 7/01/02)

        4,745 City of Cleveland, Ohio,      11/04 at 102       AAA    5,316,867
               Various Purpose General
               Obligation Bonds, Series
               1994, 6.625%, 11/15/14
               (Pre-refunded to
               11/15/04)

          790 Board of Education of the     12/01 at 102       Aaa      826,956
               Cleveland City School
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1991, 8.250%, 12/01/08
               (Pre-refunded to
               12/01/01)

        1,155 City of Cleveland, Ohio,      11/01 at 102       AAA    1,200,045
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17 (Pre-refunded to
               11/15/01)

        2,115 City of Cleveland, Ohio,      11/01 at 102       AAA    2,197,485
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991B, 7.000%,
               11/15/17 (Pre-refunded to
               11/15/01)

          840 City of Cleveland, Ohio,       1/02 at 102       AAA      874,591
               Waterworks Improvement
               and Refunding First
               Mortgage Revenue Bonds,
               Series F-92B, 6.500%,
               1/01/11 (Pre-refunded to
               1/01/02)

        2,280 City of Cleveland, Ohio,       1/06 at 102       AAA    2,503,189
               Waterworks Improvement
               and Refunding Revenue
               Bonds, First Mortgage
               Series 1996-H, 5.750%,
               1/01/21 (Pre-refunded to
               1/01/06)

        5,795 City of Cleveland, Ohio,       1/06 at 102       AAA    6,362,273
               Waterworks Improvement
               and Refunding First
               Mortgage Revenue Bonds,
               1996 Series H, 5.750%,
               1/01/26 (Pre-refunded to
               1/01/06)


--------------------------------------------------------------------------------
57

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

              County of Cuyahoga,
              Ohio, Hospital Revenue
              Bonds (Meridia Health
              System), Series 1995:
   $      250  6.250%, 8/15/14 (Pre-          8/05 at 102       AAA $    279,355
               refunded to 8/15/05)
        5,500  6.250%, 8/15/24 (Pre-          8/05 at 102       AAA    6,145,810
               refunded to 8/15/05)

        1,350 County of Franklin,             7/01 at 103    N/R***    1,396,562
               Ohio, Hospital
               Facilities Mortgage
               Revenue Bonds (Ohio
               Presbyterian Retirement
               Services), 1991 Series
               A, 8.750%, 7/01/21
               (Pre-refunded to
               7/01/01)

              City of Garfield
              Heights, Ohio, Hospital
              Improvement and
              Refunding Revenue Bonds
              (Marymount Hospital
              Project), Series 1992B:
        3,000  6.650%, 11/15/11 (Pre-        11/02 at 102    AA-***    3,208,410
               refunded to 11/15/02)
        3,500  6.700%, 11/15/15 (Pre-        11/02 at 102    AA-***    3,745,630
               refunded to 11/15/02)

        1,000 Kent State University,          5/02 at 102       AAA    1,053,120
               General Receipts Bonds,
               Series 1992, 6.500%,
               5/01/22 (Pre-refunded
               to 5/01/02)

        1,000 Lakeview Local School          12/04 at 102       AAA    1,131,530
               District, Ohio, General
               Obligation Bonds,
               6.900%, 12/01/14 (Pre-
               refunded to 12/01/04)

        1,000 Lakota Local School            12/05 at 100       AAA    1,102,510
               District, County of
               Butler, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1994, 6.125%, 12/01/17
               (Pre-refunded to
               12/01/05)

        1,500 City of Lorain, Ohio,          11/02 at 102     A1***    1,605,255
               Hospital Refunding
               Revenue Bonds (Lakeland
               Community Hospital,
               Inc.), Series 1992,
               6.500%, 11/15/12

        1,500 County of Lucas, Ohio,         12/01 at 102    N/R***    1,567,845
               Hospital Facilities
               Revenue Bonds (Flower
               Memorial Hospital),
               Series 1991A, 8.125%,
               12/01/11 (Pre-refunded
               to 12/01/01)

        4,250 County of Mahoning,            10/02 at 100       AAA    4,477,418
               Ohio, Hospital
               Improvement Revenue
               Bonds (YHA, Inc.
               Project), Series 1991A,
               7.000%, 10/15/14 (Pre-
               refunded to 10/15/02)

          500 Mansfield, Ohio,                6/02 at 102       AAA      519,515
               Hospital Improvement
               Revenue Bonds
               (Mansfield General
               Hospital Project),
               Series 1991, 6.700%,
               12/01/09 (Pre-refunded
               to 6/01/02)

        1,250 City of Marysville,            12/01 at 101       AAA    1,289,038
               Ohio, Water System
               Mortgage Revenue Bonds,
               Series 1991, 7.050%,
               12/01/21 (Pre-refunded
               to 12/01/01)

        3,000 City of Middleburg              8/01 at 102       AAA    3,085,860
               Heights, Ohio, Hospital
               Improvement Revenue
               Bonds (Southwest
               General Hospital
               Project), Series 1991,
               7.200%, 8/15/19 (Pre-
               refunded to 8/15/01)

       11,000 Montgomery County, Ohio,        1/08 at 102   Baa2***   11,791,780
               Health System Revenue
               Bonds (Franciscan
               Medical Center Dayton
               Campus Issue), Series
               1997, 5.500%, 7/01/18
               (Pre-refunded to
               1/01/08)

        2,500 Montgomery County, Ohio,        5/03 at 101       AAA    2,667,625
               Revenue Bonds (Sisters
               of Charity Health Care
               Systems, Inc.), Series
               1992A, 6.250%, 5/15/08
               (Pre-refunded to
               5/15/03)

        1,000 Mount Gilead, Ohio,            12/02 at 102    N/R***    1,077,710
               Water System Revenue
               First Mortgage Bonds,
               7.200%, 12/01/17 (Pre-
               refunded to 12/01/02)

              Ohio Housing Finance
              Agency, Single Family
              Mortgage Revenue Bonds:
        5,700  0.000%, 1/15/15 (Pre-     7/11 at 70 15/32       AAA    2,478,075
               refunded to 7/15/11)
        6,460  0.000%, 1/15/15 (Pre-      1/11 at 67 1/32       AAA    2,736,068
               refunded to 1/15/11)

          750 State of Ohio, Full             8/05 at 102    AA+***      836,010
               Faith and Credit
               Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/13 (Pre-refunded
               to 8/01/05)

           10 Ohio Building Authority,        4/03 at 100       AAA       11,015
               State Facilities
               Refunding Bonds (Frank
               J. Lausche State Office
               Building), 1982 Series
               A, 10.125%, 10/01/06
               (Pre-refunded to
               4/01/03)

        1,500 Ohio State Building            10/04 at 102       AAA    1,674,510
               Authority, Revenue
               Bonds (Juvenile
               Correctional Building),
               6.600%, 10/01/14
               (Pre-refunded to
               10/01/04)

        5,065 Ohio Water Development         No Opt. Call       AAA    5,582,592
               Authority, Water
               Development Revenue
               Bonds, Pure Water 1990
               Series I, 6.000%,
               12/01/16

          500 Olmsted Falls Local            12/01 at 102       AAA      521,465
               School District, Ohio,
               General Obligation
               Bonds, 7.050%, 12/15/11
               (Pre-refunded to
               12/15/01)

        1,000 County of Ottawa, Ohio,         9/01 at 102       AAA    1,030,360
               Sanitary Sewer System
               Special Assessment
               Bonds (Portage-Catawba
               Island Project), Series
               1991, 7.000%, 9/01/11
               (Pre-refunded to
               9/01/01)

        1,500 Puerto Rico Electric            7/01 at 102       AAA    1,535,025
               Power Authority, Power
               Revenue Bonds, Series
               P, 7.000%, 7/01/21
               (Pre-refunded to
               7/01/01)


--------------------------------------------------------------------------------
58

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

   $    3,165 Reynoldsburg City School      12/02 at 102       AAA $  3,387,246
               District, Ohio, School
               Building Construction and
               Improvement Bonds
               (General Obligation),
               6.550%, 12/01/17 (Pre-
               refunded to 12/01/02)

        1,200 Ridgemont Local School        12/02 at 102    N/R***    1,292,940
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1992, 7.250%, 12/01/14
               (Pre-refunded to
               12/01/02)

          605 Scioto County, Ohio, Human     8/01 at 101    N/R***      615,321
               Services Building Bonds
               (General Obligation),
               7.150%, 8/01/11
               (Pre-refunded to 8/01/01)

        1,725 County of Shelby, Ohio,        9/02 at 102    N/R***    1,852,788
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (The
               Shelby County Memorial
               Hospital Association),
               Series 1992, 7.700%,
               9/01/18 (Pre-refunded to
               9/01/02)

        1,000 Sylvania City School           6/02 at 102       AAA    1,056,850
               District, Ohio, General
               Obligation Bonds, 6.600%,
               6/01/16 (Pre-refunded to
               6/01/02)

        2,750 County of Trumbull, Ohio,     11/03 at 100       AAA    2,984,383
               Hospital Refunding and
               Improvement Revenue Bonds
               (Trumbull Memorial
               Hospital Project),
               Series 1991B, 6.900%,
               11/15/12 (Pre-refunded to
               11/15/03)

        1,000 University of Cincinnati,     12/02 at 102     AA***    1,066,270
               Ohio, General Receipts
               Bonds, Series O, 6.300%,
               6/01/12 (Pre-refunded to
               12/01/02)

        3,575 County of Warren, Ohio,        7/01 at 102    Aa2***    3,658,798
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds (Otterbein
               Home Project),
               Series 1991, 7.200%,
               7/01/11 (Pre-refunded to
               7/01/01)

          750 Warren County Water           12/02 at 102       AAA      803,213
               District, Ohio,
               Waterworks System Revenue
               Bonds, Series 1992,
               6.600%, 12/01/16
               (Pre-refunded to
               12/01/02)

        1,500 Washington County, Ohio,       9/02 at 102   Baa1***    1,605,390
               Hospital Revenue Bonds
               (Marietta Area Health
               Care, Inc. Project),
               Series 1992, 7.375%,
               9/01/12 (Pre-refunded to
               9/01/02)

        1,500 Westerville, Minerva Park      9/01 at 102       AAA    1,548,225
               and Blendon, Ohio, Joint
               Township Hospital
               District (St. Ann's
               Hospital Project),
               Series 1991A, 7.100%,
               9/15/21 (Pre-refunded to
               9/15/01)

        1,425 Wooster City School           12/02 at 102       AAA    1,524,023
               District, Wayne County,
               Ohio, School Building
               Construction and
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.500%,
               12/01/17 (Pre-refunded to
               12/01/02)

-------------------------------------------------------------------------------
              Utilities - 10.8%

              City of Cleveland, Ohio,
              Public Power System First
              Mortgage Revenue Bonds,
              Series 1994A:
        2,250  0.000%, 11/15/12             No Opt. Call       AAA    1,282,163
        1,535  0.000%, 11/15/13             No Opt. Call       AAA      821,762

        2,500 City of Cleveland, Ohio,      11/06 at 102       AAA    2,404,775
               Public Power System First
               Mortgage Revenue
               Refunding Bonds,
               Series 1996 (Sub-
               Series 1), 5.000%,
               11/15/24

          745 City of Cleveland, Ohio,      11/01 at 102       AAA      771,410
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17

        8,570 City of Cleveland, Ohio,      11/01 at 102       AAA    8,873,807
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991B, 7.000%,
               11/15/17

        3,695 Ohio Municipal Electric        2/03 at 102       AAA    3,698,362
               Generation Agency,
               Revenue Bonds (American
               Municipal Power, Inc.),
               5.375%, 2/15/24

              Ohio Air Quality
              Development Authority,
              Revenue Bonds (Columbus
              Southern Power Company
              Project), 1985 Series A:
        1,750  6.375%, 12/01/20             12/02 at 102       AAA    1,819,913
        4,500  6.250%, 12/01/20              6/03 at 102      BBB+    4,542,525

       12,000 Ohio Air Quality               9/05 at 102        A3   12,045,000
               Development Authority,
               Air Quality Development
               Revenue Refunding Bonds
               (The Dayton Power and
               Light Company Project),
               1995 Series, 6.100%,
               9/01/30

          500 Ohio Water Development         8/02 at 102        A2      512,640
               Authority, Collateralized
               Water Development Revenue
               Refunding Bonds (The
               Dayton Power and Light
               Company Project),
               1992 Series A, 6.400%,
               8/15/27

        5,000 Ohio Air Quality               4/07 at 102       AAA    5,069,100
               Development Authority,
               Air Quality Development
               Revenue Bonds (JMG
               Funding - Limited
               Partnership Project),
               Series 1997, 5.625%,
               1/01/23 (Alternative
               Minimum Tax)

       19,850 Ohio Water Development         9/08 at 102       N/R   16,929,073
               Authority, Solid Waste
               Disposal Revenue Bonds
               (Bay Shore Power
               Project), Convertible
               Series 1998A, 5.875%,
               9/01/20 (Alternative
               Minimum Tax)

        1,545 Puerto Rico Electric Power    No Opt. Call        A-      666,111
               Authority, Power Revenue
               Refunding Bonds,
               Series O, 0.000%, 7/01/17


--------------------------------------------------------------------------------
59

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities (continued)

   $    4,500 Puerto Rico Industrial,        6/10 at 101      Baa2 $  4,735,125
               Tourist, Educational,
               Medical, and
               Environmental Control
               Facilities Financing
               Authority, Cogeneration
               Facility Revenue Bonds,
               2000 Series A, 6.625%,
               6/01/26 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 3.9%

        3,000 County of Butler, Ohio,       12/06 at 101       AAA    3,005,730
               Sewer System Revenue
               Bonds, Series 1996,
               5.250%, 12/01/21

       10,000 City of Cleveland, Ohio,      No Opt. Call       AAA   10,497,700
               Waterworks Improvement
               First Mortgage Refunding
               Revenue Bonds, 1993
               Series G, 5.500%, 1/01/21

           80 City of Cleveland, Ohio,       1/02 at 102       AAA       83,206
               Waterworks Improvement
               First Mortgage Revenue
               Refunding Bonds, Series
               F-92B, 6.500%, 1/01/11

        1,600 County of Greene, Ohio,       12/07 at 102       AAA    1,721,696
               Water System Revenue
               Bonds, Series 1996,
               6.125%, 12/01/21

        2,200 City of Greenville, Darke     12/02 at 102       AAA    2,334,790
               County, Ohio, Wastewater
               System First Mortgage
               Revenue Bonds
               (Governmental Enterprise
               Revenue Bonds), Series
               1992, 6.350%, 12/01/17

        1,000 City of Hamilton, Ohio,       10/01 at 102       AAA    1,026,970
               Water System Mortgage
               Revenue Bonds, 1991
               Series A, 6.400%,
               10/15/10

        1,000 County of Montgomery,         11/02 at 102       AAA    1,037,430
               Ohio, Greater Moraine
               Beavercreek Sewer
               District, Water Revenue
               Bonds, Series 1992,
               6.250%, 11/15/17

        2,000 Ohio Water Development         6/08 at 101       AAA    1,960,760
               Authority, Water
               Development Revenue
               Bonds, Fresh Water Series
               1998, 5.125%, 12/01/23

          750 Toledo, Ohio, Sewer System    11/04 at 102       AAA      821,073
               Revenue Mortgage Bonds,
               6.350%, 11/15/17

          500 Toledo, Ohio, Waterworks      11/04 at 102       AAA      544,740
               Revenue Refunding
               Mortgage Bonds, 6.450%,
               11/15/24
-------------------------------------------------------------------------------
   $  597,035 Total Investments (cost                               589,804,381
               $571,634,175) - 99.4%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       3,341,363
              Liabilities - 0.6%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $593,145,744
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
60

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 2.2%

   $    1,000 Redevelopment Authority        No Opt. Call      Baa3 $   896,730
               of Green Bay, Wisconsin,
               Industrial Development
               Revenue Bonds (Fort
               James Project), Series
               1999, 5.600%, 5/01/19

-------------------------------------------------------------------------------
              Capital Goods - 0.7%

          300 Community Development           9/01 at 103       N/R     301,494
               Authority of the Village
               of Menomomee Falls,
               Wisconsin Development
               Revenue Bonds (Herker
               Industries, Inc.
               Project), Series 1996,
               5.250%, 3/01/08
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 4.2%

        1,650 The Children's Trust            7/10 at 100       Aa3   1,713,146
               Fund, Tobacco Settlement
               Asset-Backed Bonds,
               Series 2000, 5.750%,
               7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.8%

          475 Housing Authority of the        4/08 at 100       Aa3     450,034
               City of Ashland,
               Wisconsin, Student
               Housing Revenue Bonds
               (Northland College
               Project), Series 1998,
               5.100%, 4/01/18

          500 Community Development          11/06 at 102       AA-     483,985
               Authority of the City of
               Madison, Wisconsin,
               Fixed Rate Development
               Revenue Bonds (Fluno
               Center Project), Series
               1998A, 5.000%, 11/01/20

          300 Redevelopment Authority         6/09 at 102        A1     275,211
               of the City of
               Milwaukee, Wisconsin,
               Redevelopment Revenue
               Bonds (Young Women's
               Christian Association of
               Greater Milwaukee),
               Series 1999B, 5.300%,
               6/01/29

          370 Puerto Rico Industrial,         2/09 at 101       BBB     340,570
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Higher
               Education Revenue Bonds
               (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

-------------------------------------------------------------------------------
              Healthcare - 5.2%

          500 Puerto Rico Industrial,         1/05 at 102       AAA     530,575
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Hospital
               Auxilio Mutuo Obligated
               Group Project), 1995
               Series A, 6.250%,
               7/01/24

          450 Puerto Rico Industrial,     8/05 at 101 1/2       AAA     478,053
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Pila Hospital Project),
               1995 Series A, 5.875%,
               8/01/12

        1,000 Puerto Rico Industrial,        11/10 at 101        AA   1,108,990
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Hospital
               de la Concepcion
               Project), 2000 Series A,
               6.500%, 11/15/20

-------------------------------------------------------------------------------
              Housing/Multifamily -
               9.5%

              Housing Authority of Dane
              County, Wisconsin,
              Multifamily Housing
              Revenue Bonds (Forest
              Harbor Apartments
              Project):
           25  5.900%, 7/01/12                7/02 at 102       N/R      25,175
           50  5.950%, 7/01/13                7/02 at 102       N/R      50,209
           50  6.000%, 7/01/14                7/02 at 102       N/R      50,139

          675 Kenosha Housing                 5/08 at 102       N/R     692,462
               Authority, Wisconsin,
               GNMA Collateralized
               Multifamily Housing
               Revenue Bonds (Villa
               Ciera, Inc. Project),
               Series 2000A, 5.900%,
               11/20/30

        1,000 Community Development           9/06 at 102       AAA     980,230
               Authority of the City of
               Madison, Wisconsin,
               Multifamily Housing
               Revenue Refunding Bonds
               (Greentree Glen
               Project), Series 1999A,
               5.500%, 9/20/29
               (Alternative Minimum
               Tax)

          200 Redevelopment Authority         8/07 at 102       N/R     202,166
               of the City of
               Milwaukee, Wisconsin,
               Multifamily Housing
               Revenue Bonds
               (FHA-Insured Mortgage
               Loan - City Hall Square
               Apartments Project),
               Series 1993, 6.000%,
               8/01/22 (Alternative
               Minimum Tax)

          500 Housing Authority of the        5/06 at 102       AAA     462,710
               City of Sheboygan,
               Wisconsin, Multifamily
               Revenue Refunding Bonds
               (Lake Shore Apartments),
               Series 1998A, 5.100%,
               11/20/26

          300 Housing Authority of            9/05 at 102       N/R     294,105
               Walworth County,
               Wisconsin, Housing
               Revenue Bonds (FHA-
               Insured Mortgage Loan -
               Kiwanis Heritage, Inc.
               Senior Apartments
               Project), Series 1997,
               5.550%, 9/01/22

              Housing Authority of the
              City of Waukesha,
              Wisconsin, Multifamily
              Housing Revenue Refunding
              Bonds (GNMA
              Collateralized Mortgage
              Loan - Westgrove Woods
              Project), Series 1996A:
          350  5.800%, 12/01/18              12/06 at 102       AAA     354,410
               (Alternative Minimum
               Tax)
          750  6.000%, 12/01/31              12/06 at 102       AAA     764,948
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
61

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Single Family -
               0.8%

   $      195 Puerto Rico Housing Bank        4/05 at 102       AAA $   202,492
               and Finance Agency,
               Single Family Mortgage
               Revenue Bonds
               (Affordable Housing
               Mortgage Subsidy
               Program), Single
               Portfolio I, 6.250%,
               4/01/29 (Alternative
               Minimum Tax)

          115 Virgin Islands Housing          3/05 at 102       AAA     118,541
               Finance Authority,
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1995 Series A, 6.450%,
               3/01/16 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 4.1%

              Housing Authority of
              Sheboygan County,
              Wisconsin, Housing
              Revenue Refunding Bonds
              (Rocky Knoll Health
              Center Project), Series
              1994:
          150  5.300%, 12/01/17              12/04 at 100        A1     141,117
          195  5.300%, 12/01/18              12/04 at 100        A1     182,034
          395  5.300%, 12/01/19              12/04 at 100        A1     365,810

        1,120 Waukesha County Housing        12/03 at 102       N/R   1,003,856
               Authority, Housing
               Revenue Refunding Bonds
               (The Arboretum Project),
               Series 1998, 5.250%,
               12/01/21 (Alternative
               Minimum Tax) (Optional
               put 12/01/12)

-------------------------------------------------------------------------------
              Tax Obligation/General -
               2.1%

          250 Government of Guam,            11/03 at 102      BBB-     247,073
               General Obligation
               Bonds, Series 1993A,
               5.400%, 11/15/18

          600 Puerto Rico Public          7/03 at 101 1/2      A***     618,996
               Building Authority,
               Public Education and
               Health Facilities
               Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series M, 5.750%,
               7/01/15

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               50.7%

              Community Development
              Authority of the Village
              of Ashwaubenon,
              Wisconsin, Lease Revenue
              Bonds (Arena Project),
              Series 1999A:
        2,000  5.700%, 6/01/24                6/09 at 100       Aa2   2,062,260
          700  5.800%, 6/01/29                6/09 at 100       Aa2     725,767

        1,500 Community Development           6/06 at 100        A3   1,607,025
               Authority of the City of
               Cudahy, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1995, 6.000%, 6/01/11

        1,000 Redevelopment Authority         2/08 at 100       N/R     954,640
               of the Village of De
               Forest, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1999B, 5.100%, 2/01/18

        1,500 Community Development           9/08 at 100       N/R   1,449,735
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Bonds,
               Series 1998A, 5.400%,
               9/01/18

          100 Community Development          10/11 at 100        A2      97,497
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Refunding
               Bonds, Tax Increment
               District No. 6, 5.000%,
               10/01/19

          350 Green Bay/Brown County          2/11 at 100       AAA     347,340
               Professional Football
               Stadium District,
               Wisconsin, Sales Tax
               Revenue Bonds (Lambeau
               Field Renovation
               Project), Series 2001A,
               5.000%, 2/01/19

              Redevelopment Authority
              of the City of Green Bay,
              Wisconsin, Lease Revenue
              Bonds (Convention Center
              Project), Series 1999A:
        1,300  5.250%, 6/01/24                6/09 at 100       Aa2   1,301,261
        1,650  5.100%, 6/01/29                6/09 at 100       Aa2   1,610,351

          500 Community Development          12/09 at 100       N/R     453,620
               Authority of the Village
               of Jackson, Wisconsin,
               Community Development
               Revenue Refunding Bonds,
               Series 1999, 5.100%,
               12/01/17

          300 Community Development           3/05 at 100       Aa2     321,282
               Authority of the City of
               Madison, Wisconsin,
               Lease Revenue Bonds
               (Monona Terrace
               Community and Convention
               Center Project), Series
               1995, 6.100%, 3/01/10

          320 Puerto Rico Highway and     7/02 at 101 1/2         A     335,731
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V, 6.625%,
               7/01/12

        2,000 Puerto Rico Highway and         7/10 at 101         A   2,249,820
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 6.500%,
               7/01/27

        2,500 Puerto Rico Public             No Opt. Call         A   2,623,025
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

          500 Southeast Wisconsin            No Opt. Call       AAA     522,870
               Professional Baseball
               Park District, Sales Tax
               Revenue Refunding Bonds,
               Series 1998A, 5.500%,
               12/15/26

        1,000 Southeast Wisconsin            12/04 at 100       AAA   1,031,170
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1999, 6.100%, 12/15/29


--------------------------------------------------------------------------------
62

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $      375 Waterfront Redevelopment       10/08 at 100       N/R $   338,164
               Authority of the City of
               Sturgeon Bay, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1998A, 5.200%, 10/01/21

          600 Virgin Islands Public          10/08 at 101      BBB-     593,676
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior Lien/Refunding),
               5.625%, 10/01/25

          500 Wauwatosa Redevelopment        12/07 at 100       AAA     517,260
               Authority, Milwaukee
               County, Wisconsin,
               Redevelopment Authority
               Lease Revenue Bonds,
               Series 1997, 5.650%,
               12/01/16

              Wisconsin Center
              District, Junior
              Dedicated Tax Revenue
              Refunding Bonds, Series
              1999:
        1,000  5.250%, 12/15/23              No Opt. Call       AAA   1,013,890
          500  5.250%, 12/15/27              No Opt. Call       AAA     504,355

-------------------------------------------------------------------------------
              Transportation - 2.5%

        1,000 Puerto Rico Ports               6/06 at 102      BBB-   1,023,570
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.6%

              Puerto Rico
               Infrastructure Financing
               Authority, Special
               Obligation Bonds, 2000
               Series A:
          250  5.375%, 10/01/16              10/10 at 101       AAA     260,655
          750  5.500%, 10/01/20              10/10 at 101       AAA     780,840

          145 Puerto Rico Electric            7/04 at 102       AAA     160,791
               Power Authority, Power
               Revenue Bonds, Series T,
               6.375%, 7/01/24 (Pre-
               refunded to 7/01/04)

          125 Puerto Rico Telephone       1/03 at 101 1/2       AAA     131,321
               Authority, Revenue
               Refunding Bonds, Series
               M, 5.400%, 1/01/08 (Pre-
               refunded to 1/01/03)

              Southeast Wisconsin
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1996:
          225  5.650%, 12/15/16 (Pre-         3/07 at 101       AAA     247,057
               refunded to 3/13/07)
          600  5.800%, 12/15/26 (Pre-         3/07 at 101       AAA     663,438
               refunded to 3/13/07)

          150 Redevelopment Authority         5/02 at 102     AA***     156,656
               of the City of Superior,
               Wisconsin, Revenue Bonds
               (Superior Memorial
               Hospital, Inc. - FHA-
               Insured Mortgage Loan),
               Series 1994, 5.600%,
               11/01/07 (Pre-refunded
               to 5/01/02)

        1,000 Wisconsin Center               12/06 at 101       AAA   1,101,940
               District, Junior
               Dedicated Tax Revenue
               Bonds, Series 1996B,
               5.700%, 12/15/20
               (Pre-refunded to
               12/15/06)

-------------------------------------------------------------------------------
              Utilities - 4.8%

          315 Guam Power Authority,          10/02 at 102       AAA     334,952
               Revenue Bonds, 1992
               Series A, 6.300%,
               10/01/22

        1,500 Puerto Rico Electric            7/10 at 101       AAA   1,511,025
               Power Authority, Power
               Revenue Bonds, Series
               HH, 5.250%, 7/01/29

          115 Puerto Rico Electric            7/04 at 102        A-     120,942
               Power Authority, Power
               Revenue Bonds, Series T,
               6.000%, 7/01/16

-------------------------------------------------------------------------------
   $   39,835 Total Investments (cost                                40,489,187
               $39,717,254) - 99.2%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                         314,941
               Liabilities - 0.8%
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $40,804,128
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
63

                 Statement of Net Assets
                 May 31, 2001


                                Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                    $107,661,278 $453,853,320 $276,987,486 $219,910,036 $589,804,381 $40,489,187
Cash                           204,124      567,086           --           --           --          --
Receivables:
 Interest                    1,907,911    6,667,211    3,843,821    4,181,610   10,625,446     824,441
 Investments sold            1,056,333    6,658,250    1,761,198      185,274    1,000,000          --
 Shares sold                   253,956      645,846      170,282      480,431      822,678     127,381
Other assets                     1,707       17,865       10,996        2,574       24,417         567
------------------------------------------------------------------------------------------------------
  Total assets             111,085,309  468,409,578  282,773,783  224,759,925  602,276,922  41,441,576
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                      --           --      486,840    1,206,708    6,715,344     477,083
Payables:
 Investments purchased       4,241,019   12,931,288    1,923,868           --           --          --
 Shares redeemed               288,175      611,366      109,105      164,762      657,678         500
Accrued expenses:
 Management fees                49,090      205,722      128,514      102,495      267,345      18,957
 12b-1 distribution and
  service fees                  24,674      101,365       65,541       47,676      106,690      12,194
 Other                          51,557      202,842      103,934       95,280      222,394      47,222
Dividends payable              193,133      927,823      399,217      394,607    1,161,727      81,492
------------------------------------------------------------------------------------------------------
  Total liabilities          4,847,648   14,980,406    3,217,019    2,011,528    9,131,178     637,448
------------------------------------------------------------------------------------------------------
Net assets                $106,237,661 $453,429,172 $279,556,764 $222,748,397 $593,145,744 $40,804,128
------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                $ 91,061,654 $403,793,416 $211,992,050 $202,697,798 $385,225,520 $30,943,806
Shares outstanding           8,966,553   37,381,770   18,609,597   18,929,843   34,703,389   3,103,058
Net asset value and
 redemption price per
 share                    $      10.16 $      10.80 $      11.39 $      10.71 $      11.10 $      9.97
Offering price per share
 (net asset value per
 share plus
 maximum sales charge of
 4.20% of offering
 price)                   $      10.61 $      11.27 $      11.89 $      11.18 $      11.59 $     10.41
------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                $  6,850,823 $ 12,976,567 $  8,641,915 $  6,991,447 $ 19,846,298 $ 4,400,898
Shares outstanding             679,136    1,201,241      757,710      652,984    1,789,634     439,986
Net asset value,
 offering and redemption
 price per share          $      10.09 $      10.80 $      11.41 $      10.71 $      11.09 $     10.00
------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                $  6,358,517 $ 35,770,316 $ 36,123,374 $ 12,589,188 $ 41,396,063 $ 5,408,477
Shares outstanding             624,944    3,313,824    3,175,016    1,176,289    3,733,394     541,086
Net asset value,
 offering and redemption
 price per share          $      10.17 $      10.79 $      11.38 $      10.70 $      11.09 $     10.00
------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                $  1,966,667 $    888,873 $ 22,799,425 $    469,964 $146,677,863 $    50,947
Shares outstanding             192,748       82,461    2,001,165       43,878   13,220,454       5,087
Net asset value,
 offering and redemption
 price per share          $      10.20 $      10.78 $      11.39 $      10.71 $      11.09 $     10.02
------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
64

                 Statement of Operations
                 Year Ended May 31, 2001


                               Kansas     Kentucky     Michigan     Missouri         Ohio  Wisconsin
------------------------------------------------------------------------------------------------------
Investment Income         $ 6,156,157  $26,710,910  $16,881,599  $13,453,990  $35,665,549  $2,177,347
------------------------------------------------------------------------------------------------------
Expenses
Management fees               561,330    2,391,794    1,519,129    1,185,751    3,166,097     215,505
12b-1 service fees -
  Class A                     177,204      802,622      427,157      400,768      781,526      59,627
12b-1 distribution and
 service fees - Class B        57,144      106,135       77,815       55,670      167,363      40,736
12b-1 distribution and
 service fees - Class C        44,562      249,631      268,859       82,418      308,244      37,741
Shareholders' servicing
 agent fees and expenses       65,659      304,554      186,217      152,530      437,830      28,283
Custodian's fees and
 expenses                      49,988      230,462       76,414       59,007      151,377      31,810
Trustees' fees and
 expenses                       2,646       11,873        6,545        5,395       13,967         976
Professional fees              10,592        7,100       13,574       13,066       20,132       9,438
Shareholders' reports -
  printing and mailing
 expenses                      13,336       14,174       33,277       29,430       76,268       1,906
Federal and state
 registration fees              4,649       11,493       18,515        9,799       12,869       7,275
Other expenses                  4,971       13,661       16,648       10,791       32,697       5,928
------------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit
 and expense
 reimbursement                992,081    4,143,499    2,644,150    2,004,625    5,168,370     439,225
 Custodian fee credit          (8,636)     (89,291)      (7,723)     (13,129)     (23,204)     (6,434)
 Expense reimbursement             --           --           --           --           --        (110)
------------------------------------------------------------------------------------------------------
Net expenses                  983,445    4,054,208    2,636,427    1,991,496    5,145,166     432,681
------------------------------------------------------------------------------------------------------
Net investment income       5,172,712   22,656,702   14,245,172   11,462,494   30,520,383   1,744,666
------------------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                 760,827       85,408     (925,976)     246,737      160,286    (281,341)
Net change in unrealized
 appreciation or
 depreciation of
 investments                5,391,332   21,256,252   16,792,494   10,630,323   26,153,382   3,206,930
------------------------------------------------------------------------------------------------------
Net gain from
 investments                6,152,159   21,341,660   15,866,518   10,877,060   26,313,668   2,925,589
------------------------------------------------------------------------------------------------------
Net increase in net
 assets from operations   $11,324,871  $43,998,362  $30,111,690  $22,339,554  $56,834,051  $4,670,255
------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
65

                 Statement of Changes in Net Assets



                                   Kansas                     Kentucky
                          --------------------------  --------------------------
                            Year Ended    Year Ended    Year Ended    Year Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  5,172,712  $  5,755,182  $ 22,656,702  $ 24,394,754
Net realized gain (loss)
 from investment
 transactions                  760,827    (1,856,917)       85,408    (2,745,870)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 5,391,332    (9,891,964)   21,256,252   (39,326,078)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 11,324,871    (5,993,699)   43,998,362   (17,677,194)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (4,502,270)   (5,121,797)  (20,807,437)  (22,138,658)
 Class B                      (261,694)     (259,717)     (495,537)     (462,178)
 Class C                      (269,481)     (267,160)   (1,533,533)   (1,603,843)
 Class R                       (78,640)      (58,522)      (47,426)      (44,742)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --            --      (141,050)
 Class B                            --            --            --        (3,489)
 Class C                            --            --            --       (11,491)
 Class R                            --            --            --          (277)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (5,112,085)   (5,707,196)  (22,883,933)  (24,405,728)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  12,556,493    19,554,426    41,713,067    34,668,969
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,217,731     2,362,345    10,911,972    11,717,449
---------------------------------------------------------------------------------
                            14,774,224    21,916,771    52,625,039    46,386,418
Cost of shares redeemed    (13,563,428)  (37,887,663)  (56,426,425)  (83,321,836)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          1,210,796   (15,970,892)   (3,801,386)  (36,935,418)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               7,423,582   (27,671,787)   17,313,043   (79,018,340)
Net assets at the
 beginning of year          98,814,079   126,485,866   436,116,129   515,134,469
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $106,237,661  $ 98,814,079  $453,429,172  $436,116,129
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    109,025  $     48,398  $    (77,967) $    149,264
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
66

                                  Michigan                    Missouri
                          --------------------------  --------------------------
                            Year Ended    Year Ended    Year Ended    Year Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $ 14,245,172  $ 15,602,881  $ 11,462,494  $ 12,061,162
Net realized gain (loss)
 from investment
 transactions                 (925,976)     (394,763)      246,737    (2,020,468)
Net change in unrealized
 appreciation or
 depreciation of
 investments                16,792,494   (28,450,971)   10,630,323   (19,301,987)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 30,111,690   (13,242,853)   22,339,554    (9,261,293)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                   (10,863,258)  (12,042,377)  (10,664,275)  (11,141,958)
 Class B                      (354,702)     (361,994)     (265,994)     (236,092)
 Class C                    (1,621,637)   (1,947,437)     (520,865)     (550,719)
 Class R                    (1,194,993)   (1,296,715)      (25,489)      (23,125)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --    (1,049,044)           --      (180,545)
 Class B                            --       (39,171)           --        (4,669)
 Class C                            --      (197,494)           --       (10,309)
 Class R                            --      (111,365)           --          (388)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (14,034,590)  (17,045,597)  (11,476,623)  (12,147,805)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  19,054,829    29,218,364    17,740,309    20,575,977
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               4,667,073     5,398,852     4,581,403     4,893,389
---------------------------------------------------------------------------------
                            23,721,902    34,617,216    22,321,712    25,469,366
Cost of shares redeemed    (33,986,230)  (73,969,592)  (20,542,606)  (51,574,976)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions        (10,264,328)  (39,352,376)    1,779,106   (26,105,610)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               5,812,772   (69,640,826)   12,642,037   (47,514,708)
Net assets at the
 beginning of year         273,743,992   343,384,818   210,106,360   257,621,068
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $279,556,764  $273,743,992  $222,748,397  $210,106,360
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    188,877  $    (21,705) $    100,208  $    114,337
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
67

                                     Ohio                     Wisconsin
                          ---------------------------  ------------------------
                            Year Ended     Year Ended   Year Ended   Year Ended
                               5/31/01        5/31/00      5/31/01      5/31/00
--------------------------------------------------------------------------------
Operations
Net investment income     $ 30,520,383  $  33,551,146  $ 1,744,666  $ 1,704,820
Net realized gain (loss)
 from investment
 transactions                  160,286     (2,577,216)    (281,341)    (477,769)
Net change in unrealized
 appreciation or
 depreciation of
 investments                26,153,382    (53,215,799)   3,206,930   (3,230,901)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 56,834,051    (22,241,869)   4,670,255   (2,003,850)
--------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                   (20,246,079)   (22,189,309)  (1,341,564)  (1,391,257)
 Class B                      (780,947)      (662,279)    (161,201)    (151,936)
 Class C                    (1,906,208)    (2,145,445)    (197,932)    (155,424)
 Class R                    (7,925,127)    (8,169,406)      (2,279)      (4,000)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --       (642,306)          --      (21,301)
 Class B                            --        (23,438)          --       (2,734)
 Class C                            --        (69,942)          --       (2,580)
 Class R                            --       (228,223)          --          (71)
--------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (30,858,361)   (34,130,348)  (1,702,976)  (1,729,303)
--------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  46,275,082     59,087,951    5,562,635    9,278,100
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions              14,072,781     15,604,423      980,958    1,090,876
--------------------------------------------------------------------------------
                            60,347,863     74,692,374    6,543,593   10,368,976
Cost of shares redeemed    (81,295,926)  (128,151,087)  (7,239,664)  (4,679,549)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions        (20,948,063)   (53,458,713)    (696,071)   5,689,427
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               5,027,627   (109,830,930)   2,271,208    1,956,274
Net assets at the
 beginning of year         588,118,117    697,949,047   38,532,920   36,576,646
--------------------------------------------------------------------------------
Net assets at the end of
 year                     $593,145,744  $ 588,118,117  $40,804,128  $38,532,920
--------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $     81,263  $     419,241  $    44,840  $     3,150
--------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
68

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Ken-tucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, Kansas, Kentucky and Michigan had outstanding when-issued or delayed delivery purchase commitments of $4,241,019, $12,931,288 and $972,375, respectively. There were no such outstanding pur-chase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Dividends.

-------------------------------------------------------------------------------
69

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the fiscal year ended May 31, 2001, Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate secu-rity. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Kansas, Ken-tucky, Michigan, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

-------------------------------------------------------------------------------
70

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Kansas
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    848,268  $  8,550,130   1,507,689  $ 15,241,284
 Class B                    166,763     1,665,185      79,805       789,360
 Class C                    173,639     1,751,431     222,627     2,197,281
 Class R                     57,269       589,747     134,165     1,326,501
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    200,919     2,007,892     213,525     2,107,243
 Class B                     10,445       103,710      11,564       113,298
 Class C                     10,363       103,682      14,018       138,819
 Class R                        244         2,447         301         2,985
----------------------------------------------------------------------------
                          1,467,910    14,774,224   2,183,694    21,916,771
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,141,780)  (11,376,804) (3,443,748)  (33,609,519)
 Class B                    (63,329)     (628,256)   (149,143)   (1,440,844)
 Class C                   (148,153)   (1,492,900)   (234,477)   (2,284,078)
 Class R                     (6,588)      (65,468)    (56,973)     (553,222)
----------------------------------------------------------------------------
                         (1,359,850)  (13,563,428) (3,884,341)  (37,887,663)
----------------------------------------------------------------------------
Net increase (decrease)     108,060  $  1,210,796  (1,700,647) $(15,970,892)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
71

                                            Kentucky
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  2,902,128  $ 31,121,534   2,428,128  $ 25,922,513
 Class B                    345,031     3,714,916     255,691     2,744,791
 Class C                    638,154     6,870,962     553,567     5,921,610
 Class R                        527         5,655       7,528        80,055
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    921,253     9,829,667   1,000,358    10,629,887
 Class B                     22,337       238,572      21,781       231,167
 Class C                     76,878       820,340      78,803       835,960
 Class R                      2,197        23,393       1,932        20,435
----------------------------------------------------------------------------
                          4,908,505    52,625,039   4,347,788    46,386,418
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (4,715,967)  (50,272,154) (6,784,847)  (71,616,479)
 Class B                   (151,573)   (1,619,114)   (176,173)   (1,860,551)
 Class C                   (422,163)   (4,510,641)   (933,795)   (9,818,678)
 Class R                     (2,267)      (24,516)     (2,388)      (26,128)
----------------------------------------------------------------------------
                         (5,291,970)  (56,426,425) (7,897,203)  (83,321,836)
----------------------------------------------------------------------------
Net increase (decrease)    (383,465) $ (3,801,386) (3,549,415) $(36,935,418)
----------------------------------------------------------------------------

                                            Michigan
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,224,300  $ 13,729,832   1,889,391  $ 20,946,567
 Class B                    151,492     1,704,336     222,691     2,498,621
 Class C                    246,184     2,780,994     419,950     4,688,020
 Class R                     74,441       839,667      96,682     1,085,156
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    287,511     3,222,605     329,072     3,670,322
 Class B                     11,365       127,573      13,162       146,758
 Class C                     48,636       544,232      57,634       642,090
 Class R                     68,955       772,663      84,228       939,682
----------------------------------------------------------------------------
                          2,112,884    23,721,902   3,112,810    34,617,216
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,271,660)  (25,492,198) (4,851,458)  (53,802,275)
 Class B                   (124,182)   (1,392,261)   (169,560)   (1,868,192)
 Class C                   (442,061)   (4,947,303) (1,297,558)  (14,362,469)
 Class R                   (191,770)   (2,154,468)   (355,143)   (3,936,656)
----------------------------------------------------------------------------
                         (3,029,673)  (33,986,230) (6,673,719)  (73,969,592)
----------------------------------------------------------------------------
Net increase (decrease)    (916,789) $(10,264,328) (3,560,909) $(39,352,376)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
72

                                            Missouri
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,165,250  $ 12,347,126   1,628,096  $ 17,199,446
 Class B                    240,591     2,549,754     108,880     1,149,216
 Class C                    267,112     2,838,961     204,033     2,143,915
 Class R                        434         4,468       7,847        83,400
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    407,597     4,303,932     435,828     4,587,139
 Class B                      8,595        90,768       9,242        97,108
 Class C                     17,550       185,281      19,257       202,833
 Class R                        135         1,422         598         6,309
----------------------------------------------------------------------------
                          2,107,264    22,321,712   2,413,781    25,469,366
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,730,189)  (18,249,065) (4,424,031)  (46,242,665)
 Class B                   (103,748)   (1,093,943)    (86,351)     (895,197)
 Class C                   (113,968)   (1,198,102)   (427,653)   (4,433,319)
 Class R                       (140)       (1,496)       (370)       (3,795)
----------------------------------------------------------------------------
                         (1,948,045)  (20,542,606) (4,938,405)  (51,574,976)
----------------------------------------------------------------------------
Net increase (decrease)     159,219  $  1,779,106  (2,524,624) $(26,105,610)
----------------------------------------------------------------------------

                                               Ohio
                         ----------------------------------------------------
                               Year Ended                 Year Ended
                                 5/31/01                    5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  2,581,391  $ 28,569,455    3,549,057  $  38,864,853
 Class B                    548,793     6,050,062      411,463      4,518,191
 Class C                    543,232     6,019,229      884,863      9,719,050
 Class R                    511,079     5,636,336      550,775      5,985,857
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    689,457     7,600,715      786,928      8,631,342
 Class B                     25,448       280,631       25,901        283,499
 Class C                     60,895       670,746       68,823        753,496
 Class R                    500,776     5,520,689      541,498      5,936,086
------------------------------------------------------------------------------
                          5,461,071    60,347,863    6,819,308     74,692,374
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (5,264,633)  (58,012,103)  (8,355,258)   (90,853,953)
 Class B                   (194,595)   (2,141,194)    (281,142)    (3,047,663)
 Class C                   (754,129)   (8,295,174)  (1,472,992)   (16,038,347)
 Class R                 (1,163,434)  (12,847,455)  (1,680,235)   (18,211,124)
------------------------------------------------------------------------------
                         (7,376,791)  (81,295,926) (11,789,627)  (128,151,087)
------------------------------------------------------------------------------
Net increase (decrease)  (1,915,720) $(20,948,063)  (4,970,319) $ (53,458,713)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
73


                                               Wisconsin
                               ---------------------------------------------
                                    Year Ended             Year Ended
                                     5/31/01                 5/31/00
                               ---------------------  ----------------------
                                 Shares       Amount     Shares       Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                        399,617  $ 3,948,340    659,994  $ 6,363,307
 Class B                         62,026      605,947     87,325      842,656
 Class C                        102,536    1,008,008    218,789    2,071,829
 Class R                             34          340         33          308
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         80,417      785,813     94,935      905,114
 Class B                          7,485       73,434      7,208       69,002
 Class C                         12,179      119,445     11,768      112,454
 Class R                            231        2,266        449        4,306
-----------------------------------------------------------------------------
                                664,525    6,543,593  1,080,501   10,368,976
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                       (638,517)  (6,216,348)  (357,250)  (3,363,693)
 Class B                        (58,461)    (578,588)   (36,619)    (344,944)
 Class C                        (44,914)    (444,728)   (97,550)    (915,013)
 Class R                             --           --     (6,109)     (55,899)
-----------------------------------------------------------------------------
                               (741,892)  (7,239,664)  (497,528)  (4,679,549)
-----------------------------------------------------------------------------
Net increase (decrease)         (77,367) $  (696,071)   582,973  $ 5,689,427
-----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0430       $.0455       $.0480       $.0470       $.0465      $.0370
 Class B                      .0365        .0390        .0410        .0400        .0395       .0310
 Class C                      .0385        .0405        .0425        .0420        .0415       .0325
 Class R                      .0450        .0470        .0495        .0485        .0485       .0385
---------------------------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended
May 31, 2001, were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $18,087,149  $64,327,158  $30,291,685  $31,304,201  $69,688,845  $6,057,902
 Short-term municipal
  securities                500,000   59,300,000    1,500,000    7,700,000    9,500,000          --
Sales and maturities:
 Long-term municipal
  securities             18,400,119   61,801,402   39,521,697   27,822,738   89,614,332   7,351,780
 Short-term municipal
  securities                500,000   59,300,000    3,100,000    7,700,000    9,500,000          --
---------------------------------------------------------------------------------------------------

At May 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
                       $105,737,041 $441,045,791 $267,191,133 $215,309,293 $571,634,175 $39,729,463
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
74

At May 31, 2001, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

          Kansas   Kentucky Michigan   Missouri       Ohio Wisconsin
--------------------------------------------------------------------
2003  $4,239,199 $       -- $     -- $       -- $       -- $     --
2004          --         --       --         --         --       --
2005          --         --       --         --         --       --
2006          --         --       --         --         --       --
2007          --         --       --         --         --       --
2008     671,721  1,212,241  202,696    856,804    975,597   97,530
2009     424,368  1,448,222       --    691,893  1,441,334  649,372
--------------------------------------------------------------------
      $5,335,288 $2,660,463 $202,696 $1,548,697 $2,416,931 $746,902
--------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at May 31, 2001, were as follows:

                        Kansas     Kentucky     Michigan     Missouri          Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 4,403,797  $18,851,024  $15,792,383  $ 8,878,662  $ 29,477,638  $1,381,921
 depreciation       (2,479,560)  (6,043,495)  (5,996,030)  (4,277,919)  (11,307,432)   (622,197)
------------------------------------------------------------------------------------------------
Net unrealized
 appreciation      $ 1,924,237  $12,807,529  $ 9,796,353  $ 4,600,743  $ 18,170,206  $  759,724
------------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of Ohio in order to limit total expenses to .75 of 1% of the av-erage daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional ex-penses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                          Kansas Kentucky Michigan Missouri     Ohio Wisconsin
------------------------------------------------------------------------------
Sales charges collected  $68,540 $422,208 $120,774 $225,134 $313,944   $36,092
Paid to authorized
 dealers                  68,540  422,208  114,516  212,125  313,944    36,092
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


-------------------------------------------------------------------------------
75

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with commission advances at the time of purchase as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------

Commission advances           $100,631      $314,891       $95,046      $144,426      $322,150      $53,437
------------------------------------------------------------------------------------------------------------
To compensate for commissions advanced to authorized dealers, all 12b-1 serv-
ice fees collected on Class B Shares during the first year following a pur-
chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2001, the Distributor retained such 12b-1 fees as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
12b-1 fees retained            $59,175      $110,413       $80,425       $57,874      $174,041      $46,395
------------------------------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2001, as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
CDSC retained                  $29,380       $68,031       $29,049       $29,765       $65,734      $45,305
------------------------------------------------------------------------------------------------------------

7. Composition of Net Assets

At May 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
Capital paid-in           $109,539,687  $443,360,073  $269,774,230  $219,596,144  $577,311,206  $40,746,465
Undistributed (Over-
 distribution of) net
 investment income             109,025       (77,967)      188,877       100,208        81,263       44,840
Accumulated net realized
 gain (loss) from
 investment transactions    (5,335,288)   (2,662,178)   (1,541,326)   (1,783,067)   (2,416,931)    (759,110)
Net unrealized
 appreciation of
 investments                 1,924,237    12,809,244    11,134,983     4,835,112    18,170,206      771,933
------------------------------------------------------------------------------------------------------------
Net assets                $106,237,661  $453,429,172  $279,556,764  $222,748,397  $593,145,744  $40,804,128
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
76

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations              Less Distributions
                            -------------------------------    ------------------------------
KANSAS
                                              Net                  From
                                        Realized/                and in
                                       Unrealized                Excess
                Beginning        Net      Invest-                of Net                          Ending
                      Net    Invest-         ment               Invest-                             Net
Year Ended          Asset       ment         Gain                  ment    Capital                Asset         Total
May 31,             Value     Income       (Loss)     Total      Income      Gains    Total       Value     Return(a)
---------------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001              $ 9.54       $.51        $ .62     $1.13       $(.51)       $--    $(.51)     $10.16         12.02 %
 2000               10.49        .50         (.96)     (.46)       (.49)        --     (.49)       9.54         (4.38)
 1999               10.60        .51         (.11)      .40        (.51)        --     (.51)      10.49          3.81
 1998               10.19        .52          .41       .93        (.52)        --     (.52)      10.60          9.32
 1997                9.83        .53          .36       .89        (.53)        --     (.53)      10.19          9.21
 Class B (2/97)
 2001                9.48        .44          .61      1.05        (.44)        --     (.44)      10.09         11.17
 2000               10.43        .42         (.95)     (.53)       (.42)        --     (.42)       9.48         (5.14)
 1999               10.54        .43         (.11)      .32        (.43)        --     (.43)      10.43          3.07
 1998               10.13        .44          .41       .85        (.44)        --     (.44)      10.54          8.57
 1997(d)            10.23        .13         (.12)      .01        (.11)        --     (.11)      10.13           .13
 Class C (2/97)
 2001                9.56        .46          .61      1.07        (.46)        --     (.46)      10.17         11.29
 2000               10.51        .45         (.96)     (.51)       (.44)        --     (.44)       9.56         (4.89)
 1999               10.63        .45         (.11)      .34        (.46)        --     (.46)      10.51          3.18
 1998               10.21        .47          .42       .89        (.47)        --     (.47)      10.63          8.85
 1997(d)            10.18        .15          .04       .19        (.16)        --     (.16)      10.21          1.85
 Class R (2/97)
 2001                9.59        .54          .60      1.14        (.53)        --     (.53)      10.20         12.12
 2000               10.55        .52         (.96)     (.44)       (.52)        --     (.52)       9.59         (4.22)
 1999               10.66        .54         (.11)      .43        (.54)        --     (.54)      10.55          4.06
 1998               10.22        .56          .43       .99        (.55)        --     (.55)      10.66          9.84
 1997(d)            10.20        .18         (.02)      .16        (.14)        --     (.14)      10.22          1.55
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                        Ratios/Supplemental Data
                   ------------------------------------------------------------------------------------------------
                                   Before Credit/              After               After Credit/
                                   Reimbursement          Reimbursement(b)        Reimbursement(c)
FLORIDA                        --------------------     --------------------    ---------------------
                                              Ratio                    Ratio                    Ratio
                                                 of                       of                       of
                                                Net                      Net                      Net
                                            Invest-                  Invest-                  Invest-
                               Ratio of        ment     Ratio of        ment     Ratio of        ment
                               Expenses      Income     Expenses      Income     Expenses      Income
                     Ending         to          to           to          to           to          to
                        Net    Average     Average      Average     Average      Average     Average     Portfolio
Year Ended           Assets        Net         Net          Net         Net          Net         Net      Turnover
May 31,               (000)     Assets      Assets       Assets      Assets       Assets      Assets          Rate
-------------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001              $ 91,062        .90%       5.13%         .90%       5.13%         .89%       5.14%           18%
 2000                86,460       1.01        5.04         1.01        5.05         1.00        5.06            54
 1999               113,140        .90        4.63          .76        4.78          .75        4.78            27
 1998               102,217        .90        4.79          .71        4.98          .71        4.98            13
 1997                95,891       1.03        4.89          .68        5.24          .68        5.24            40
 Class B (2/97)
 2001                 6,851       1.65        4.38         1.65        4.38         1.64        4.39            18
 2000                 5,361       1.77        4.31         1.77        4.31         1.76        4.32            54
 1999                 6,497       1.65        3.89         1.51        4.03         1.51        4.03            27
 1998                 3,238       1.65        4.02         1.45        4.22         1.45        4.22            13
 1997(d)                605       1.65*       4.24*        1.27*       4.62*        1.27*       4.62*           40
 Class C (2/97)
 2001                 6,359       1.45        4.58         1.45        4.58         1.44        4.59            18
 2000                 5,633       1.57        4.51         1.56        4.51         1.56        4.52            54
 1999                 6,171       1.45        4.10         1.32        4.23         1.32        4.23            27
 1998                 1,716       1.44        4.21         1.24        4.41         1.24        4.41            13
 1997(d)                 91       1.45*       4.49*        1.09*       4.85*        1.09*       4.85*           40
 Class R (2/97)
 2001                 1,967        .69        5.33          .69        5.33          .68        5.34            18
 2000                 1,360        .85        5.32          .85        5.32          .84        5.33            54
 1999                   679        .70        4.87          .59        4.97          .59        4.97            27
 1998                    12        .70        4.97          .51        5.16          .51        5.16            13
 1997(d)                 --        .08*       6.53*          --        6.61*          --        6.61*           40
-------------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
77

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
KENTUCKY
                                                     From
                                      Net          and in
                                Realized/          Excess
             Beginning     Net Unrealized          of Net                  Ending
                   Net Invest-    Invest-         Invest-                     Net
Year Ended       Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
---------------------------------------------------------------------------------------------
Class A (5/87)
 2001           $10.30    $.55      $ .50  $1.05    $(.55)   $  --  $(.55) $10.80     10.40 %
 2000            11.22     .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999            11.39     .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
 1998            11.05     .59        .38    .97     (.58)    (.05)  (.63)  11.39      9.00
 1997            10.82     .60        .24    .84     (.60)    (.01)  (.61)  11.05      7.87
Class B (2/97)
 2001            10.30     .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000            11.22     .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999            11.39     .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
 1998            11.06     .50        .38    .88     (.50)    (.05)  (.55)  11.39      8.10
 1997(d)         11.07     .17       (.01)   .16     (.17)      --   (.17)  11.06      1.47
Class C (10/93)
 2001            10.29     .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000            11.21     .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999            11.38     .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
 1998            11.04     .52        .39    .91     (.52)    (.05)  (.57)  11.38      8.43
 1997            10.81     .54        .24    .78     (.54)    (.01)  (.55)  11.04      7.29
Class R (2/97)
 2001            10.27     .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000            11.20     .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999            11.37     .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
 1998            11.03     .61        .39   1.00     (.61)    (.05)  (.66)  11.37      9.25
 1997(d)         11.08     .20       (.04)   .16     (.21)      --   (.21)  11.03      1.42
---------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ----------------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(b)   Reimbursement(c)
KENTUCKY              ------------------ ------------------ ------------------
                                  Ratio              Ratio              Ratio
                                 of Net             of Net             of Net
                                Invest-            Invest-            Invest-
                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                      Expenses   Income  Expenses   Income  Expenses   Income
               Ending       to       to        to       to        to       to
                  Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended     Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------
Class A (5/87)
 2001        $403,793      .87%    5.11%      .87%    5.11%      .85%    5.13%        14%
 2000         394,048      .96     5.23       .96     5.23       .96     5.23          7
 1999         467,127      .84     4.88       .82     4.90       .82     4.90         10
 1998         451,338      .84     5.12       .77     5.19       .77     5.19         12
 1997         430,803      .99     5.20       .75     5.44       .75     5.44         13
Class B (2/97)
 2001          12,977     1.62     4.36      1.62     4.36      1.60     4.38         14
 2000          10,148     1.72     4.48      1.72     4.48      1.72     4.48          7
 1999           9,923     1.59     4.13      1.57     4.15      1.56     4.16         10
 1998           4,273     1.59     4.33      1.54     4.38      1.54     4.38         12
 1997(d)          544     1.59*    4.56*     1.39*    4.76*     1.39*    4.76*        13
Class C (10/93)
 2001          35,770     1.42     4.56      1.42     4.56      1.40     4.58         14
 2000          31,078     1.51     4.68      1.51     4.68      1.51     4.68          7
 1999          37,246     1.39     4.33      1.37     4.36      1.37     4.36         10
 1998          28,630     1.39     4.57      1.33     4.63      1.33     4.63         12
 1997          24,468     1.54     4.64      1.29     4.89      1.29     4.89         13
Class R (2/97)
 2001             889      .67     5.31       .67     5.31       .65     5.33         14
 2000             842      .77     5.43       .77     5.43       .77     5.43          7
 1999             839      .64     5.08       .62     5.10       .62     5.11         10
 1998             675      .64     5.31       .58     5.37       .58     5.37         12
 1997(d)          455      .64*    5.62*      .49*    5.77*      .49*    5.77*        13
---------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
78

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
MICHIGAN
                                                         From
                                          Net          and in
                                    Realized/          Excess
               Beginning       Net Unrealized          of Net                  Ending               Ending
                     Net   Invest-    Invest-         Invest-                     Net                  Net
Year Ended         Asset      ment  ment Gain            ment  Capital          Asset     Total     Assets
May 31,            Value    Income     (Loss)  Total   Income    Gains  Total   Value Return(a)      (000)
----------------------------------------------------------------------------------------------------------
Class A (6/85)
 2001           $    10.75    $.58     $  .63  $1.21    $(.57)   $  --  $(.57) $11.39     11.45 % $211,992
 2000                11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)   208,290
 1999                12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45    260,396
 1998                11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95    263,632
 1997                11.37     .62        .31    .93     (.61)    (.01)  (.62)  11.68      8.42    259,055
Class B (2/97)
 2001                10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61      8,642
 2000                11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)     7,741
 1999                12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69      7,733
 1998                11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12      3,839
 1997(d)             11.66     .17        .04    .21     (.17)      --   (.17)  11.70      1.86        380
Class C (6/93)
 2001                10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84     36,123
 2000                11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)    35,678
 1999                12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90     48,946
 1998                11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45     45,690
 1997                11.35     .55        .32    .87     (.55)    (.01)  (.56)  11.66      7.84     41,649
Class (2/97)
 2001                10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63     22,799
 2000                11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)    22,035
 1999                12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66     26,310
 1998                11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16     26,904
 1997(d)             11.66     .21        .02    .23     (.21)      --   (.21)  11.68      2.01     26,211
----------------------------------------------------------------------------------------------------------

 Class (Inception Date)
                          Ratios/Supplemental Data
             -------------------------------------------------------------------
              Before Credit/         After          After Credit/
              Reimbursement     Reimbursement(b)   Reimbursement(c)
MICHIGAN     ------------------ ------------------ ------------------
                         Ratio              Ratio              Ratio
                        of Net             of Net             of Net
                       Invest-            Invest-            Invest-
             Ratio of     ment  Ratio of     ment  Ratio of     ment
             Expenses   Income  Expenses   Income  Expenses   Income
                   to       to        to       to        to       to
              Average  Average   Average  Average   Average  Average  Portfolio
Year Ended        Net      Net       Net      Net       Net      Net   Turnover
May 31,        Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------
Class A (6/85)
 2001             .87%    5.15%      .87%    5.15%      .86%    5.16%        11%
 2000             .97     5.22       .97     5.22       .96     5.22         28
 1999             .84     4.94       .84     4.94       .84     4.94         18
 1998             .84     5.11       .84     5.11       .84     5.11         13
 1997             .97     5.21       .85     5.33       .85     5.33         34
Class B (2/97)
 2001            1.62     4.40      1.62     4.40      1.61     4.41         11
 2000            1.73     4.48      1.73     4.48      1.72     4.49         28
 1999            1.60     4.20      1.60     4.20      1.60     4.20         18
 1998            1.59     4.32      1.59     4.32      1.59     4.32         13
 1997(d)         1.59*    4.52*     1.59*    4.52*     1.59*    4.52*        34
Class C (6/93)
 2001            1.42     4.60      1.42     4.60      1.41     4.61         11
 2000            1.51     4.66      1.51     4.66      1.50     4.67         28
 1999            1.39     4.39      1.39     4.39      1.39     4.39         18
 1998            1.39     4.56      1.39     4.56      1.39     4.56         13
 1997            1.52     4.65      1.40     4.77      1.40     4.77         34
Class (2/97)
 2001             .67     5.35       .67     5.35       .66     5.36         11
 2000             .77     5.42       .77     5.42       .76     5.43         28
 1999             .64     5.14       .64     5.14       .64     5.14         18
 1998             .64     5.31       .64     5.31       .64     5.31         13
 1997(d)          .65*    5.57*      .65*    5.57*      .65*    5.57*        34
----------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
79

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
MISSOURI
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------

Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------
                          Before Credit/         After          After Credit/
                          Reimbursement     Reimbursement(b)   Reimbursement(c)
MISSOURI                 ------------------ ------------------ ------------------
                                     Ratio              Ratio              Ratio
                                    of Net             of Net             of Net
                                   Invest-            Invest-            Invest-
                         Ratio of     ment  Ratio of     ment  Ratio of     ment
                         Expenses   Income  Expenses   Income  Expenses   Income
                  Ending       to       to        to       to        to       to
                     Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended May    Assets      Net      Net       Net      Net       Net      Net   Turnover
31,                (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (8/87)
 2001              $10.18    $.56      $ .53  $1.09    $(.56)    $ --  $(.56) $10.71     10.93 %
 2000               11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999               11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998               10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
 1997               10.51     .56        .29    .85     (.56)      --   (.56)  10.80      8.29
Class B (2/97)
 2001               10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000               11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999               11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998               10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
 1997(d)            10.81     .16       (.01)   .15     (.16)      --   (.16)  10.80      1.40
Class C (2/94)
 2001               10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000               11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999               11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998               10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
 1997               10.50     .51        .29    .80     (.50)      --   (.50)  10.80      7.80
Class R (2/97)
 2001               10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000               11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999               11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998               10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
 1997(d)            10.90     .17       (.12)   .05     (.15)      --   (.15)  10.80       .43
------------------------------------------------------------------------------------------------
Class A (8/87)
 2001           $202,698      .87%    5.31%      .87%    5.31%      .87%    5.31%        13%
 2000            194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999            238,498      .86     4.87       .86     4.87       .86     4.87         12
 1998            233,456      .87     5.02       .87     5.02       .87     5.02         19
 1997            218,924     1.00     5.13       .86     5.27       .86     5.27         41
Class B (2/97)
 2001              6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000              5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999              5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
 1998              1,677     1.62     4.25      1.62     4.25      1.62     4.25         19
 1997(d)             454     1.62*    4.42*     1.45*    4.59*     1.45*    4.59*        41
Class C (2/94)
 2001             12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000             10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999             13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
 1998             11,253     1.42     4.47      1.42     4.47      1.42     4.47         19
 1997              7,968     1.55     4.57      1.40     4.72      1.40     4.72         41
Class R (2/97)
 2001                470      .67     5.51       .67     5.51       .67     5.51         13
 2000                442      .77     5.47       .77     5.47       .76     5.48         21
 1999                393      .66     5.07       .65     5.08       .65     5.08         12
 1998                 41      .67     5.22       .67     5.22       .67     5.22         19
 1997(d)              34      .67*    5.53*      .55*    5.65*      .55*    5.65*        41
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
80

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
OHIO
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (6/85)
 2001              $10.62    $.57      $ .48  $1.05    $(.57)   $  --  $(.57) $11.10     10.05 %
 2000               11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999               11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998               11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
 1997               11.21     .61        .20    .81     (.61)      --   (.61)  11.41      7.38
Class B (2/97)
 2001               10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000               11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999               11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998               11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
 1997(d)            11.42     .17       (.01)   .16     (.17)      --   (.17)  11.41      1.45
Class C (8/93)
 2001               10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000               11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999               11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998               11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
 1997               11.21     .55        .20    .75     (.55)      --   (.55)  11.41      6.80
Class R (2/97)
 2001               10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000               11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999               11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998               11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
 1997(d)            11.42     .21       (.01)   .20     (.21)      --   (.21)  11.41      1.77
------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------
                          Before Credit/         After          After Credit/
                          Reimbursement     Reimbursement(b)   Reimbursement(c)
OHIO                     ------------------ ------------------ ------------------
                                     Ratio              Ratio              Ratio
                                    of Net             of Net             of Net
                                   Invest-            Invest-            Invest-
                         Ratio of     ment  Ratio of     ment  Ratio of     ment
                         Expenses   Income  Expenses   Income  Expenses   Income
                  Ending       to       to        to       to        to       to
                     Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended May    Assets      Net      Net       Net      Net       Net      Net   Turnover
31,                (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (6/85)
 2001           $385,226      .86%    5.13%      .86%    5.13%      .85%    5.13%        12%
 2000            389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999            471,075      .85     4.94       .85     4.94       .85     4.94         11
 1998            472,821      .85     5.15       .85     5.15       .85     5.15         15
 1997            463,253      .96     5.32       .89     5.39       .89     5.39         17
Class B (2/97)
 2001             19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000             14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999             14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
 1998              7,422     1.61     4.39      1.61     4.39      1.61     4.39         15
 1997(d)           1,649     1.60*    4.63*     1.60*    4.63*     1.60*    4.63*        17
Class C (8/93)
 2001             41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000             41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999             50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
 1998             47,036     1.40     4.60      1.40     4.60      1.40     4.60         15
 1997             40,713     1.51     4.77      1.44     4.84      1.44     4.84         17
Class R (2/97)
 2001            146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000            142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999            161,491      .65     5.14       .65     5.14       .65     5.14         11
 1998            162,220      .65     5.35       .65     5.35       .65     5.35         15
 1997(d)         160,312      .65*    5.65*      .65*    5.65*      .65*    5.65*        17
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
81

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
WISCONSIN
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended          Asset    ment       Gain            ment  Capital          Asset     Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (6/94)
 2001              $ 9.24    $.45      $ .72  $1.17    $(.44)   $  --  $(.44) $ 9.97     12.84 %
 2000               10.20     .44       (.95)  (.51)    (.44)    (.01)  (.45)   9.24     (5.04)
 1999               10.28     .47       (.08)   .39     (.47)      --   (.47)  10.20      3.83
 1998                9.80     .49        .49    .98     (.50)      --   (.50)  10.28     10.19
 1997                9.61     .51        .19    .70     (.51)      --   (.51)   9.80      7.40
Class B (2/97)
 2001                9.27     .38        .72   1.10     (.37)      --   (.37)  10.00     11.98
 2000               10.23     .37       (.95)  (.58)    (.37)    (.01)  (.38)   9.27     (5.75)
 1999               10.31     .39       (.08)   .31     (.39)      --   (.39)  10.23      3.05
 1998                9.82     .42        .49    .91     (.42)      --   (.42)  10.31      9.46
 1997(d)             9.87     .12       (.06)   .06     (.11)      --   (.11)   9.82       .60
Class C (2/97)
 2001                9.26     .40        .73   1.13     (.39)      --   (.39)  10.00     12.31
 2000               10.22     .39       (.95)  (.56)    (.39)    (.01)  (.40)   9.26     (5.56)
 1999               10.30     .41       (.07)   .34     (.42)      --   (.42)  10.22      3.29
 1998                9.82     .44        .49    .93     (.45)      --   (.45)  10.30      9.59
 1997(d)             9.87     .13       (.07)   .06     (.11)      --   (.11)   9.82       .65
Class R (2/97)
 2001                9.28     .47        .73   1.20     (.46)      --   (.46)  10.02     13.10
 2000               10.23     .46       (.94)  (.48)    (.46)    (.01)  (.47)   9.28     (4.73)
 1999               10.31     .49       (.08)   .41     (.49)      --   (.49)  10.23      4.04
 1998                9.82     .53        .48   1.01     (.52)      --   (.52)  10.31     10.47
 1997(d)             9.87     .15       (.07)   .08     (.13)      --   (.13)   9.82       .84
------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------
                         Before Credit/         After          After Credit/
                         Reimbursement     Reimbursement(b)   Reimbursement(c)
WISCONSIN               ------------------ ------------------ ------------------
                                    Ratio              Ratio              Ratio
                                   of Net             of Net             of Net
                                  Invest-            Invest-            Invest-
                        Ratio of     ment  Ratio of     ment  Ratio of     ment
                        Expenses   Income  Expenses   Income  Expenses   Income
                 Ending       to       to        to       to        to       to
                    Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,           (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (6/94)
 2001           $30,944      .97%    4.59%      .97%    4.59%      .95%    4.61%        16%
 2000            30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999            29,217     1.16     4.05       .68     4.53       .68     4.53          9
 1998            24,313     1.36     4.06       .55     4.87       .55     4.87         10
 1997            14,004     1.61     4.10       .51     5.20       .51     5.20         42
Class B (2/97)
 2001             4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000             3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999             3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
 1998             1,877     2.08     3.28      1.32     4.04      1.32     4.04         10
 1997(d)             20     2.18*    3.57*      .94*    4.81*      .94*    4.81*        42
Class C (2/97)
 2001             5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000             4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999             3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
 1998             1,366     1.89     3.47      1.11     4.25      1.11     4.25         10
 1997(d)             76     1.98*    3.62*      .69*    4.91*      .69*    4.91*        42
Class R (2/97)
 2001                51      .77     4.79       .77     4.79       .75     4.80         16
 2000                45      .92     4.67       .79     4.81       .78     4.82         26
 1999               107      .96     4.26       .48     4.73       .48     4.74          9
 1998                45     1.12     4.28       .32     5.08       .32     5.08         10
 1997(d)             40     1.28*    4.39*       --     5.67*       --     5.67*        42
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
82

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

We have audited the accompanying statements of net assets of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Mu-nicipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (collectively, the "Funds") (each a series of the Nuveen Multistate Trust IV (a Massachusetts business trust)), including the portfolios of investments, as of May 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The finan-cial highlights for the Funds for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michi-gan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Mu-nicipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the finan-cial highlights for each of the four years in the period then ended, in con-formity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
83

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

        Serving
Investors
        For Generations

--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. appears here]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
    Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com